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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Value Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.0%
CONSUMER DISCRETIONARY 6.0%
Auto Components 0.3%
Autoliv, Inc.	19,797	$2,052,751
Lear Corp.	16,548	1,673,499
TRW Automotive Holdings Corp. (a)	7,750	746,248
Visteon Corp. (a)	616	62,333
Total		4,534,831
Automobiles 0.3%
General Motors Co.	163,580	5,692,584
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	1,042	748,989
Service Corp. International	53,334	1,182,415
Total		1,931,404
Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	16,135	611,194
Hyatt Hotels Corp., Class A (a)	3,693	225,605
MGM Resorts International (a)	127,235	3,113,441
Royal Caribbean Cruises Ltd.	36,895	2,352,425
Total		6,302,665
Household Durables 0.8%
D.R. Horton, Inc.	54,249	1,176,118
Leggett & Platt, Inc.	256,669	9,006,515
Lennar Corp., Class A	27,362	1,072,043
Lennar Corp., Class B	1,697	53,863
Mohawk Industries, Inc. (a)	11,271	1,645,792
PulteGroup, Inc.	38,177	733,762
Toll Brothers, Inc. (a)	14,870	529,223
Whirlpool Corp.	5,100	780,402
Total		14,997,718
Internet & Catalog Retail 0.2%
Lands’ End, Inc. (a)	1,670	57,581
Liberty Interactive Corp., Class A (a)	124,253	3,667,949
Liberty TripAdvisor Holdings, Inc., Class A (a)	7,253	259,440
Liberty Ventures, Inc., Class A (a)	7,253	276,267
Total		4,261,237
Media 3.2%
Comcast Corp.	59,114	3,227,624
Comcast Corp., Class A	292,244	15,994,514
Gannett Co., Inc.	207,142	6,993,114
Liberty Global PLC, Class C (a)	27,543	1,154,878
Liberty Media Corp., Class A (a)	17,507	861,870
Liberty Media Corp., Class C (a)	35,014	1,697,129

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Madison Square Garden Co. (The), Class A (a)	10,614	$709,652
News Corp., Class A (a)	31,805	560,563
News Corp., Class B (a)	14,504	250,339
Pearson PLC	532,456	9,820,764
Regal Entertainment Group, Class A	265,623	5,591,364
Time Warner, Inc.	132,146	10,179,206
Time, Inc. (a)	7,375	173,165
Total		57,214,182
Multiline Retail 0.4%
Dillard’s, Inc., Class A	10,044	1,148,230
Kohl’s Corp.	53,883	3,167,781
Sears Holdings Corp. (a)	5,947	206,956
Target Corp.	30,605	1,838,442
Total		6,361,409
Specialty Retail 0.2%
Foot Locker, Inc.	36,923	2,071,750
GameStop Corp., Class A	14,272	602,278
Penske Automotive Group, Inc.	22,093	1,059,801
Staples, Inc.	9,004	105,167
Total		3,838,996
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	13,692	1,598,404
TOTAL CONSUMER DISCRETIONARY		106,733,430
CONSUMER STAPLES 11.1%
Beverages 0.6%
Coca-Cola Co. (The)	234,213	9,771,366
Molson Coors Brewing Co., Class B	13,364	988,268
Total		10,759,634
Food & Staples Retailing 1.3%
CVS Caremark Corp.	172,058	13,670,008
Safeway, Inc.	60,717	2,111,737
SYSCO Corp.	219,030	8,285,905
Total		24,067,650
Food Products 2.3%
Archer-Daniels-Midland Co.	55,187	2,751,624
Bunge Ltd.	24,761	2,096,019
ConAgra Foods, Inc.	192,454	6,197,019
Ingredion, Inc.	19,294	1,538,889
JM Smucker Co. (The)	22,005	2,257,713
Kraft Foods Group, Inc.	242,122	14,260,986

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Mondelez International, Inc., Class A	143,761	$5,202,711
Tyson Foods, Inc., Class A	69,985	2,663,629
Unilever PLC	115,564	5,101,388
Total		42,069,978
Household Products 2.2%
Energizer Holdings, Inc.	15,755	1,914,547
Kimberly-Clark Corp.	66,869	7,221,852
Procter & Gamble Co. (The)	360,199	29,936,139
Total		39,072,538
Tobacco 4.7%
Altria Group, Inc.	812,266	34,992,419
British American Tobacco PLC	87,798	5,179,507
Imperial Tobacco Group PLC	170,811	7,449,436
Lorillard, Inc.	385,333	23,004,380
Philip Morris International, Inc.	148,449	12,704,266
Total		83,330,008
TOTAL CONSUMER STAPLES		199,299,808
ENERGY 16.9%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	37,375	2,584,108
Helmerich & Payne, Inc.	26,960	2,832,148
Nabors Industries Ltd.	74,271	2,020,914
National Oilwell Varco, Inc.	37,758	3,263,424
Noble Corp. PLC	63,763	1,814,695
Oil States International, Inc. (a)	13,878	895,825
Paragon Offshore PLC (a)	21,254	198,090
Patterson-UTI Energy, Inc.	36,291	1,253,491
Rowan Companies PLC, Class A	10,420	315,934
Superior Energy Services, Inc.	26,753	958,828
Transocean Ltd.	60,489	2,337,900
Weatherford International PLC (a)	193,599	4,586,360
Total		23,061,717
Oil, Gas & Consumable Fuels 15.6%
Anadarko Petroleum Corp.	74,615	8,408,364
Apache Corp.	53,458	5,443,628
BP PLC, ADR	403,594	19,307,937
Chesapeake Energy Corp.	139,842	3,803,702
Chevron Corp.	454,134	58,787,646
Cimarex Energy Co.	21,851	3,171,891
ConocoPhillips	514,392	41,778,918
Denbury Resources, Inc.	61,512	1,059,237
Devon Energy Corp.	50,299	3,793,551
Exxon Mobil Corp.	266,615	26,517,528

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	38,224	$3,864,447
HollyFrontier Corp.	50,079	2,505,452
Kinder Morgan, Inc.	56,473	2,273,603
Marathon Oil Corp.	87,645	3,653,920
Marathon Petroleum Corp.	39,477	3,592,802
Newfield Exploration Co. (a)	3,114	139,570
Occidental Petroleum Corp.	366,930	38,061,649
Peabody Energy Corp.	45,264	718,792
Phillips 66	23,886	2,078,560
Pioneer Natural Resources Co.	24,450	5,101,493
QEP Resources, Inc.	45,111	1,604,598
Royal Dutch Shell PLC, Class A	311,132	12,592,903
Spectra Energy Corp.	198,464	8,268,010
Suncor Energy, Inc.	82,200	3,377,598
Tesoro Corp.	33,424	2,163,870
Total SA	148,657	9,803,505
Valero Energy Corp.	72,281	3,913,293
Whiting Petroleum Corp. (a)	29,856	2,766,457
WPX Energy, Inc. (a)	16,843	448,361
Total		279,001,285
TOTAL ENERGY		302,063,002
FINANCIALS 11.1%
Banks 6.3%
Bank of America Corp.	527,310	8,484,418
Bank of Montreal	207,866	15,997,367
BB&T Corp.	59,125	2,207,136
BOK Financial Corp.	5,990	403,606
CIT Group, Inc.	33,577	1,610,353
Citigroup, Inc.	144,695	7,473,497
Comerica, Inc.	15,342	772,316
Fifth Third Bancorp	74,048	1,510,949
Huntington Bancshares, Inc.	139,319	1,371,596
JPMorgan Chase & Co.	664,041	39,477,237
KeyCorp	75,208	1,023,581
M&T Bank Corp.	21,846	2,700,821
PNC Financial Services Group, Inc. (The)	44,630	3,782,393
Regions Financial Corp.	232,084	2,355,653
SunTrust Banks, Inc.	22,482	856,115
Wells Fargo & Co.	413,128	21,251,304
Zions Bancorporation	30,969	902,437
Total		112,180,779
Capital Markets 1.5%
American Capital Ltd. (a)	23,693	367,004

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Bank of New York Mellon Corp. (The)	96,332	$3,774,288
BlackRock, Inc.	38,943	12,871,830
E*TRADE Financial Corp. (a)	34,069	758,376
Goldman Sachs Group, Inc. (The)	36,679	6,569,576
Legg Mason, Inc.	10,118	499,020
Morgan Stanley	61,376	2,105,810
State Street Corp.	9,206	663,108
Total		27,609,012
Consumer Finance 0.4%
Capital One Financial Corp.	82,115	6,738,357
Diversified Financial Services 0.1%
CME Group, Inc.	13,361	1,022,784
Intercontinental Exchange, Inc.	1,647	311,283
Leucadia National Corp.	30,575	762,235
NASDAQ OMX Group, Inc. (The)	14,055	610,971
Total		2,707,273
Insurance 2.7%
ACE Ltd.	28,537	3,034,339
Aflac, Inc.	5,155	315,692
Alleghany Corp. (a)	1,406	606,169
Allied World Assurance Co. Holdings AG	465	17,200
Allstate Corp. (The)	57,225	3,518,765
American Financial Group, Inc.	11,946	716,402
American International Group, Inc.	102,437	5,742,618
Arch Capital Group Ltd. (a)	11,201	622,552
Assurant, Inc.	12,198	814,217
Assured Guaranty Ltd.	16,363	395,166
Axis Capital Holdings Ltd.	9,588	462,333
Chubb Corp. (The)	17,484	1,607,654
Cincinnati Financial Corp.	27,482	1,321,609
CNA Financial Corp.	3,492	135,385
Everest Re Group Ltd.	8,464	1,386,742
Genworth Financial, Inc., Class A (a)	41,456	588,261
Hartford Financial Services Group, Inc. (The)	119,608	4,431,476
HCC Insurance Holdings, Inc.	16,809	842,803
Lincoln National Corp.	22,004	1,211,100
Loews Corp.	16,462	720,048
Markel Corp. (a)	1,172	773,286
MetLife, Inc.	40,163	2,198,523
Old Republic International Corp.	43,614	669,475
PartnerRe Ltd.	4,461	498,249
Principal Financial Group, Inc.	49,380	2,680,840

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Protective Life Corp.	13,180	$914,692
Prudential Financial, Inc.	19,333	1,734,170
Reinsurance Group of America, Inc.	4,895	406,187
RenaissanceRe Holdings Ltd.	7,450	762,806
Travelers Companies, Inc. (The)	45,804	4,338,097
Unum Group	43,810	1,588,989
Validus Holdings Ltd.	6,795	265,752
WR Berkley Corp.	33,984	1,643,126
XL Group PLC	23,721	810,784
Total		47,775,507
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc.	73,955	1,179,582
People’s United Financial, Inc.	26,655	398,492
Total		1,578,074
TOTAL FINANCIALS		198,589,002
HEALTH CARE 14.1%
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. (a)	103,448	1,311,720
CareFusion Corp. (a)	17,726	813,801
Hologic, Inc. (a)	24,109	599,591
Teleflex, Inc.	6,902	755,631
Total		3,480,743
Health Care Providers & Services 2.1%
Aetna, Inc.	48,878	4,014,350
CIGNA Corp.	4,355	411,983
Community Health Systems, Inc. (a)	23,897	1,297,129
Express Scripts Holding Co. (a)	113,174	8,366,954
Humana, Inc.	39,232	5,050,728
Mednax, Inc. (a)	8,437	483,018
Omnicare, Inc.	17,275	1,101,627
Quest Diagnostics, Inc.	36,593	2,313,043
UnitedHealth Group, Inc.	126,662	10,979,062
Universal Health Services, Inc., Class B	3,138	359,113
WellPoint, Inc.	24,778	2,886,885
Total		37,263,892
Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., Class A (a)	800	96,208
Thermo Fisher Scientific, Inc.	13,505	1,623,436
Total		1,719,644
Pharmaceuticals 11.7%
AbbVie, Inc.	306,301	16,932,319

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	211,023	$10,688,315
Eli Lilly & Co.	220,878	14,039,006
Johnson & Johnson	447,212	46,389,301
Mallinckrodt PLC (a)	1,530	124,680
Merck & Co., Inc.	625,386	37,591,953
Novartis AG, ADR	69,397	6,234,627
Perrigo Co. PLC	3,614	537,546
Pfizer, Inc.	2,009,393	59,056,060
Roche Holding AG, Genusschein Shares	43,506	12,686,189
Sanofi	48,747	5,348,268
Total		209,628,264
TOTAL HEALTH CARE		252,092,543
INDUSTRIALS 7.5%
Aerospace & Defense 2.0%
BAE Systems PLC	729,837	5,393,007
L-3 Communications Holdings, Inc.	22,751	2,501,472
Lockheed Martin Corp.	155,829	27,114,246
Textron, Inc.	14,507	551,266
Total		35,559,991
Air Freight & Logistics 0.3%
FedEx Corp.	38,512	5,695,155
Airlines 0.4%
Alaska Air Group, Inc.	1,914	88,695
Southwest Airlines Co.	189,320	6,060,133
Total		6,148,828
Building Products 0.1%
Owens Corning	29,621	1,066,356
Commercial Services & Supplies 0.9%
ADT Corp. (The)	17,945	661,453
KAR Auction Services, Inc.	34,933	1,053,579
Republic Services, Inc.	90,608	3,563,613
RR Donnelley & Sons Co.	402,929	7,119,755
Waste Connections, Inc.	28,770	1,411,456
Waste Management, Inc.	56,078	2,633,984
Total		16,443,840
Construction & Engineering 0.2%
Jacobs Engineering Group, Inc. (a)	22,103	1,191,573
KBR, Inc.	37,273	820,751
Quanta Services, Inc. (a)	35,623	1,294,540

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
URS Corp.	12,562	$761,006
Total		4,067,870
Electrical Equipment 0.2%
Eaton Corp. PLC	42,026	2,933,835
Industrial Conglomerates 1.7%
Danaher Corp.	1,308	100,206
General Electric Co.	1,166,138	30,296,265
Total		30,396,471
Machinery 0.7%
AGCO Corp.	24,498	1,196,482
Ingersoll-Rand PLC	6,160	370,832
Joy Global, Inc.	25,674	1,621,313
Kennametal, Inc.	6,926	310,354
Oshkosh Corp.	21,887	1,087,346
Pentair PLC	21,244	1,446,079
SPX Corp.	4,413	459,173
Stanley Black & Decker, Inc.	29,675	2,715,263
Terex Corp.	18,671	698,482
Timken Co. (The)	13,752	622,828
Trinity Industries, Inc.	39,298	1,901,237
Total		12,429,389
Marine —%
Kirby Corp. (a)	4,365	520,701
Professional Services —%
Manpowergroup, Inc.	7,324	568,196
Road & Rail 0.9%
Avis Budget Group, Inc. (a)	26,977	1,821,217
CSX Corp.	136,477	4,218,504
Genesee & Wyoming, Inc., Class A (a)	8,697	855,176
Hertz Global Holdings, Inc. (a)	112,975	3,338,411
Norfolk Southern Corp.	40,393	4,322,051
Ryder System, Inc.	13,234	1,195,560
Union Pacific Corp.	5,144	541,509
Total		16,292,428
Trading Companies & Distributors 0.1%
Air Lease Corp.	7,269	275,495
United Rentals, Inc. (a)	1,284	151,062
Veritiv Corp. (a)	1,015	45,188

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
WESCO International, Inc. (a)	11,121	$934,053
Total		1,405,798
TOTAL INDUSTRIALS		133,528,858
INFORMATION TECHNOLOGY 12.8%
Communications Equipment 3.0%
Brocade Communications Systems, Inc.	74,473	785,690
Cisco Systems, Inc.	2,064,651	51,595,629
EchoStar Corp., Class A (a)	3,561	179,581
Juniper Networks, Inc.	42,357	982,259
Total		53,543,159
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc. (a)	25,349	1,577,975
Avnet, Inc.	23,078	1,027,202
Corning, Inc.	60,692	1,266,035
Ingram Micro, Inc., Class A (a)	25,858	745,486
Jabil Circuit, Inc.	2,798	60,381
Total		4,677,079
IT Services 0.9%
Amdocs Ltd.	27,252	1,283,569
Computer Sciences Corp.	29,967	1,791,727
Fidelity National Information Services, Inc.	73,501	4,171,182
Paychex, Inc.	95,910	3,994,652
Xerox Corp.	309,778	4,278,034
Total		15,519,164
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	71,468	3,653,444
Broadcom Corp., Class A	71,096	2,799,760
First Solar, Inc. (a)	16,681	1,162,332
Intel Corp.	1,563,594	54,600,703
Lam Research Corp.	13,621	979,486
Marvell Technology Group Ltd.	41,275	574,135
Maxim Integrated Products, Inc.	83,757	2,587,254
Microchip Technology, Inc.	287,450	14,036,184
NVIDIA Corp.	95,372	1,854,985
Teradyne, Inc.	19,091	393,084
Total		82,641,367
Software 2.4%
Activision Blizzard, Inc.	122,188	2,876,306
Microsoft Corp.	854,090	38,801,309
Synopsys, Inc. (a)	17,745	725,770
Total		42,403,385

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	91,374	$9,365,835
EMC Corp.	258,902	7,645,376
Hewlett-Packard Co.	285,576	10,851,888
Seagate Technology PLC	51,930	3,249,779
Stratasys Ltd. (a)	1,601	192,056
Total		31,304,934
TOTAL INFORMATION TECHNOLOGY		230,089,088
MATERIALS 3.8%
Chemicals 1.2%
Ashland, Inc.	19,504	2,091,219
Cabot Corp.	3,697	202,522
CF Industries Holdings, Inc.	14,421	3,715,859
LyondellBasell Industries NV, Class A	117,804	13,470,887
Mosaic Co. (The)	25,629	1,224,041
Rockwood Holdings, Inc.	986	79,846
Total		20,784,374
Construction Materials —%
Vulcan Materials Co.	10,903	691,032
Containers & Packaging 1.1%
Bemis Co., Inc.	25,902	1,055,248
MeadWestvaco Corp.	29,839	1,283,077
Packaging Corp. of America	223,192	15,174,824
Rock-Tenn Co., Class A	36,118	1,775,561
Sonoco Products Co.	2,487	102,365
Total		19,391,075
Metals & Mining 1.4%
Alcoa, Inc.	184,733	3,068,415
Allegheny Technologies, Inc.	1,267	53,429
BHP Billiton Ltd.	182,538	6,294,792
Freeport-McMoRan, Inc.	143,252	5,210,075
Newmont Mining Corp.	39,019	1,057,025
Nucor Corp.	53,380	2,899,602
Reliance Steel & Aluminum Co.	12,974	907,142
Rio Tinto PLC	49,061	2,617,352
Steel Dynamics, Inc.	37,238	865,411
TimkenSteel Corp.	3,973	189,830
United States Steel Corp.	36,401	1,406,899
Total		24,569,972
Paper & Forest Products 0.1%
International Paper Co.	53,134	2,574,342
TOTAL MATERIALS		68,010,795

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 6.3%
Diversified Telecommunication Services 5.8%
AT&T, Inc.	1,158,668	$40,507,033
BCE, Inc.	137,267	6,179,729
BCE, Inc.	164,386	7,400,658
CenturyLink, Inc.	482,793	19,789,685
Frontier Communications Corp.	251,510	1,710,268
Telstra Corp., Ltd.	1,297,274	6,742,303
Verizon Communications, Inc.	415,218	20,686,161
Windstream Holdings, Inc.	149,987	1,694,853
Total		104,710,690
Wireless Telecommunication Services 0.5%
Sprint Corp. (a)	92,759	520,378
T-Mobile USA, Inc. (a)	11,176	336,174
United States Cellular Corp. (a)	3,857	145,486
Vodafone Group PLC	948,736	3,256,405
Vodafone Group PLC, ADR	139,328	4,784,523
Total		9,042,966
TOTAL TELECOMMUNICATION SERVICES		113,753,656
UTILITIES 4.4%
Electric Utilities 2.1%
American Electric Power Co., Inc.	83,359	4,476,378
Duke Energy Corp.	228,319	16,893,323
PPL Corp.	155,841	5,396,774
Terna Rete Elettrica Nazionale SpA	1,378,128	7,098,301
Xcel Energy, Inc.	131,540	4,215,857
Total		38,080,633
Gas Utilities 0.1%
UGI Corp.	28,805	1,526,089
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp. (a)	36,503	867,676
NRG Energy, Inc.	42,444	1,306,427
Total		2,174,103
Multi-Utilities 2.1%
Ameren Corp.	129,554	5,180,864
National Grid PLC	617,408	9,214,662
PG&E Corp.	206,875	9,615,550

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	95,802	$3,582,037
SCANA Corp.	48,658	2,527,297
Sempra Energy	73,708	7,810,837
Total		37,931,247
TOTAL UTILITIES		79,712,072
Total Common Stocks (Cost: $1,483,080,056)		$1,683,872,254

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 4.1%
Deutsche Bank AG (b)
(linked to common stock of Delta Air Lines Inc.)
09/12/14	6.800%	82,000	$3,246,216
(linked to common stock of United Continental Holdings, Inc.)
09/12/14	12.630%	72,400	3,459,924
Goldman Sachs Group, Inc. (The) (b)
(linked to common stock of Devon Energy Corp.)
09/18/14	4.000%	64,620	4,853,722
(linked to common stock of Walgreen Co.)
10/22/14	10.250%	58,960	3,624,776
Senior Unsecured
(linked to common stock of Apple, Inc.)
11/06/14	4.000%	293,480	29,829,953
(linked to common stock of Bank of America Corp.)
11/17/14	6.000%	636,600	10,094,331
JPMorgan Chase Bank NA Senior Unsecured (linked to common stock of Dow Chemical Co. (The)) (b)
11/03/14	4.000%	264,850	14,209,202
Wells Fargo Bank NA Senior Unsecured (linked to common stock of Comcast Corp.) (b)
11/05/14	4.000%	87,220	4,756,106

Total Equity-Linked Notes (Cost: $73,473,178)			$74,074,230

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.100% (c)(d)	28,455,482	$28,455,482

Total Money Market Funds (Cost: $28,455,482)		$28,455,482

Total Investments
(Cost: $1,585,008,716) (e)	$1,786,401,966(f)
Other Assets & Liabilities, Net	4,784,192
Net Assets	$1,791,186,158

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $74,074,230 or 4.14% of net assets.

(c)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,254,774	164,403,254	(158,202,546)	28,455,482	7,377	28,455,482

(e)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $1,585,009,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$209,718,000
Unrealized Depreciation	(8,325,000)
Net Unrealized Appreciation	$201,393,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated May 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	96,912,666	9,820,764	—	106,733,430
Consumer Staples	181,569,477	17,730,331	—	199,299,808
Energy	279,666,594	22,396,408	—	302,063,002
Financials	198,589,002	—	—	198,589,002
Health Care	234,058,085	18,034,458	—	252,092,543
Industrials	128,135,851	5,393,007	—	133,528,858
Information Technology	230,089,088	—	—	230,089,088
Materials	59,098,651	8,912,144	—	68,010,795
Telecommunication Services	103,754,949	9,998,707	—	113,753,656
Utilities	63,399,108	16,312,964	—	79,712,072
Total Equity Securities	1,575,273,471	108,598,783	—	1,683,872,254
Other
Equity-Linked Notes	—	74,074,230	—	74,074,230
Total Other	—	74,074,230	—	74,074,230
Mutual Funds
Money Market Funds	28,455,482	—	—	28,455,482
Total Mutual Funds	28,455,482	—	—	28,455,482
Total	1,603,728,953	182,673,013	—	1,786,401,966

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes 3.2%
COLOMBIA 3.2%
Corporación Andina de Fomento Senior Unsecured
01/15/16	3.750%		$3,965,000	$4,114,591
Total Corporate Bonds & Notes (Cost: $3,987,222)				$4,114,591

Inflation-Indexed Bonds(a) 5.3%
BRAZIL 2.7%
Brazil Notas do Tesouro Nacional
05/15/45	6.000%	BRL	711,867	$3,457,964
MEXICO 2.6%
Mexican Udibonos
11/15/40	4.000%	MXN	38,142,516	3,317,269
Total Inflation-Indexed Bonds (Cost: $6,679,729)				$6,775,233

Foreign Government Obligations(a)(b) 36.2%
CHILE 2.1%
Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	1,500,000,000	$2,725,953
COLOMBIA 4.2%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		1,700,000	1,832,600
03/21/23	4.375%	COP	2,650,000,000	1,251,373
06/28/27	9.850%	COP	1,840,000,000	1,264,615
Empresa de Energia de Bogota SA ESP Senior Unsecured (c)
11/10/21	6.125%		1,000,000	1,082,463
Total				5,431,051
CROATIA 2.0%
Croatia Government International Bond Senior Unsecured
11/05/19	6.750%		2,290,000	2,553,350
DOMINICAN REPUBLIC 2.4%
Dominican Republic International Bond Senior Unsecured (c)
05/06/21	7.500%		2,600,000	3,020,920

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(b) (continued)
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (d)
10/15/42	0.000%	EUR	$1,417,500	$26,243
GUATEMALA 0.9%
Guatemala Government Bond Senior Unsecured (c)
06/06/22	5.750%		1,000,000	1,102,500
INDONESIA 2.8%
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	9,090,000,000	780,682
09/15/16	7.375%	IDR	9,600,000,000	816,585
PT Perusahaan Listrik Negara Senior Unsecured (c)
11/22/21	5.500%		1,945,000	2,067,474
Total				3,664,741
IVORY COAST 2.0%
Ivory Coast Government International Bond (c)
07/23/24	5.375%		1,310,000	1,283,800
Ivory Coast Government International Bond (d)
Senior Unsecured
12/31/32	5.750%		1,310,000	1,305,913
Total				2,589,713
MEXICO 0.4%
Mexican Bonos
12/15/16	7.250%	MXN	5,671,000	467,641
MOROCCO 0.8%
Morocco Government International Bond Senior Unsecured (c)
12/11/22	4.250%		1,000,000	1,020,000
QATAR 1.9%
Qatar Government International Bond Senior Unsecured
04/09/19	6.550%		2,050,000	2,467,687
ROMANIA 0.9%
Romanian Government International Bond Senior Unsecured (c)
02/07/22	6.750%		1,000,000	1,202,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(b) (continued)
RUSSIAN FEDERATION 3.9%
Russian Foreign Bond - Eurobond Senior Unsecured (c)
04/04/17	3.250%		$2,000,000	$2,035,000
Sberbank of Russia Via SB Capital SA Senior Unsecured (c)
02/07/17	4.950%		3,000,000	3,017,659
Total				5,052,659
SINGAPORE 3.2%
Singapore Government Bond Senior Unsecured
03/01/27	3.500%	SGD	4,700,000	4,168,383
SOUTH KOREA 2.3%
Export-Import Bank of Korea Senior Unsecured
11/20/15	1.250%		3,000,000	3,015,060
TRINIDAD AND TOBAGO 1.0%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (c)
08/14/19	9.750%		1,000,000	1,258,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(b) (continued)
UNITED ARAB EMIRATES 0.8%
Abu Dhabi National Energy Co. Senior Unsecured (c)
01/12/23	3.625%	$1,000,000	$1,015,000
VENEZUELA 2.6%
Petroleos de Venezuela SA
11/02/17	8.500%	3,660,000	3,279,360
ZAMBIA 2.0%
Zambia Government International Bond Senior Unsecured
04/14/24	8.500%	2,200,000	2,552,000
Total Foreign Government Obligations (Cost: $46,701,490)			$46,612,761

		Shares	Value

Money Market Funds 49.0%
Columbia Short-Term Cash Fund, 0.100% (e)(f)		63,116,837	$63,116,837
Total Money Market Funds (Cost: $63,116,837)			$63,116,837
Total Investments
(Cost: $120,485,278) (g)			$120,619,422(h)
Other Assets & Liabilities, Net			8,172,885
Net Assets			$128,792,307

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at August 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	09/11/2014	3,753,795 USD	11,746,000 PLN	—	(88,379)
HSBC Securities (USA), Inc.	09/09/2014	3,062,599 USD	110,373,000 RUB	—	(85,400)
J.P. Morgan Securities, Inc.	09/04/2014	6,786,000 BRL	2,998,807 USD	—	(31,809)
J.P. Morgan Securities, Inc.	10/01/2014	2,830,000 SGD	2,266,303 USD	631	—
Standard Chartered Bank	09/15/2014	4,870,000,000 COP	2,563,563 USD	31,757	—
Standard Chartered Bank	09/18/2014	4,531,478 USD	28,000,000 CNY	16,141	—
Standard Chartered Bank	09/18/2014	648,691 USD	8,613,000 MXN	9,294	—
Standard Chartered Bank	09/25/2014	8,137,684 USD	25,864,000 MYR	29,017	—
State Street Bank	09/04/2014	6,786,000 BRL	3,032,714 USD	2,099	—
State Street Bank	09/04/2014	5,931,818 USD	13,572,000 BRL	129,412	—
State Street Bank	10/06/2014	590,000 BRL	256,723 USD	—	(4,342)
UBS Securities	09/08/2014	3,048,000 EUR	4,088,709 USD	83,678	—
Total				302,029	(209,930)

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $236,800 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(84)	USD	(9,982,219)	12/2014	—	(13,251)
US 10YR NOTE	(124)	USD	(15,596,875)	12/2014	—	(19,872)
Total					—	(33,123)

Credit Default Swap Contracts Outstanding at August 31, 2014

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Limited	Republic of Turkey	12/20/2015	1.000	2,700,000	(7,938)	(41,512)	(5,325)	—	(54,775)
Goldman Sachs International	Republic of Colombia	09/20/2019	1.000	6,400,000	(64,848)	64,981	(12,622)	—	(12,489)
Total								—	(67,264)

Credit Default Swap Contracts Outstanding at August 31, 2014

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Federative Republic of Brazil	03/20/2018	1.000	0.922	2,260,000	6,145	15,379	4,457	25,981	—
Citibank	Federative Republic of Brazil	12/20/2017	1.000	0.864	2,200,000	9,806	8,385	4,339	22,530	—
Citibank	People’s Republic of China	12/20/2016	1.000	0.262	1,500,000	25,678	13,799	2,958	42,435	—
Citibank	Republic of Colombia	12/20/2017	1.000	0.513	2,200,000	35,223	2,102	4,339	41,664	—
Citibank	Republic of Panama	12/20/2017	1.000	0.503	3,200,000	52,374	2,040	6,311	60,725	—
Citibank	Republic of Peru	09/20/2016	1.000	0.374	1,500,000	19,433	17,388	2,958	39,779	—
Citibank	Republic of Peru	09/20/2016	1.000	0.374	3,000,000	38,864	14,682	5,917	59,463	—
Citibank New York	People’s Republic of China	12/20/2016	1.000	0.262	9,700,000	166,052	122,154	19,131	307,337	—
Total									599,914	—

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $18,105,316 or 14.06% of net assets.

(d)	Variable rate security.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	49,891,427	27,864,726	(14,639,316)	63,116,837	13,544	63,116,837

(g)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $120,485,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,537,000
Unrealized Depreciation	(1,403,000)
Net Unrealized Appreciation	$134,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China, Yuan Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PLN	Polish Zloty
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	4,114,591	—	4,114,591
Inflation-Indexed Bonds	—	6,775,233	—	6,775,233
Foreign Government Obligations	—	46,612,761	—	46,612,761
Total Bonds	—	57,502,585	—	57,502,585
Mutual Funds
Money Market Funds	63,116,837	—	—	63,116,837
Total Mutual Funds	63,116,837	—	—	63,116,837
Investments in Securities	63,116,837	57,502,585	—	120,619,422
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	302,029	—	302,029
Swap Contracts	—	599,914	—	599,914
Liabilities
Forward Foreign Currency Exchange Contracts	—	(209,930)	—	(209,930)
Futures Contracts	(33,123)	—	—	(33,123)
Swap Contracts	—	(67,264)	—	(67,264)
Total	63,083,714	58,127,334	—	121,211,048

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 26.6%
CONSUMER DISCRETIONARY 4.2%
Auto Components 0.1%
Delphi Automotive PLC	2,135	$148,554
Automobiles 0.1%
Tesla Motors, Inc. (a)	388	104,644
Hotels, Restaurants & Leisure 0.4%
Aramark	2,132	55,219
Hilton Worldwide Holdings, Inc. (a)	2,598	65,781
McDonald’s Corp.	1,120	104,966
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,835	155,131
Wynn Resorts Ltd.	253	48,799
Total		429,896
Internet & Catalog Retail 0.6%
Amazon.com, Inc. (a)(b)	937	317,680
HomeAway, Inc. (a)(b)	2,340	77,688
Priceline Group, Inc. (The) (a)(b)	196	243,885
Total		639,253
Media 1.4%
Cinemark Holdings, Inc. (b)	3,215	113,457
Comcast Corp., Class A (b)	10,481	573,625
DIRECTV (a)	1,422	122,932
Discovery Communications, Inc., Class A (a)	2,256	98,632
Discovery Communications, Inc., Class C (a)	2,276	97,800
DISH Network Corp., Class A (a)(b)	2,388	154,766
Time Warner, Inc.	435	33,508
Viacom, Inc., Class B (b)	4,223	342,697
Total		1,537,417
Multiline Retail 0.1%
Macy’s, Inc.	1,435	89,386
Specialty Retail 0.9%
Cabela’s, Inc. (a)	1,115	68,037
Gap, Inc. (The) (b)	3,590	165,679
Home Depot, Inc. (The)	1,805	168,768
Lowe’s Companies, Inc.	1,481	77,767
Michaels Companies, Inc. (The) (a)	2,129	36,150
TJX Companies, Inc. (The)	2,295	136,805
Tractor Supply Co.	1,502	100,559

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Urban Outfitters, Inc. (a)(b)	4,690	$186,615
Total		940,380
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	470	48,260
Michael Kors Holdings Ltd. (a)	1,542	123,545
Nike, Inc., Class B (b)	1,950	153,172
Ralph Lauren Corp.	440	74,448
VF Corp. (b)	3,275	209,993
Total		609,418
TOTAL CONSUMER DISCRETIONARY		4,498,948
CONSUMER STAPLES 2.1%
Beverages 0.4%
Coca-Cola Co. (The)	1,625	67,795
Diageo PLC, ADR (b)	1,104	132,336
Molson Coors Brewing Co., Class B (b)	1,030	76,169
PepsiCo, Inc.	1,986	183,685
Total		459,985
Food & Staples Retailing 0.5%
CVS Caremark Corp.	4,226	335,756
Wal-Mart Stores, Inc.	850	64,175
Walgreen Co.	1,510	91,385
Total		491,316
Food Products 0.3%
Archer-Daniels-Midland Co. (b)	3,110	155,064
General Mills, Inc.	1,065	56,850
Kellogg Co.	575	37,358
Kraft Foods Group, Inc.	615	36,223
Total		285,495
Household Products 0.4%
Kimberly-Clark Corp.	785	84,780
Procter & Gamble Co. (The)	3,747	311,413
Total		396,193
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A (b)	2,020	155,197
Tobacco 0.4%
Altria Group, Inc.	2,245	96,715

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	4,045	$346,171
Total		442,886
TOTAL CONSUMER STAPLES		2,231,072
ENERGY 2.4%
Energy Equipment & Services 0.8%
Cameron International Corp. (a)	1,480	110,008
FMC Technologies, Inc. (a)	1,955	120,897
Halliburton Co. (b)	6,309	426,552
Schlumberger Ltd. (b)	2,140	234,630
Total		892,087
Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp. (b)	1,395	157,202
BP PLC, ADR	760	36,358
Cabot Oil & Gas Corp.	4,272	143,283
Canadian Natural Resources Ltd.	2,425	105,609
Chevron Corp.	3,288	425,632
ConocoPhillips (b)	3,317	269,407
Exxon Mobil Corp.	1,490	148,195
Kinder Morgan, Inc.	475	19,123
Noble Energy, Inc.	1,355	97,750
Occidental Petroleum Corp.	895	92,838
Patriot Coal Corp., Class A (a)(d)	16	240
Phillips 66	795	69,181
Royal Dutch Shell PLC, ADR	915	74,088
Total		1,638,906
TOTAL ENERGY		2,530,993
FINANCIALS 4.0%
Banks 1.5%
Bank of America Corp.	12,910	207,722
Citigroup, Inc.	6,163	318,319
Fifth Third Bancorp	2,000	40,810
JPMorgan Chase & Co.	8,663	515,015
PNC Financial Services Group, Inc. (The)	940	79,665
U.S. Bancorp	2,725	115,213
Wells Fargo & Co.	6,805	350,049
Total		1,626,793
Capital Markets 1.0%
BlackRock, Inc.	951	314,334

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) (b)	2,725	$488,075
Northern Trust Corp.	895	62,068
T. Rowe Price Group, Inc. (b)	2,440	197,628
Total		1,062,105
Consumer Finance 0.1%
American Express Co. (b)	1,665	149,101
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B (a)	1,699	233,188
CME Group, Inc.	770	58,943
Total		292,131
Insurance 0.6%
ACE Ltd.	630	66,988
Aon PLC	1,367	119,148
Brown & Brown, Inc. (b)	3,600	117,432
Chubb Corp. (The)	650	59,768
Marsh & McLennan Companies, Inc.	1,865	99,031
MetLife, Inc.	2,950	161,483
Total		623,850
Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc. (b)	2,895	228,879
Duke Realty Corp. (b)	5,145	95,697
Public Storage	245	42,919
Simon Property Group, Inc.	220	37,406
Total		404,901
Real Estate Management & Development 0.1%
St. Joe Co. (The) (a)(b)	3,615	78,301
TOTAL FINANCIALS		4,237,182
HEALTH CARE 4.3%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc. (a)	709	120,027
Amgen, Inc.	1,225	170,741
Biogen Idec, Inc. (a)	424	145,449
Bluebird Bio, Inc. (a)(b)	4,390	175,644
Celgene Corp. (a)	3,671	348,818
Clovis Oncology, Inc. (a)(b)	3,645	173,356
Cubist Pharmaceuticals, Inc. (a)(b)	3,565	246,092
Gilead Sciences, Inc. (a)	1,217	130,925
Insmed, Inc. (a)(b)	14,575	203,030

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Pharmacyclics, Inc. (a)	1,106	$137,575
Vertex Pharmaceuticals, Inc. (a)	2,051	191,912
Total		2,043,569
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	4,249	179,478
Covidien PLC	2,255	195,802
HeartWare International, Inc. (a)(b)	1,915	155,306
Medtronic, Inc.	3,500	223,475
Total		754,061
Health Care Providers & Services 0.2%
Cardinal Health, Inc.	1,378	101,558
CIGNA Corp.	908	85,897
Total		187,455
Health Care Technology 0.1%
IMS Health Holdings, Inc. (a)	1,816	50,666
Life Sciences Tools & Services 0.1%
Illumina, Inc. (a)	811	145,461
Pharmaceuticals 1.3%
AbbVie, Inc.	2,835	156,719
AstraZeneca PLC, ADR (b)	1,580	120,096
Bristol-Myers Squibb Co.	2,446	123,890
Johnson & Johnson	3,821	396,352
Merck & Co., Inc.	3,200	192,352
Perrigo Co. PLC	285	42,391
Pfizer, Inc.	6,200	182,218
Roche Holding AG, ADR	2,125	77,583
Salix Pharmaceuticals Ltd. (a)	345	54,893
Zoetis, Inc.	1,750	62,020
Total		1,408,514
TOTAL HEALTH CARE		4,589,726
INDUSTRIALS 2.9%
Aerospace & Defense 0.9%
Boeing Co. (The)	1,020	129,336
Honeywell International, Inc.	3,711	353,398
Precision Castparts Corp.	428	104,458
Raytheon Co.	1,270	122,352
United Technologies Corp.	1,904	205,594
Total		915,138

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.1%
FedEx Corp.	427	$63,145
United Parcel Service, Inc., Class B	800	77,864
Total		141,009
Airlines 0.4%
Alaska Air Group, Inc.	3,320	153,849
Copa Holdings SA, Class A (b)	1,205	148,191
Delta Air Lines, Inc. (b)	3,840	151,987
Total		454,027
Commercial Services & Supplies 0.2%
Tyco International Ltd.	2,505	111,773
Waste Management, Inc.	1,200	56,364
Total		168,137
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc. (a)	1,632	87,981
Electrical Equipment 0.4%
Eaton Corp. PLC	2,833	197,772
Emerson Electric Co.	720	46,094
Rockwell Automation, Inc. (b)	1,315	153,342
Total		397,208
Industrial Conglomerates 0.2%
General Electric Co.	7,005	181,990
Machinery 0.2%
Dover Corp.	865	76,008
IDEX Corp. (b)	995	76,555
Illinois Tool Works, Inc.	514	45,340
Parker-Hannifin Corp.	560	64,680
Total		262,583
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	630	73,949
Nielsen NV	1,258	59,114
Total		133,063
Road & Rail 0.2%
Kansas City Southern (b)	2,065	238,218
Trading Companies & Distributors 0.1%
Fastenal Co.	3,335	151,009
TOTAL INDUSTRIALS		3,130,363

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 5.3%
Communications Equipment 0.1%
Cisco Systems, Inc.	3,550	$88,715
QUALCOMM, Inc.	641	48,780
Total		137,495
Internet Software & Services 0.9%
Baidu, Inc., ADR (a)	639	137,078
Facebook, Inc., Class A (a)	1,842	137,819
Google, Inc., Class A (a)	212	123,460
Google, Inc., Class C (a)(b)	482	275,511
LinkedIn Corp., Class A (a)	820	185,115
MercadoLibre, Inc.	111	12,758
Twitter, Inc. (a)	2,390	118,903
Total		990,644
IT Services 0.5%
Automatic Data Processing, Inc.	985	82,228
Cognizant Technology Solutions Corp., Class A (a)	2,485	113,639
International Business Machines Corp.	550	105,765
MasterCard, Inc., Class A	1,910	144,797
Visa, Inc., Class A	658	139,838
Total		586,267
Semiconductors & Semiconductor Equipment 0.9%
ARM Holdings PLC, ADR	2,355	114,288
Broadcom Corp., Class A	2,552	100,498
Intel Corp.	4,575	159,759
KLA-Tencor Corp. (b)	3,075	234,991
Skyworks Solutions, Inc.	1,339	75,868
Texas Instruments, Inc.	1,475	71,065
Xilinx, Inc. (b)	3,615	152,734
Total		909,203
Software 1.9%
Activision Blizzard, Inc. (b)	11,650	274,241
Check Point Software Technologies Ltd. (a)(b)	1,129	80,182
Electronic Arts, Inc. (a)(b)	6,764	255,950
Fortinet, Inc. (a)(b)	6,055	156,279
Intuit, Inc.	1,190	98,984
Microsoft Corp.	7,802	354,445
Red Hat, Inc. (a)	2,052	125,008
Salesforce.com, Inc. (a)(b)	5,139	303,663
Splunk, Inc. (a)	2,016	108,763
Tableau Software, Inc., Class A (a)(b)	1,295	84,810

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A (a)(b)	1,917	$188,978
Total		2,031,303
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	6,928	710,120
EMC Corp. (b)	8,852	261,399
Hewlett-Packard Co.	1,290	49,020
Total		1,020,539
TOTAL INFORMATION TECHNOLOGY		5,675,451
MATERIALS 0.6%
Chemicals 0.5%
Chemtura Corp. (a)	1,295	31,974
Dow Chemical Co. (The)	1,214	65,010
EI du Pont de Nemours & Co.	1,405	92,884
LyondellBasell Industries NV, Class A	590	67,466
Monsanto Co. (b)	1,789	206,898
Sherwin-Williams Co. (The)	325	70,886
Total		535,118
Containers & Packaging 0.1%
Sonoco Products Co.	1,055	43,424
TOTAL MATERIALS		578,542
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	1,200	41,952
Verizon Communications, Inc.	9,840	490,229
Total		532,181
TOTAL TELECOMMUNICATION SERVICES		532,181
UTILITIES 0.3%
Electric Utilities 0.1%
American Electric Power Co., Inc.	800	42,960
Duke Energy Corp.	315	23,307
NextEra Energy, Inc.	385	37,903
Northeast Utilities	1,079	49,516
Total		153,686
Multi-Utilities 0.2%
CMS Energy Corp.	1,460	44,588
Dominion Resources, Inc.	595	41,781

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Sempra Energy		430	$45,567
Wisconsin Energy Corp.		945	42,837
Total			174,773
TOTAL UTILITIES			328,459
Total Common Stocks (Cost: $21,066,497)			$28,332,917

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
Metals —%
Patriot Coal Corp. Senior Unsecured (c)(d)(e)
05/31/13	0.000%	115,000	$11
Pharmaceuticals —%
Savient Pharmaceuticals, Inc. Senior Unsecured (d)
02/01/18	4.750%	85,000	1,105
Technology —%
Powerwave Technologies, Inc. Subordinated Notes (c)(d)(e)
10/01/27	3.875%	45,000	5
Total Convertible Bonds (Cost: $136,976)			$1,121

		Shares	Value

Exchange-Traded Funds 0.3%
Market Vectors Gold Miners ETF		10,390	$277,309
Total Exchange-Traded Funds (Cost: $271,032)			$277,309

		Shares	Value

Money Market Funds 71.0%
Columbia Short-Term Cash Fund, 0.100% (f)(g)		75,647,493	$75,647,493
Total Money Market Funds (Cost: $75,647,493)			$75,647,493
Total Investments (Cost: $97,121,998) (h)			$104,258,840(i)

Issuer	Shares	Value

Investments Sold Short (7.0)%

Common Stocks (7.0)%
CONSUMER DISCRETIONARY (1.5)%
Hotels, Restaurants & Leisure (0.1)%
Choice Hotels International, Inc.	(2,240)	$(121,319)
Media (0.3)%
Grupo Televisa SAB, ADR	(4,148)	(153,766)
Regal Entertainment Group, Class A	(7,315)	(153,981)
Total		(307,747)
Specialty Retail (0.7)%
American Eagle Outfitters, Inc.	(8,700)	(122,496)
Best Buy Co., Inc.	(4,970)	(158,493)
Dick’s Sporting Goods, Inc.	(3,455)	(155,717)
Staples, Inc.	(10,515)	(122,815)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	(1,605)	(156,183)
Total		(715,704)
Textiles, Apparel & Luxury Goods (0.4)%
Coach, Inc.	(6,315)	(232,581)
Lululemon Athletica, Inc.	(5,775)	(230,596)
Total		(463,177)
TOTAL CONSUMER DISCRETIONARY		(1,607,947)
CONSUMER STAPLES (0.4)%
Food & Staples Retailing (0.2)%
Sprouts Farmers Market, Inc.	(5,210)	(161,197)
Household Products (0.1)%
Clorox Co. (The)	(1,725)	(152,835)
Tobacco (0.1)%
Altria Group, Inc.	(3,620)	(155,950)
TOTAL CONSUMER STAPLES		(469,982)
ENERGY (0.6)%
Energy Equipment & Services (0.3)%
Dresser-Rand Group, Inc. (a)	(2,260)	(156,618)
Rowan Companies PLC, Class A	(5,190)	(157,361)
Total		(313,979)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (0.3)%
Bill Barrett Corp. (a)	(6,895)	$(156,999)
Pioneer Natural Resources Co.	(755)	(157,531)
Total		(314,530)
TOTAL ENERGY		(628,509)
FINANCIALS (1.0)%
Banks (0.5)%
First Republic Bank	(3,950)	(193,155)
KeyCorp	(14,198)	(193,234)
Westamerica Bancorporation	(3,170)	(153,333)
Total		(539,722)
Capital Markets (0.1)%
Sei Investments Company	(3,155)	(119,559)
Real Estate Investment Trusts (REITs) (0.4)%
American Homes 4 Rent, Class A	(8,625)	(154,215)
Healthcare Realty Trust, Inc.	(7,755)	(193,565)
Total		(347,780)
TOTAL FINANCIALS		(1,007,061)
HEALTH CARE (1.0)%
Biotechnology (0.6)%
Immunogen, Inc. (a)	(13,264)	(156,780)
Intrexon Corp.	(7,800)	(158,184)
Ironwood Pharmaceuticals, Inc.	(12,320)	(159,421)
OPKO Health, Inc.	(8,765)	(78,009)
Synageva Biopharma Corp.	(1,095)	(79,026)
Total		(631,420)
Health Care Equipment & Supplies (0.2)%
Varian Medical Systems, Inc. (a)	(1,825)	(155,161)
Pharmaceuticals (0.2)%
Eli Lilly & Co.	(3,730)	(237,079)
TOTAL HEALTH CARE		(1,023,660)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (0.8)%
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(3,745)	$(154,668)
Building Products (0.2)%
Armstrong World Industries, Inc. (a)	(2,715)	(156,601)
Commercial Services & Supplies (0.2)%
Cintas Corp.	(2,346)	(155,165)
Iron Mountain, Inc.	(2,140)	(76,997)
Total		(232,162)
Machinery (0.1)%
PACCAR, Inc.	(2,432)	(152,754)
Trading Companies & Distributors (0.1)%
Fastenal Co.	(3,385)	(153,273)
TOTAL INDUSTRIALS		(849,458)
INFORMATION TECHNOLOGY (1.4)%
Electronic Equipment, Instruments & Components (0.3)%
Dolby Laboratories, Inc., Class A (a)	(3,320)	(154,646)
Vishay Intertechnology, Inc.	(9,720)	(155,520)
Total		(310,166)
Internet Software & Services (0.2)%
AOL, Inc. (a)	(1,765)	(76,283)
LinkedIn Corp., Class A (a)	(530)	(119,648)
Total		(195,931)
IT Services (0.2)%
Xerox Corp.	(14,155)	(195,481)
Semiconductors & Semiconductor Equipment (0.1)%
Intersil Corp., Class A	(11,010)	(165,645)
Software (0.3)%
Concur Technologies, Inc. (a)	(1,150)	(115,437)
SAP AG, ADR	(2,475)	(192,877)
Total		(308,314)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (0.3)%
Diebold, Inc.	(4,115)	$(156,246)
Lexmark International, Inc., Class A	(3,041)	(153,753)
Total		(309,999)
TOTAL INFORMATION TECHNOLOGY		(1,485,536)
MATERIALS (0.3)%
Chemicals (0.1)%
Air Products & Chemicals, Inc.	(1,160)	(154,523)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (0.2)%
United States Steel Corp.	(5,215)	$(201,560)
TOTAL MATERIALS		(356,083)

Total Common Stocks (Proceeds: $7,245,987)		$(7,428,236)

Total Investments Sold Short (Proceeds: $7,245,987)		$(7,428,236)
Total Investments, Net of Investments Sold Short		96,830,604
Other Assets & Liabilities, Net		9,668,847
Net Assets		$106,499,451

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at August 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	09/10/2014	1,640,000 GBP	2,719,169 USD	—	(3,328)
Barclays Bank PLC	09/10/2014	28,288,000 SEK	4,121,001 USD	73,728	—
Barclays Bank PLC	10/17/2014	14,000,000 AUD	13,008,408 USD	—	(26,069)
Barclays Bank PLC	10/17/2014	1,000,000 CAD	914,813 USD	—	(3,944)
Barclays Bank PLC	10/17/2014	22,150,000 EUR	29,512,195 USD	400,346	—
Barclays Bank PLC	10/17/2014	4,765,500,000 JPY	46,384,302 USD	566,540	—
Barclays Bank PLC	10/17/2014	4,600,000 NOK	745,264 USD	4,255	—
Barclays Bank PLC	10/17/2014	14,900,000 NZD	12,514,212 USD	105,039	—
Barclays Bank PLC	10/17/2014	14,139,086 SEK	2,057,313 USD	34,577	—
Barclays Bank PLC	10/17/2014	2,700,000 SGD	2,166,569 USD	4,978	—
Barclays Bank PLC	10/17/2014	557,503 USD	600,000 AUD	1,117	—
Barclays Bank PLC	10/17/2014	7,089,798 USD	7,750,000 CAD	30,564	—
Barclays Bank PLC	10/17/2014	8,500,014 USD	7,725,000 CHF	—	(81,864)
Barclays Bank PLC	10/17/2014	799,427 USD	600,000 EUR	—	(10,845)
Barclays Bank PLC	10/17/2014	4,403,306 USD	2,650,000 GBP	—	(5,489)
Barclays Bank PLC	10/17/2014	113,880 USD	11,700,000 JPY	—	(1,391)
Barclays Bank PLC	10/17/2014	49,778,770 USD	307,250,000 NOK	—	(284,223)
Barclays Bank PLC	10/17/2014	419,940 USD	500,000 NZD	—	(3,525)
Barclays Bank PLC	10/17/2014	4,685,272 USD	32,200,000 SEK	—	(78,744)
Barclays Bank PLC	10/17/2014	50,352,669 USD	62,750,000 SGD	—	(115,695)
Citigroup Global Markets, Inc.	10/17/2014	600,000 AUD	557,328 USD	—	(1,292)
Citigroup Global Markets, Inc.	10/17/2014	18,600,000 CAD	17,020,186 USD	—	(68,682)
Citigroup Global Markets, Inc.	10/17/2014	900,000 CHF	990,775 USD	10,019	—
Citigroup Global Markets, Inc.	10/17/2014	1,800,000 GBP	2,990,844 USD	3,647	—
Citigroup Global Markets, Inc.	10/17/2014	1,237,500,000 JPY	12,048,486 USD	150,578	—
Citigroup Global Markets, Inc.	10/17/2014	224,400,000 NOK	36,375,426 USD	227,089	—
Citigroup Global Markets, Inc.	10/17/2014	26,400,000 NZD	22,159,632 USD	172,909	—
Citigroup Global Markets, Inc.	10/17/2014	2,854,411 SEK	415,459 USD	7,107	—
Citigroup Global Markets, Inc.	10/17/2014	16,162,512 USD	17,400,000 AUD	37,481	—
Citigroup Global Markets, Inc.	10/17/2014	274,519 USD	300,000 CAD	1,108	—
Citigroup Global Markets, Inc.	10/17/2014	20,476,012 USD	18,600,000 CHF	—	(207,067)
Citigroup Global Markets, Inc.	10/17/2014	6,528,417 USD	4,900,000 EUR	—	(88,324)
Citigroup Global Markets, Inc.	10/17/2014	14,023,157 USD	8,439,652 GBP	—	(17,102)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	10/17/2014	1,134,706 USD	7,000,000 NOK	—	(7,084)
Citigroup Global Markets, Inc.	10/17/2014	1,317,563 USD	1,569,686 NZD	—	(10,281)
Citigroup Global Markets, Inc.	10/17/2014	7,612,255 USD	52,300,000 SEK	—	(130,224)
Citigroup Global Markets, Inc.	10/17/2014	90,440,002 USD	112,700,000 SGD	—	(213,596)
Credit Suisse Securities (USA) L.L.C.	09/10/2014	5,152,000 EUR	6,905,777 USD	136,044	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	8,300,000 AUD	7,707,588 USD	—	(19,995)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	4,800,000 CAD	4,391,904 USD	—	(18,126)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	7,500,000 CHF	8,249,553 USD	76,591	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	5,800,000 EUR	7,727,862 USD	104,895	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	99,900,000 NOK	16,185,057 USD	92,282	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	1,100,000 NZD	923,527 USD	7,414	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	200,000 SEK	29,103 USD	491	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	50,000,000 SGD	40,118,430 USD	88,968	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	2,990,898 USD	1,800,000 GBP	—	(3,701)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	4,227,175 USD	434,300,000 JPY	—	(51,611)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	2,779,310 USD	19,100,000 SEK	—	(46,866)
Deutsche Bank	10/17/2014	2,800,000 AUD	2,600,080 USD	—	(6,815)
Deutsche Bank	10/17/2014	5,300,000 SEK	771,184 USD	12,967	—
Deutsche Bank	10/17/2014	1,300,000 SGD	1,040,310 USD	—	(456)
Deutsche Bank	10/17/2014	1,036,099 USD	7,200,000 SEK	—	(6,068)
HSBC Securities (USA), Inc.	09/10/2014	2,721,199 USD	282,855,000 JPY	—	(2,468)
HSBC Securities (USA), Inc.	10/17/2014	19,600,000 CHF	21,577,229 USD	218,556	—
HSBC Securities (USA), Inc.	10/17/2014	10,939,652 GBP	18,177,435 USD	22,496	—
HSBC Securities (USA), Inc.	10/17/2014	1,500,000 SGD	1,203,659 USD	2,775	—
HSBC Securities (USA), Inc.	10/17/2014	10,588,206 USD	11,400,000 AUD	25,582	—
HSBC Securities (USA), Inc.	10/17/2014	4,118,428 USD	4,500,000 CAD	15,976	—
HSBC Securities (USA), Inc.	10/17/2014	19,191,816 USD	14,400,000 EUR	—	(265,829)
HSBC Securities (USA), Inc.	10/17/2014	28,446,794 USD	2,921,500,000 JPY	—	(358,117)
HSBC Securities (USA), Inc.	10/17/2014	8,347,719 USD	51,500,000 NOK	—	(51,644)
HSBC Securities (USA), Inc.	10/17/2014	17,547,222 USD	20,900,000 NZD	—	(141,066)
HSBC Securities (USA), Inc.	10/17/2014	34,205,103 USD	235,000,000 SEK	—	(586,034)
Morgan Stanley	10/17/2014	1,000,000 AUD	930,205 USD	—	(830)
Morgan Stanley	10/17/2014	5,500,000 CAD	5,032,966 USD	—	(20,194)
Morgan Stanley	10/17/2014	3,500,000 GBP	5,815,278 USD	6,840	—
Morgan Stanley	10/17/2014	330,351 USD	300,000 CHF	—	(3,433)
Morgan Stanley	10/17/2014	7,304,027 USD	9,100,000 SGD	—	(18,665)
State Street Bank & Trust Company	09/10/2014	1,399,519 USD	1,678,000 NZD	3,096	—
State Street Bank & Trust Company	09/10/2014	2,727,312 USD	3,211,000 NZD	—	(43,285)
State Street Bank & Trust Company	10/17/2014	4,500,000 AUD	4,179,645 USD	—	(10,008)
State Street Bank & Trust Company	10/17/2014	1,000,000 EUR	1,332,810 USD	18,505	—
State Street Bank & Trust Company	10/17/2014	7,421,010 NZD	6,229,567 USD	49,124	—
State Street Bank & Trust Company	10/17/2014	9,059,297 USD	9,900,000 CAD	36,391	—
State Street Bank & Trust Company	10/17/2014	1,761,552 USD	1,600,000 CHF	—	(17,987)
State Street Bank & Trust Company	10/17/2014	9,804,974 USD	5,900,000 GBP	—	(13,607)
State Street Bank & Trust Company	10/17/2014	2,082,563 USD	213,900,000 JPY	—	(26,027)
UBS Securities	09/10/2014	6,816,753 USD	7,462,000 CAD	45,014	—
UBS Securities	10/17/2014	100,000 AUD	92,845 USD	—	(258)
UBS Securities	10/17/2014	4,525,000 CHF	4,978,655 USD	47,634	—
UBS Securities	10/17/2014	1,000,000 EUR	1,328,919 USD	14,614	—
UBS Securities	10/17/2014	2,850,000 GBP	4,734,335 USD	4,607	—
UBS Securities	10/17/2014	5,600,000 GBP	9,279,480 USD	—	(14,021)
UBS Securities	10/17/2014	630,600,000 JPY	6,102,214 USD	39,328	—
UBS Securities	10/17/2014	47,750,000 NOK	7,735,299 USD	43,307	—
UBS Securities	10/17/2014	5,148,676 NZD	4,308,200 USD	20,226	—
UBS Securities	10/17/2014	416,700,000 SEK	60,614,851 USD	1,001,805	—
UBS Securities	10/17/2014	105,450,000 SGD	84,623,068 USD	200,933	—
UBS Securities	10/17/2014	741,750 USD	800,000 AUD	3,078	—
UBS Securities	10/17/2014	14,218,153 USD	15,550,000 CAD	68,508	—
UBS Securities	10/17/2014	3,609,792 USD	3,300,000 CHF	—	(13,689)
UBS Securities	10/17/2014	5,234,057 USD	3,950,000 EUR	—	(42,553)
UBS Securities	10/17/2014	16,295,300 USD	9,800,000 GBP	—	(31,674)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	10/17/2014	23,946,569 USD	2,459,600,000 JPY	—	(298,816)
UBS Securities	10/17/2014	3,957,999 USD	24,500,000 NOK	—	(11,322)
UBS Securities	10/17/2014	30,856,496 USD	36,800,000 NZD	—	(208,336)
UBS Securities	10/17/2014	1,846,542 USD	12,693,497 SEK	—	(30,612)
Wells Fargo Bank	10/17/2014	1,400,000 AUD	1,300,110 USD	—	(3,338)
Wells Fargo Bank	10/17/2014	2,000,000 CAD	1,830,362 USD	—	(7,151)
Wells Fargo Bank	10/17/2014	15,200,000 NOK	2,462,675 USD	14,125	—
Wells Fargo Bank	10/17/2014	5,900,000 SGD	4,735,038 USD	11,562	—
Wells Fargo Bank	10/17/2014	1,998,593 USD	1,500,000 EUR	—	(27,135)
Wells Fargo Bank	10/17/2014	2,325,792 USD	1,400,000 GBP	—	(2,417)
Wells Fargo Bank	10/17/2014	5,820,667 USD	597,800,000 JPY	—	(73,137)
Wells Fargo Bank	10/17/2014	839,520 USD	1,000,000 NZD	—	(6,689)
Total				4,264,816	(3,842,749)

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $3,447,500 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI	32	JPY	4,496,823	09/2014	34,911	—
10YR MINI	(144)	JPY	(20,235,706)	09/2014	—	(29,388)
3MO EURO EURIBOR	15	EUR	4,921,400	03/2015	2,521	—
3MO EURO SWISS FRANC	(5)	CHF	(1,362,535)	03/2015	—	(13)
3MO EUROYEN (TFX)	(38)	JPY	(9,112,860)	03/2015	509	—
90 DAY STERLING	17	GBP	3,496,952	03/2015	8,284	—
90 DAY STERLING	(48)	GBP	(9,873,746)	03/2015	—	(2,318)
AUST 10YR BOND	174	AUD	19,985,524	09/2014	191,912	—
BANK ACCEPT	11	CAD	2,496,068	03/2015	—	(466)
CAC40 10 EURO	(33)	EUR	(1,899,183)	09/2014	—	(66,722)
CAN 10YR BOND	12	CAD	1,515,644	12/2014	10,427	—
CAN 10YR BOND	(154)	CAD	(19,450,768)	12/2014	—	(128,696)
CBOE VIX	195	USD	3,032,250	12/2014	66,193	—
CBOE VIX	87	USD	1,322,400	11/2014	33,224	—
CBOE VIX	22	USD	320,100	10/2014	1,593	—
CBOE VIX	3	USD	48,900	01/2015	—	(158)
CBOE VIX	(223)	USD	(3,077,400)	09/2014	—	(73,330)
EURO STOXX 50	43	EUR	1,788,220	09/2014	44,795	—
EURO$ 90 DAY	7	USD	1,743,788	03/2015	858	—
EURO$ 90 DAY	(40)	USD	(9,964,500)	03/2015	—	(1,290)
EURO-BUND	8	EUR	1,592,928	09/2014	67,904	—
EURO-BUND	(33)	EUR	(6,570,827)	09/2014	—	(70,106)
FTSE 100 INDEX	43	GBP	4,855,351	09/2014	36,196	—
FTSE/MIB INDEX	20	EUR	2,685,320	09/2014	30,558	—
HANG SENG INDEX	12	HKD	1,910,929	09/2014	—	(24,689)
IBEX 35 INDEX	10	EUR	1,405,756	09/2014	40,186	—
LONG GILT	25	GBP	4,712,337	12/2014	31,660	—
MSCI SING IX ETS	48	SGD	2,900,637	09/2014	—	(24,103)
OMXS30 INDEX	22	SEK	436,585	09/2014	10,765	—
OMXS30 INDEX	121	SEK	2,401,216	09/2014	—	(7,162)
S&P 500	(3)	USD	(1,501,050)	09/2014	—	(23,635)
S&P/TSE 60 INDEX	4	CAD	660,204	09/2014	25,381	—
S&P/TSE 60 INDEX	(25)	CAD	(4,126,276)	09/2014	—	(34,958)
S&P500 EMINI	(158)	USD	(15,811,060)	09/2014	—	(571,952)
SPI 200	3	AUD	393,310	09/2014	11,786	—
SPI 200	(5)	AUD	(655,516)	09/2014	—	(279)
TOPIX INDEX	2	JPY	245,278	09/2014	5,691	—
TOPIX INDEX	(18)	JPY	(2,207,506)	09/2014	3,563	—
US LONG BOND	60	USD	8,405,625	12/2014	65,089	—
Total					724,006	(1,059,265)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	This security, or a portion of this security, was pledged as collateral for securities sold short. At August 31, 2014, total securities pledged was $6,797,382.
(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2014, the value of these securities amounted to $16, which represents less than 0.01% of net assets.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $1,361, which represents less than 0.01% of net assets.

(e)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $16, which represents less than 0.01% of net assets.  Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Patriot Coal Corp.	05-16-2011 - 11-22-2011	114,072
Senior Unsecured
05/31/2013 0.000%
Powerwave Technologies, Inc
Subordinated Notes	04-04-2012	22,479
10/01/2027 3.875%

(f)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,850,299	24,325,489	(31,528,295)	75,647,493	18,923	75,647,493

(h)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $97,122,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,310,000
Unrealized Depreciation	(173,000)
Net Unrealized Appreciation	$7,137,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,498,948	—	—	4,498,948
Consumer Staples	2,231,072	—	—	2,231,072
Energy	2,530,753	—	240	2,530,993
Financials	4,237,182	—	—	4,237,182
Health Care	4,589,726	—	—	4,589,726
Industrials	3,130,363	—	—	3,130,363
Information Technology	5,675,451	—	—	5,675,451
Materials	578,542	—	—	578,542
Telecommunication Services	532,181	—	—	532,181
Utilities	328,459	—	—	328,459
Common Stocks - Investments Sold Short
Consumer Discretionary	(1,607,947)	—	—	(1,607,947)
Consumer Staples	(469,982)	—	—	(469,982)
Energy	(628,509)	—	—	(628,509)
Financials	(1,007,061)	—	—	(1,007,061)
Health Care	(1,023,660)	—	—	(1,023,660)
Industrials	(849,458)	—	—	(849,458)
Information Technology	(1,485,536)	—	—	(1,485,536)
Materials	(356,083)	—	—	(356,083)
Exchange-Traded Funds	277,309	—	—	277,309
Total Equity Securities	21,181,750	—	240	21,181,990
Bonds
Convertible Bonds	—	—	1,121	1,121
Total Bonds	—	—	1,121	1,121
Mutual Funds
Money Market Funds	75,647,493	—	—	75,647,493
Total Mutual Funds	75,647,493	—	—	75,647,493
Investments in Securities	96,829,243	—	1,361	96,830,604
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,264,816	—	4,264,816
Futures Contracts	724,006	—	—	724,006
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,842,749)	—	(3,842,749)
Futures Contracts	(1,059,265)	—	—	(1,059,265)
Total	96,493,984	422,067	1,361	96,917,412

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	1,121	1,121	—

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain convertible bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 41.3%
CONSUMER DISCRETIONARY 6.6%
Auto Components 0.2%
Delphi Automotive PLC	2,147	$149,388
Automobiles 0.2%
Tesla Motors, Inc. (a)	396	106,801
Hotels, Restaurants & Leisure 0.6%
Aramark	2,119	54,882
Hilton Worldwide Holdings, Inc. (a)	2,617	66,263
McDonald’s Corp.	1,135	106,372
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,860	157,244
Wynn Resorts Ltd.	252	48,606
Total		433,367
Internet & Catalog Retail 0.9%
Amazon.com, Inc. (a)(b)	952	322,766
HomeAway, Inc. (a)(b)	2,370	78,684
Priceline Group, Inc. (The) (a)(b)	206	256,328
Total		657,778
Media 2.2%
Cinemark Holdings, Inc. (b)	3,260	115,045
Comcast Corp., Class A (b)	10,675	584,243
DIRECTV (a)	1,434	123,969
Discovery Communications, Inc., Class C (a)	2,315	99,476
Discovery Communications, Inc., Class A (a)	2,300	100,556
DISH Network Corp., Class A (a)(b)	2,420	156,840
Time Warner, Inc.	450	34,664
Viacom, Inc., Class B (b)	4,232	343,427
Total		1,558,220
Multiline Retail 0.2%
Macy’s, Inc.	1,585	98,730
Specialty Retail 1.4%
Cabela’s, Inc. (a)	1,120	68,342
Gap, Inc. (The) (b)	3,635	167,755
Home Depot, Inc. (The)	2,165	202,428
Lowe’s Companies, Inc.	1,491	78,292
Michaels Companies, Inc. (The) (a)	2,216	37,628
TJX Companies, Inc. (The)	2,333	139,070
Tractor Supply Co.	1,780	119,171

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Urban Outfitters, Inc. (a)(b)	4,740	$188,605
Total		1,001,291
Textiles, Apparel & Luxury Goods 0.9%
Hanesbrands, Inc.	490	50,313
Michael Kors Holdings Ltd. (a)	1,580	126,590
Nike, Inc., Class B (b)	1,975	155,136
Ralph Lauren Corp.	440	74,448
VF Corp. (b)	3,295	211,275
Total		617,762
TOTAL CONSUMER DISCRETIONARY		4,623,337
CONSUMER STAPLES 3.2%
Beverages 0.6%
Coca-Cola Co. (The)	1,605	66,961
Diageo PLC, ADR (b)	1,071	128,381
Molson Coors Brewing Co., Class B (b)	1,045	77,278
PepsiCo, Inc.	1,944	179,800
Total		452,420
Food & Staples Retailing 0.7%
CVS Caremark Corp.	4,351	345,687
Wal-Mart Stores, Inc.	855	64,553
Walgreen Co.	1,520	91,990
Total		502,230
Food Products 0.4%
Archer-Daniels-Midland Co. (b)	3,155	157,308
General Mills, Inc.	1,090	58,184
Kellogg Co.	610	39,632
Kraft Foods Group, Inc.	655	38,580
Total		293,704
Household Products 0.6%
Kimberly-Clark Corp.	800	86,400
Procter & Gamble Co. (The)	3,703	307,756
Total		394,156
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A (b)	2,045	157,117
Tobacco 0.7%
Altria Group, Inc.	2,450	105,546

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	4,135	$353,873
Total		459,419
TOTAL CONSUMER STAPLES		2,259,046
ENERGY 3.7%
Energy Equipment & Services 1.3%
Cameron International Corp. (a)	1,480	110,009
FMC Technologies, Inc. (a)	1,999	123,618
Halliburton Co. (b)	6,379	431,284
Schlumberger Ltd. (b)	2,205	241,756
Total		906,667
Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp. (b)	1,415	159,456
BP PLC, ADR	810	38,750
Cabot Oil & Gas Corp.	4,377	146,805
Canadian Natural Resources Ltd.	2,390	104,085
Chevron Corp.	3,332	431,327
ConocoPhillips (b)	3,502	284,432
Exxon Mobil Corp.	1,590	158,141
Kinder Morgan, Inc.	500	20,130
Noble Energy, Inc.	1,363	98,327
Occidental Petroleum Corp.	935	96,988
Phillips 66	895	77,883
Royal Dutch Shell PLC, ADR	1,095	88,662
Total		1,704,986
TOTAL ENERGY		2,611,653
FINANCIALS 6.2%
Banks 2.5%
Bank of America Corp.	12,990	209,009
Citigroup, Inc.	8,291	428,230
Fifth Third Bancorp	2,075	42,340
JPMorgan Chase & Co.	8,857	526,549
PNC Financial Services Group, Inc. (The)	905	76,699
U.S. Bancorp	2,810	118,807
Wells Fargo & Co.	6,982	359,154
Total		1,760,788
Capital Markets 1.6%
BlackRock, Inc.	950	314,003
Goldman Sachs Group, Inc. (The) (b)	2,825	505,986

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Northern Trust Corp.	885	$61,375
T. Rowe Price Group, Inc. (b)	2,565	207,752
Total		1,089,116
Consumer Finance 0.2%
American Express Co. (b)	1,675	149,996
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc., Class B (a)	1,710	234,697
CME Group, Inc.	845	64,685
Total		299,382
Insurance 0.8%
ACE Ltd.	670	71,241
Aon PLC	1,373	119,671
Brown & Brown, Inc. (b)	3,650	119,063
Chubb Corp. (The)	605	55,630
Marsh & McLennan Companies, Inc.	1,935	102,749
MetLife, Inc.	1,810	99,079
Total		567,433
Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc. (b)	2,935	232,041
Duke Realty Corp. (b)	5,250	97,650
Public Storage	305	53,430
Simon Property Group, Inc.	260	44,208
Total		427,329
Real Estate Management & Development 0.1%
St. Joe Co. (The) (a)(b)	3,665	79,384
TOTAL FINANCIALS		4,373,428
HEALTH CARE 6.7%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc. (a)	720	121,889
Amgen, Inc.	1,245	173,528
Biogen Idec, Inc. (a)	432	148,193
Bluebird Bio, Inc. (a)(b)	4,450	178,045
Celgene Corp. (a)	3,726	354,045
Clovis Oncology, Inc. (a)(b)	3,695	175,734
Cubist Pharmaceuticals, Inc. (a)(b)	3,615	249,543
Gilead Sciences, Inc. (a)	1,241	133,507
Insmed, Inc. (a)(b)	14,775	205,816
Pharmacyclics, Inc. (a)	1,120	139,317

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	2,078	$194,438
Total		2,074,055
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	4,187	176,859
Covidien PLC	2,260	196,236
HeartWare International, Inc. (a)(b)	1,940	157,334
Medtronic, Inc.	3,525	225,071
Total		755,500
Health Care Providers & Services 0.3%
Cardinal Health, Inc.	1,385	102,075
CIGNA Corp.	907	85,802
Total		187,877
Health Care Technology 0.1%
IMS Health Holdings, Inc. (a)	1,832	51,113
Life Sciences Tools & Services 0.2%
Illumina, Inc. (a)	834	149,586
Pharmaceuticals 2.0%
AbbVie, Inc.	2,920	161,417
AstraZeneca PLC, ADR (b)	1,605	121,996
Bristol-Myers Squibb Co.	2,508	127,030
Johnson & Johnson	3,866	401,020
Merck & Co., Inc.	3,280	197,161
Perrigo Co. PLC	285	42,391
Pfizer, Inc.	6,465	190,006
Roche Holding AG, ADR	2,290	83,608
Salix Pharmaceuticals Ltd. (a)	345	54,893
Zoetis, Inc.	1,740	61,666
Total		1,441,188
TOTAL HEALTH CARE		4,659,319
INDUSTRIALS 4.5%
Aerospace & Defense 1.3%
Boeing Co. (The)	1,075	136,310
Honeywell International, Inc.	3,637	346,352
Precision Castparts Corp.	431	105,190
Raytheon Co.	1,350	130,059
United Technologies Corp.	1,941	209,589
Total		927,500

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.2%
FedEx Corp.	427	$63,145
United Parcel Service, Inc., Class B	840	81,757
Total		144,902
Airlines 0.7%
Alaska Air Group, Inc.	3,370	156,166
Copa Holdings SA, Class A (b)	1,225	150,650
Delta Air Lines, Inc. (b)	3,895	154,164
Total		460,980
Commercial Services & Supplies 0.2%
Tyco International Ltd.	2,508	111,907
Waste Management, Inc.	1,140	53,546
Total		165,453
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc. (a)	1,645	88,682
Electrical Equipment 0.6%
Eaton Corp. PLC	2,850	198,959
Emerson Electric Co.	670	42,893
Rockwell Automation, Inc. (b)	1,330	155,091
Total		396,943
Industrial Conglomerates 0.3%
General Electric Co.	6,905	179,392
Machinery 0.4%
Dover Corp.	950	83,476
IDEX Corp. (b)	1,005	77,325
Illinois Tool Works, Inc.	490	43,223
Parker-Hannifin Corp.	510	58,905
Total		262,929
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	635	74,536
Nielsen NV	1,266	59,490
Total		134,026
Road & Rail 0.3%
Kansas City Southern (b)	2,090	241,102
Trading Companies & Distributors 0.2%
Fastenal Co.	3,432	155,401
TOTAL INDUSTRIALS		3,157,310

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 8.3%
Communications Equipment 0.2%
Cisco Systems, Inc.	3,725	$93,087
QUALCOMM, Inc.	668	50,835
Total		143,922
Internet Software & Services 1.4%
Baidu, Inc., ADR (a)	657	140,940
Facebook, Inc., Class A (a)	1,899	142,083
Google, Inc., Class A (a)	210	122,296
Google, Inc., Class C (a)(b)	485	277,226
LinkedIn Corp., Class A (a)	838	189,178
MercadoLibre, Inc.	114	13,103
Twitter, Inc. (a)	2,395	119,151
Total		1,003,977
IT Services 0.9%
Automatic Data Processing, Inc.	1,050	87,654
Cognizant Technology Solutions Corp., Class A (a)	2,562	117,160
International Business Machines Corp.	625	120,188
MasterCard, Inc., Class A	1,905	144,418
Visa, Inc., Class A	667	141,751
Total		611,171
Semiconductors & Semiconductor Equipment 1.3%
ARM Holdings PLC, ADR	2,427	117,782
Broadcom Corp., Class A	2,521	99,277
Intel Corp.	4,855	169,537
KLA-Tencor Corp. (b)	3,130	239,195
Skyworks Solutions, Inc.	1,319	74,734
Texas Instruments, Inc.	1,505	72,511
Xilinx, Inc. (b)	3,665	154,846
Total		927,882
Software 3.0%
Activision Blizzard, Inc. (b)	11,815	278,125
Check Point Software Technologies Ltd. (a)(b)	1,143	81,176
Electronic Arts, Inc. (a)(b)	6,777	256,442
Fortinet, Inc. (a)(b)	6,140	158,473
Intuit, Inc.	1,200	99,816
Microsoft Corp.	8,087	367,392
Red Hat, Inc. (a)	2,104	128,176
Salesforce.com, Inc. (a)(b)	5,228	308,923
Splunk, Inc. (a)	2,051	110,652
Tableau Software, Inc., Class A (a)(b)	1,315	86,119

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A (a)(b)	1,954	$192,625
Total		2,067,919
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	6,946	711,965
EMC Corp. (b)	9,054	267,365
Hewlett-Packard Co.	1,290	49,020
Total		1,028,350
TOTAL INFORMATION TECHNOLOGY		5,783,221
MATERIALS 0.8%
Chemicals 0.7%
Chemtura Corp. (a)	1,305	32,221
Dow Chemical Co. (The)	1,202	64,367
EI du Pont de Nemours & Co.	1,390	91,893
LyondellBasell Industries NV, Class A	640	73,184
Monsanto Co. (b)	1,828	211,408
Sherwin-Williams Co. (The)	340	74,157
Total		547,230
Containers & Packaging 0.1%
Sonoco Products Co.	975	40,131
TOTAL MATERIALS		587,361
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	1,200	41,952
Verizon Communications, Inc.	10,102	503,281
Total		545,233
TOTAL TELECOMMUNICATION SERVICES		545,233
UTILITIES 0.5%
Electric Utilities 0.2%
American Electric Power Co., Inc.	800	42,960
Duke Energy Corp.	490	36,255
NextEra Energy, Inc.	445	43,810
Northeast Utilities	885	40,613
Total		163,638
Multi-Utilities 0.3%
CMS Energy Corp.	1,355	41,382
Dominion Resources, Inc.	600	42,132

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Sempra Energy	455	$48,216
Wisconsin Energy Corp.	875	39,664
Total		171,394
TOTAL UTILITIES		335,032
Total Common Stocks (Cost: $20,948,416)		$28,934,940

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
Pharmaceuticals —%
Savient Pharmaceuticals, Inc. (c Senior Unsecured
02/01/18	4.750%	215,000	$2,795

Technology —%
Powerwave Technologies, Inc. Subordinated Notes (c)(d)(e)
10/01/27	3.875%	155,000	16

Total Convertible Bonds (Cost: $78,503)			$2,811

		Shares	Value

Exchange-Traded Funds 0.4%
Market Vectors Gold Miners ETF		10,535	$281,179

Total Exchange-Traded Funds (Cost: $274,815)			$281,179

		Shares	Value

Money Market Funds 57.8%
Columbia Short-Term Cash Fund, 0.100% (f)(g)		40,591,574	$40,591,574

Total Money Market Funds (Cost: $40,591,574)			$40,591,574

Total Investments
(Cost: $61,893,308) (h)			$69,810,504(i)

Issuer	Shares	Value

Investments Sold Short (10.7)%

Common Stocks (10.7)%
CONSUMER DISCRETIONARY (2.3)%
Hotels, Restaurants & Leisure (0.2)%
Choice Hotels International, Inc.	(2,275)	$(123,214)
Media (0.4)%
Grupo Televisa SAB, ADR	(4,209)	(156,028)
Regal Entertainment Group, Class A	(7,420)	(156,191)
Total		(312,219)
Specialty Retail (1.0)%
American Eagle Outfitters, Inc.	(8,820)	(124,185)
Best Buy Co., Inc.	(5,040)	(160,726)
Dick’s Sporting Goods, Inc.	(3,505)	(157,970)
Staples, Inc.	(10,660)	(124,509)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	(1,625)	(158,129)
Total		(725,519)
Textiles, Apparel & Luxury Goods (0.7)%
Coach, Inc.	(6,400)	(235,712)
Lululemon Athletica, Inc.	(5,855)	(233,790)
Total		(469,502)
TOTAL CONSUMER DISCRETIONARY		(1,630,454)
CONSUMER STAPLES (0.7)%
Food & Staples Retailing (0.3)%
Sprouts Farmers Market, Inc.	(5,280)	(163,363)
Household Products (0.2)%
Clorox Co. (The)	(1,750)	(155,050)
Tobacco (0.2)%
Altria Group, Inc.	(3,670)	(158,104)
TOTAL CONSUMER STAPLES		(476,517)
ENERGY (0.9)%
Energy Equipment & Services (0.4)%
Dresser-Rand Group, Inc. (a)	(2,290)	(158,697)
Rowan Companies PLC, Class A	(5,265)	(159,635)
Total		(318,332)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (0.5)%
Bill Barrett Corp. (a)	(6,990)	$(159,162)
Pioneer Natural Resources Co.	(765)	(159,617)
Total		(318,779)
TOTAL ENERGY		(637,111)
FINANCIALS (1.5)%
Banks (0.8)%
First Republic Bank	(4,005)	(195,844)
KeyCorp	(14,393)	(195,889)
Westamerica Bancorporation	(3,215)	(155,510)
Total		(547,243)
Capital Markets (0.2)%
Sei Investments Company	(3,200)	(121,264)
Real Estate Investment Trusts (REITs) (0.5)%
American Homes 4 Rent, Class A	(8,745)	(156,361)
Healthcare Realty Trust, Inc.	(7,862)	(196,235)
Total		(352,596)
TOTAL FINANCIALS		(1,021,103)
HEALTH CARE (1.5)%
Biotechnology (0.9)%
Immunogen, Inc. (a)	(13,443)	(158,896)
Intrexon Corp.	(7,905)	(160,313)
Ironwood Pharmaceuticals, Inc.	(12,490)	(161,621)
OPKO Health, Inc.	(8,885)	(79,076)
Synageva Biopharma Corp.	(1,110)	(80,109)
Total		(640,015)
Health Care Equipment & Supplies (0.2)%
Varian Medical Systems, Inc. (a)	(1,850)	(157,287)
Pharmaceuticals (0.4)%
Eli Lilly & Co.	(3,780)	(240,257)
TOTAL HEALTH CARE		(1,037,559)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (1.2)%
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(3,795)	$(156,734)
Building Products (0.2)%
Armstrong World Industries, Inc. (a)	(2,755)	(158,908)
Commercial Services & Supplies (0.4)%
Cintas Corp.	(2,377)	(157,215)
Iron Mountain, Inc.	(2,170)	(78,076)
Total		(235,291)
Machinery (0.2)%
PACCAR, Inc.	(2,463)	(154,701)
Trading Companies & Distributors (0.2)%
Fastenal Co.	(3,430)	(155,311)
TOTAL INDUSTRIALS		(860,945)
INFORMATION TECHNOLOGY (2.1)%
Electronic Equipment, Instruments & Components (0.4)%
Dolby Laboratories, Inc., Class A (a)	(3,365)	(156,742)
Vishay Intertechnology, Inc.	(9,855)	(157,680)
Total		(314,422)
Internet Software & Services (0.3)%
AOL, Inc. (a)	(1,790)	(77,364)
LinkedIn Corp., Class A (a)	(535)	(120,776)
Total		(198,140)
IT Services (0.3)%
Xerox Corp.	(14,350)	(198,174)
Semiconductors & Semiconductor Equipment (0.2)%
Intersil Corp., Class A	(11,160)	(167,902)
Software (0.4)%
Concur Technologies, Inc. (a)	(1,165)	(116,943)
SAP AG, ADR	(2,508)	(195,448)
Total		(312,391)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (0.5)%
Diebold, Inc.	(4,175)	$(158,525)
Lexmark International, Inc., Class A	(3,087)	(156,078)
Total		(314,603)
TOTAL INFORMATION TECHNOLOGY		(1,505,632)
MATERIALS (0.5)%
Chemicals (0.2)%
Air Products & Chemicals, Inc.	(1,175)	(156,522)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (0.3)%
United States Steel Corp.	(5,290)	$(204,458)
TOTAL MATERIALS		(360,980)
Total Common Stocks (Proceeds: $7,242,014)		$(7,530,301)
Total Investments Sold Short (Proceeds: $7,242,014)		$(7,530,301)
Total Investments, Net of Investments Sold Short		62,280,203
Other Assets & Liabilities, Net		7,890,019
Net Assets		$70,170,222

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at August 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	09/10/2014	616,000 GBP	1,021,346 USD	—	(1,250)
Barclays Bank PLC	09/10/2014	10,631,000 SEK	1,548,725 USD	27,707	—
Barclays Bank PLC	10/17/2014	9,950,000 AUD	9,245,261 USD	—	(18,528)
Barclays Bank PLC	10/17/2014	800,000 CAD	731,850 USD	—	(3,155)
Barclays Bank PLC	10/17/2014	13,500,000 EUR	17,987,117 USD	244,003	—
Barclays Bank PLC	10/17/2014	1,500,000 GBP	2,492,438 USD	3,107	—
Barclays Bank PLC	10/17/2014	1,604,550,000 JPY	15,617,654 USD	190,755	—
Barclays Bank PLC	10/17/2014	7,600,000 NOK	1,231,306 USD	7,030	—
Barclays Bank PLC	10/17/2014	6,300,000 NZD	5,291,244 USD	44,412	—
Barclays Bank PLC	10/17/2014	11,151,932 SEK	1,622,666 USD	27,272	—
Barclays Bank PLC	10/17/2014	1,900,000 SGD	1,524,623 USD	3,503	—
Barclays Bank PLC	10/17/2014	650,420 USD	700,000 AUD	1,303	—
Barclays Bank PLC	10/17/2014	3,522,029 USD	3,850,000 CAD	15,183	—
Barclays Bank PLC	10/17/2014	7,454,705 USD	6,775,000 CHF	—	(71,796)
Barclays Bank PLC	10/17/2014	1,065,903 USD	800,000 EUR	—	(14,459)
Barclays Bank PLC	10/17/2014	664,650 USD	400,000 GBP	—	(829)
Barclays Bank PLC	10/17/2014	799,108 USD	82,100,000 JPY	—	(9,760)
Barclays Bank PLC	10/17/2014	31,102,618 USD	191,975,000 NOK	—	(177,588)
Barclays Bank PLC	10/17/2014	503,928 USD	600,000 NZD	—	(4,230)
Barclays Bank PLC	10/17/2014	5,978,126 USD	7,450,000 SGD	—	(13,736)
Citigroup Global Markets,Inc.	10/17/2014	700,000 AUD	650,216 USD	—	(1,508)
Citigroup Global Markets,Inc.	10/17/2014	3,900,000 CAD	3,568,749 USD	—	(14,401)
Citigroup Global Markets,Inc.	10/17/2014	600,000 CHF	660,517 USD	6,680	—
Citigroup Global Markets,Inc.	10/17/2014	12,700,000 EUR	16,920,591 USD	228,922	—
Citigroup Global Markets,Inc.	10/17/2014	1,600,000 GBP	2,658,528 USD	3,242	—
Citigroup Global Markets,Inc.	10/17/2014	2,883,400,000 JPY	28,073,216 USD	350,850	—
Citigroup Global Markets,Inc.	10/17/2014	86,300,000 NOK	13,989,301 USD	87,334	—
Citigroup Global Markets,Inc.	10/17/2014	15,900,000 NZD	13,346,142 USD	104,138	—
Citigroup Global Markets,Inc.	10/17/2014	29,790,121 SEK	4,335,947 USD	74,176	—
Citigroup Global Markets,Inc.	10/17/2014	46,444 USD	50,000 AUD	108	—
Citigroup Global Markets,Inc.	10/17/2014	91,506 USD	100,000 CAD	369	—
Citigroup Global Markets,Inc.	10/17/2014	15,852,397 USD	14,400,000 CHF	—	(160,310)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets,Inc.	10/17/2014	266,466 USD	200,000 EUR	—	(3,605)
Citigroup Global Markets,Inc.	10/17/2014	3,845,979 USD	2,314,652 GBP	—	(4,690)
Citigroup Global Markets,Inc.	10/17/2014	729,454 USD	4,500,000 NOK	—	(4,554)
Citigroup Global Markets,Inc.	10/17/2014	935,476 USD	1,114,485 NZD	—	(7,299)
Citigroup Global Markets,Inc.	10/17/2014	36,432,796 USD	45,400,000 SGD	—	(86,045)
Credit Suisse Securities (USA) L.L.C.	09/10/2014	1,936,000 EUR	2,595,036 USD	51,130	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	2,900,000 AUD	2,693,013 USD	—	(6,986)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	1,500,000 CAD	1,372,470 USD	—	(5,664)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	3,200,000 CHF	3,520,012 USD	32,881	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	1,700,000 EUR	2,265,063 USD	30,745	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	100,000 GBP	166,161 USD	206	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	51,900,000 NOK	8,408,453 USD	47,942	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	23,000,000 SGD	18,454,478 USD	40,925	—
Credit Suisse Securities (USA) L.L.C.	10/17/2014	3,655,542 USD	2,200,000 GBP	—	(4,524)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	1,806,502 USD	185,600,000 JPY	—	(22,056)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	1,175,398 USD	1,400,000 NZD	—	(9,435)
Credit Suisse Securities (USA) L.L.C.	10/17/2014	3,725,148 USD	25,600,000 SEK	—	(62,816)
Deutsch Bank	10/17/2014	1,100,000 AUD	1,021,460 USD	—	(2,677)
Deutsch Bank	10/17/2014	2,200,000 SEK	320,114 USD	5,382	—
Deutsch Bank	10/17/2014	500,000 SGD	400,119 USD	—	(175)
Deutsch Bank	10/17/2014	417,317 USD	2,900,000 SEK	—	(2,444)
HSBC Securities (USA), Inc.	09/10/2014	1,022,637 USD	106,298,000 JPY	—	(927)
HSBC Securities (USA), Inc.	10/17/2014	18,700,000 CHF	20,586,438 USD	208,520	—
HSBC Securities (USA), Inc.	10/17/2014	3,739,652 GBP	6,213,843 USD	7,690	—
HSBC Securities (USA), Inc.	10/17/2014	15,325,035 USD	16,500,000 AUD	37,027	—
HSBC Securities (USA), Inc.	10/17/2014	29,454,107 USD	22,100,000 EUR	—	(407,973)
HSBC Securities (USA), Inc.	10/17/2014	29,242,311 USD	3,003,200,000 JPY	—	(368,132)
HSBC Securities (USA), Inc.	10/17/2014	1,523,661 USD	9,400,000 NOK	—	(9,426)
HSBC Securities (USA), Inc.	10/17/2014	11,922,036 USD	14,200,000 NZD	—	(95,844)
HSBC Securities (USA), Inc.	10/17/2014	22,109,596 USD	151,900,000 SEK	—	(378,803)
HSBC Securities (USA), Inc.	10/17/2014	9,950,249 USD	12,400,000 SGD	—	(22,942)
Morgan Stanley	10/17/2014	400,000 AUD	372,082 USD	—	(332)
Morgan Stanley	10/17/2014	3,700,000 CAD	3,385,813 USD	—	(13,585)
Morgan Stanley	10/17/2014	1,900,000 GBP	3,156,865 USD	3,713	—
Morgan Stanley	10/17/2014	220,234 USD	200,000 CHF	—	(2,289)
Morgan Stanley	10/17/2014	3,932,938 USD	4,900,000 SGD	—	(10,051)
State Street Bank & Trust Company	09/10/2014	525,445 USD	630,000 NZD	1,162	—
State Street Bank & Trust Company	09/10/2014	1,025,183 USD	1,207,000 NZD	—	(16,270)
State Street Bank & Trust Company	10/17/2014	1,800,000 AUD	1,671,858 USD	—	(4,003)
State Street Bank & Trust Company	10/17/2014	500,000 EUR	666,405 USD	9,253	—
State Street Bank & Trust Company	10/17/2014	4,395,477 NZD	3,689,783 USD	29,096	—
State Street Bank & Trust Company	10/17/2014	4,758,419 USD	5,200,000 CAD	19,114	—
State Street Bank & Trust Company	10/17/2014	1,431,261 USD	1,300,000 CHF	—	(14,614)
State Street Bank & Trust Company	10/17/2014	5,484,138 USD	3,300,000 GBP	—	(7,611)
State Street Bank & Trust Company	10/17/2014	2,151,689 USD	221,000,000 JPY	—	(26,891)
UBS Securities	09/10/2014	2,561,537 USD	2,804,000 CAD	16,914	—
UBS Securities	10/17/2014	1,875,000 CHF	2,062,979 USD	19,738	—
UBS Securities	10/17/2014	800,000 EUR	1,064,268 USD	12,824	—
UBS Securities	10/17/2014	1,175,000 GBP	1,951,875 USD	1,899	—
UBS Securities	10/17/2014	2,200,000 GBP	3,645,510 USD	—	(5,508)
UBS Securities	10/17/2014	320,000,000 JPY	3,100,776 USD	24,145	—
UBS Securities	10/17/2014	53,875,000 NOK	8,727,523 USD	48,862	—
UBS Securities	10/17/2014	2,419,008 NZD	2,024,957 USD	10,333	—
UBS Securities	10/17/2014	181,900,000 SEK	26,460,004 USD	437,420	—
UBS Securities	10/17/2014	30,250,000 SGD	24,275,065 USD	57,240	—
UBS Securities	10/17/2014	371,001 USD	400,000 AUD	1,412	—
UBS Securities	10/17/2014	4,891,424 USD	5,350,000 CAD	23,922	—
UBS Securities	10/17/2014	1,422,039 USD	1,300,000 CHF	—	(5,393)
UBS Securities	10/17/2014	2,785,893 USD	2,100,000 EUR	—	(25,853)
UBS Securities	10/17/2014	7,149,295 USD	4,300,000 GBP	—	(13,214)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	10/17/2014	4,768,187 USD	489,750,000 JPY	—	(59,500)
UBS Securities	10/17/2014	1,567,044 USD	9,700,000 NOK	—	(4,483)
UBS Securities	10/17/2014	10,731,584 USD	12,800,000 NZD	—	(71,355)
UBS Securities	10/17/2014	1,475,379 USD	10,142,053 SEK	—	(24,459)
Wells Fargo Bank	10/17/2014	1,800,000 AUD	1,671,570 USD	—	(4,291)
Wells Fargo Bank	10/17/2014	2,600,000 CAD	2,379,471 USD	—	(9,296)
Wells Fargo Bank	10/17/2014	18,400,000 NOK	2,981,133 USD	17,098	—
Wells Fargo Bank	10/17/2014	7,500,000 SGD	6,019,117 USD	14,697	—
Wells Fargo Bank	10/17/2014	2,931,269 USD	2,200,000 EUR	—	(39,799)
Wells Fargo Bank	10/17/2014	2,990,304 USD	1,800,000 GBP	—	(3,107)
Wells Fargo Bank	10/17/2014	7,650,215 USD	785,700,000 JPY	—	(96,125)
Wells Fargo Bank	10/17/2014	1,007,424 USD	1,200,000 NZD	—	(8,027)
Total				2,631,384	(2,464,623)

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $1,948,835 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI	32	JPY	4,496,823	09/2014	35,881	—
10YR MINI	(57)	JPY	(8,009,967)	09/2014	—	(11,534)
3MO EURO EURIBOR	6	EUR	1,968,560	03/2015	999	—
3MO EURO SWISS FRANC	(2)	CHF	(545,014)	03/2015	—	(5)
3MO EUROYEN (TFX)	(15)	JPY	(3,597,182)	03/2015	194	—
90 DAY STERLING	17	GBP	3,496,951	03/2015	8,416	—
90 DAY STERLING	(19)	GBP	(3,908,358)	03/2015	—	(912)
AUST 10YR BOND	78	AUD	8,959,028	09/2014	98,397	—
BANK ACCEPT	9	CAD	2,042,238	03/2015	—	(415)
CAC40 10 EURO	(13)	EUR	(748,163)	09/2014	—	(26,719)
CAN 10YR BOND	12	CAD	1,515,644	12/2014	10,427	—
CAN 10YR BOND	(61)	CAD	(7,704,525)	12/2014	—	(50,954)
CBOE VIX	(72)	USD	(993,600)	09/2014	—	(23,737)
CBOE VIX	7	USD	101,850	10/2014	532	—
CBOE VIX	28	USD	425,600	11/2014	10,627	—
CBOE VIX	63	USD	979,650	12/2014	21,386	—
CBOE VIX	1	USD	16,300	01/2015	—	(53)
EURO STOXX 50	17	EUR	706,971	09/2014	17,710	—
EURO$ 90 DAY	7	USD	1,743,788	03/2015	858	—
EURO$ 90 DAY	(16)	USD	(3,985,800)	03/2015	—	(536)
EURO-BUND	8	EUR	1,592,928	09/2014	71,657	—
EURO-BUND	(13)	EUR	(2,588,508)	09/2014	—	(27,848)
FTSE 100 INDEX	17	GBP	1,919,557	09/2014	14,505	—
FTSE/MIB INDEX	8	EUR	1,074,128	09/2014	11,038	—
HANG SENG INDEX	6	HKD	955,465	09/2014	—	(12,916)
IBEX 35 INDEX	4	EUR	562,302	09/2014	16,450	—
LONG GILT	14	GBP	2,638,908	12/2014	20,526	—
MSCI SING IX ETS	22	SGD	1,329,459	09/2014	—	(10,164)
OMXS30 INDEX	70	SEK	1,389,134	09/2014	7,961	—
S&P 500	(1)	USD	(500,350)	09/2014	—	(8,428)
S&P/TSE 60 INDEX	4	CAD	660,204	09/2014	25,381	—
S&P/TSE 60 INDEX	(10)	CAD	(1,650,510)	09/2014	—	(13,983)
S&P500 EMINI	(160)	USD	(16,011,200)	09/2014	—	(579,193)
SPI 200	3	AUD	393,310	09/2014	11,786	—
SPI 200	(2)	AUD	(262,206)	09/2014	—	(111)
TOPIX INDEX	2	JPY	245,278	09/2014	7,927	—
TOPIX INDEX	(7)	JPY	(858,475)	09/2014	1,641	—
US LONG BOND	29	USD	4,062,719	12/2014	31,459	—
Total					425,758	(767,508)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	This security, or a portion of this security, was pledged as collateral for securities sold short. At August 31, 2014, total securities pledged was $7,110,203.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $2,811, which represents less than 0.01% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2014, the value of these securities amounted to $16, which represents less than 0.01% of net assets.

(e)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $16, which represents less than 0.01% of net assets.  Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Powerwave Technologies, Inc.
Subordinated Notes
10/01/27 3.875%	4-4-2012	77,428

(f)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,915,448	29,485,141	(47,809,015)	40,591,574	12,172	40,591,574

(h)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $61,893,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,030,000
Unrealized Depreciation	(112,000)
Net Unrealized Appreciation	$7,918,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,623,337	—	—	4,623,337
Consumer Staples	2,259,046	—	—	2,259,046
Energy	2,611,653	—	—	2,611,653
Financials	4,373,428	—	—	4,373,428
Health Care	4,659,319	—	—	4,659,319
Industrials	3,157,310	—	—	3,157,310
Information Technology	5,783,221	—	—	5,783,221
Materials	587,361	—	—	587,361
Telecommunication Services	545,233	—	—	545,233
Utilities	335,032	—	—	335,032
Common Stocks - Investments Sold Short
Consumer Discretionary	(1,630,454)	—	—	(1,630,454)
Consumer Staples	(476,517)	—	—	(476,517)
Energy	(637,111)	—	—	(637,111)
Financials	(1,021,103)	—	—	(1,021,103)
Health Care	(1,037,559)	—	—	(1,037,559)
Industrials	(860,945)	—	—	(860,945)
Information Technology	(1,505,632)	—	—	(1,505,632)
Materials	(360,980)	—	—	(360,980)
Exchange-Traded Funds	281,179	—	—	281,179
Total Equity Securities	21,685,818	—	—	21,685,818
Bonds
Convertible Bonds	—	—	2,811	2,811
Total Bonds	—	—	2,811	2,811
Mutual Funds
Money Market Funds	40,591,574	—	—	40,591,574
Total Mutual Funds	40,591,574	—	—	40,591,574
Investments in Securities	62,277,392	—	2,811	62,280,203
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,631,384	—	2,631,384
Futures Contracts	425,758	—	—	425,758
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,464,623)	—	(2,464,623)
Futures Contracts	(767,508)	—	—	(767,508)
Total	61,935,642	166,761	2,811	62,105,214

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	1,090	1,090	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 107.5%

Columbia Short-Term Cash Fund, 0.100% (a)(b)	55,979,798	$55,979,798
Total Money Market Funds (Cost: $55,979,798)		$55,979,798
Total Investments
(Cost: $55,979,798) (c)		$55,979,798(d)
Other Assets & Liabilities, Net		(3,916,415)
Net Assets		$52,063,383

Investments in Derivatives Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $3,340,912 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	44	USD	4,565,880	11/2014	—	(81,306)
CATTLE FEEDER	10	USD	1,083,625	10/2014	11,234	—
COFFEE ‘C’	27	USD	2,037,150	12/2014	123,254	—
COPPER	23	USD	1,822,463	03/2015	—	(3,141)
CORN	170	USD	3,100,375	12/2014	—	(683,766)
COTTON NO.2	11	USD	368,555	03/2015	16,175	—
GASOLINE RBOB	40	USD	5,067,443	09/2014	36,328	—
GOLD 100 OZ	35	USD	4,505,900	12/2014	—	(138,381)
KC HRW WHEAT	43	USD	1,400,725	03/2015	15,069	—
LEAN HOGS	7	USD	274,750	10/2014	6,204	—
LIVE CATTLE	36	USD	2,226,240	02/2015	35,044	—
LME LEAD	37	USD	2,080,325	01/2015	29,848	—
LME NICKEL	31	USD	3,495,684	11/2014	17,991	—
LME ZINC	36	USD	2,129,400	01/2015	57,406	—
NATURAL GAS	16	USD	682,560	12/2014	37,409	—
NATURAL GAS	99	USD	4,074,840	10/2014	99,442	—
NY Harb ULSD	16	USD	1,933,680	12/2014	—	(36,293)
SILVER	17	USD	1,656,820	12/2014	—	(44,746)
SOYBEAN	41	USD	2,099,713	11/2014	—	(405,270)
SOYBEAN MEAL	25	USD	876,750	12/2014	—	(131,979)
SOYBEAN OIL	64	USD	1,244,160	01/2015	—	(201,528)
SUGAR #11	114	USD	1,977,763	09/2014	—	(280,343)
WHEAT CBT	25	USD	728,125	03/2015	5,801	—
WTI CRUDE	33	USD	3,102,330	12/2014	—	(154,915)
Total					491,205	(2,161,668)

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	59,213,958	15,288,683	(18,522,843)	55,979,798	14,708	55,979,798

(c)	Also represents the cost of securities for federal income tax purposes at August 31, 2014.
(d)	Investments are valued using policies described in the notes to consolidated financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	55,979,798	—	—	55,979,798
Total Mutual Funds	55,979,798	—	—	55,979,798
Derivatives
Assets
Futures Contracts	491,205	—	—	491,205
Liabilities
Futures Contracts	(2,161,668)	—	—	(2,161,668)
Total	54,309,335	—	—	54,309,335

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Diversified Equity Income Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%

CONSUMER DISCRETIONARY 8.2%
Auto Components 0.7%
TRW Automotive Holdings Corp. (a)	220,916	$21,272,002
Automobiles 0.5%
General Motors Co.	399,910	13,916,868
Hotels, Restaurants & Leisure 1.6%
Las Vegas Sands Corp.	261,470	17,390,370
Starwood Hotels & Resorts Worldwide, Inc.	322,300	27,247,242
Total		44,637,612
Media 4.2%
Comcast Corp., Class A	152,080	8,323,338
DISH Network Corp., Class A (a)	570,182	36,953,496
Time Warner Cable, Inc.	201,780	29,849,315
Viacom, Inc., Class B	245,510	19,923,137
Walt Disney Co. (The)	246,355	22,142,387
Total		117,191,673
Specialty Retail 1.2%
Home Depot, Inc. (The)	358,640	33,532,840
TOTAL CONSUMER DISCRETIONARY		230,550,995
CONSUMER STAPLES 6.1%
Beverages 1.0%
Coca-Cola Enterprises, Inc.	591,690	28,270,948
Food & Staples Retailing 2.9%
CVS Caremark Corp.	676,148	53,719,959
Wal-Mart Stores, Inc.	373,310	28,184,905
Total		81,904,864
Household Products 1.1%
Procter & Gamble Co. (The)	351,766	29,235,272
Tobacco 1.1%
Philip Morris International, Inc.	347,480	29,737,338
TOTAL CONSUMER STAPLES		169,148,422
ENERGY 12.9%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	246,257	26,999,617

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 11.9%
Anadarko Petroleum Corp.	497,513	$56,064,740
Apache Corp.	352,943	35,940,186
BP PLC, ADR	758,988	36,309,986
Chevron Corp.	619,448	80,187,544
ConocoPhillips	672,736	54,639,618
EOG Resources, Inc.	236,990	26,040,461
Exxon Mobil Corp.	440,120	43,774,335
Total		332,956,870
TOTAL ENERGY		359,956,487
FINANCIALS 28.8%
Banks 12.7%
Bank of America Corp.	1,814,734	29,199,070
Citigroup, Inc.	1,358,739	70,178,869
East West Bancorp, Inc.	78,320	2,728,669
Fifth Third Bancorp	1,423,358	29,043,620
JPMorgan Chase & Co.	1,365,866	81,200,734
PNC Financial Services Group, Inc. (The)	390,179	33,067,670
U.S. Bancorp	495,629	20,955,194
Wells Fargo & Co.	1,737,805	89,392,689
Total		355,766,515
Capital Markets 4.8%
Goldman Sachs Group, Inc. (The)	176,958	31,694,947
Invesco Ltd.	1,161,463	47,434,149
Morgan Stanley	1,189,322	40,805,638
T. Rowe Price Group, Inc.	173,080	14,018,615
Total		133,953,349
Consumer Finance 1.8%
Discover Financial Services	792,125	49,404,836
Diversified Financial Services 2.7%
Berkshire Hathaway, Inc., Class B (a)	550,055	75,495,049
Insurance 4.6%
ACE Ltd.	341,028	36,261,507
Aflac, Inc.	484,419	29,665,820
Marsh & McLennan Companies, Inc.	453,980	24,106,338
MetLife, Inc.	730,903	40,009,630
Total		130,043,295
Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	213,732	16,897,652
American Tower Corp.	269,500	26,572,700

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	934,760	$17,386,536
Total		60,856,888
TOTAL FINANCIALS		805,519,932
HEALTH CARE 12.5%
Health Care Equipment & Supplies 2.8%
Covidien PLC	445,600	38,691,448
St. Jude Medical, Inc.	598,016	39,223,869
Total		77,915,317
Health Care Providers & Services 2.4%
Aetna, Inc.	437,982	35,971,462
Cardinal Health, Inc.	439,889	32,419,819
Total		68,391,281
Pharmaceuticals 7.3%
Jazz Pharmaceuticals PLC (a)	127,624	20,792,502
Johnson & Johnson	610,308	63,307,249
Merck & Co., Inc.	1,190,064	71,534,747
Pfizer, Inc.	1,609,858	47,313,727
Total		202,948,225
TOTAL HEALTH CARE		349,254,823
INDUSTRIALS 9.9%
Aerospace & Defense 2.7%
Honeywell International, Inc.	291,810	27,789,066
Raytheon Co.	508,979	49,035,037
Total		76,824,103
Airlines 1.1%
Delta Air Lines, Inc.	748,948	29,643,362
Electrical Equipment 1.2%
Eaton Corp. PLC	461,180	32,194,976
Industrial Conglomerates 1.9%
General Electric Co.	2,085,769	54,188,278
Machinery 2.0%
AGCO Corp.	339,126	16,562,914
Ingersoll-Rand PLC	340,955	20,525,491
Parker-Hannifin Corp.	166,924	19,279,722
Total		56,368,127

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Road & Rail 1.0%
Union Pacific Corp.	268,632	$28,278,891
TOTAL INDUSTRIALS		277,497,737
INFORMATION TECHNOLOGY 11.1%
Communications Equipment 2.0%
Cisco Systems, Inc.	2,213,173	55,307,193
IT Services 0.6%
MasterCard, Inc., Class A	227,340	17,234,645
Semiconductors & Semiconductor Equipment 3.0%
Broadcom Corp., Class A	620,440	24,432,927
Intel Corp.	681,410	23,794,837
KLA-Tencor Corp.	263,730	20,154,247
ON Semiconductor Corp. (a)	1,551,890	15,146,447
Total		83,528,458
Software 3.0%
Activision Blizzard, Inc.	929,060	21,870,072
Microsoft Corp.	1,005,450	45,677,594
Oracle Corp.	403,236	16,746,391
Total		84,294,057
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	155,585	15,947,463
EMC Corp.	1,049,874	31,002,779
Western Digital Corp.	234,050	24,109,490
Total		71,059,732
TOTAL INFORMATION TECHNOLOGY		311,424,085
MATERIALS 2.0%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	243,197	27,809,577
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	742,150	26,991,995
TOTAL MATERIALS		54,801,572
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	708,197	35,282,374

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	537,005	$18,440,752
TOTAL TELECOMMUNICATION SERVICES		53,723,126
UTILITIES 3.6%
Electric Utilities 1.9%
Duke Energy Corp.	202,417	14,976,834
Edison International	299,610	17,718,935
NextEra Energy, Inc.	201,948	19,881,781
Total		52,577,550
Multi-Utilities 1.7%
Ameren Corp.	341,410	13,652,986
Public Service Enterprise Group, Inc.	416,870	15,586,769
Sempra Energy	172,477	18,277,388
Total		47,517,143
TOTAL UTILITIES		100,094,693

Total Common Stocks (Cost: $2,130,678,265)		$2,711,971,872

	Shares	Value

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 0.100% (b)(c)	78,261,446	$78,261,446
Total Money Market Funds (Cost: $78,261,446)		$78,261,446
Total Investments
(Cost: $2,208,939,711) (d)		$2,790,233,318(e)
Other Assets & Liabilities, Net		4,305,865
Net Assets		$2,794,539,183

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,104,683	143,286,976	(82,130,213)	78,261,446	10,318	78,261,446

(d)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $2,208,940,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$591,037,000
Unrealized Depreciation	(9,744,000)
Net Unrealized Appreciation	$581,293,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	230,550,995	—	—	230,550,995
Consumer Staples	169,148,422	—	—	169,148,422
Energy	359,956,487	—	—	359,956,487
Financials	805,519,932	—	—	805,519,932
Health Care	349,254,823	—	—	349,254,823
Industrials	277,497,737	—	—	277,497,737
Information Technology	311,424,085	—	—	311,424,085
Materials	54,801,572	—	—	54,801,572
Telecommunication Services	53,723,126	—	—	53,723,126
Utilities	100,094,693	—	—	100,094,693
Total Equity Securities	2,711,971,872	—	—	2,711,971,872
Mutual Funds
Money Market Funds	78,261,446	—	—	78,261,446
Total Mutual Funds	78,261,446	—	—	78,261,446
Total	2,790,233,318	—	—	2,790,233,318

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.0%

CONSUMER DISCRETIONARY 3.0%
Household Durables 0.8%
Leggett & Platt, Inc.	1,501,661	$52,693,284
Media 2.2%
Gannett Co., Inc.	1,140,342	38,497,946
National CineMedia, Inc.	1,594,673	23,282,226
Pearson PLC	1,957,457	36,103,871
Regal Entertainment Group, Class A	1,925,234	40,526,176
Total		138,410,219
TOTAL CONSUMER DISCRETIONARY		191,103,503
CONSUMER STAPLES 15.2%
Beverages 0.9%
Coca-Cola Co. (The)	1,419,061	59,203,225
Food & Staples Retailing 0.8%
SYSCO Corp.	1,312,190	49,640,148
Food Products 2.1%
ConAgra Foods, Inc.	517,002	16,647,464
Kraft Foods Group, Inc.	1,453,565	85,614,979
Unilever PLC	689,355	30,430,476
Total		132,692,919
Household Products 3.5%
Kimberly-Clark Corp.	406,268	43,876,944
Procter & Gamble Co. (The)	2,151,423	178,804,765
Total		222,681,709
Tobacco 7.9%
Altria Group, Inc.	4,842,536	208,616,451
British American Tobacco PLC	526,196	31,042,118
Imperial Tobacco Group PLC	1,026,869	44,783,971
Lorillard, Inc.	2,275,035	135,819,589
Philip Morris International, Inc.	912,636	78,103,389
Total		498,365,518
TOTAL CONSUMER STAPLES		962,583,519
ENERGY 13.4%
Oil, Gas & Consumable Fuels 13.4%
BP PLC, ADR	2,397,626	114,702,428
Chevron Corp.	1,468,669	190,119,202
ConocoPhillips	1,895,596	153,960,307
Enbridge Energy Management LLC (a)(b)	1	41

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Management LLC (a)(c)	—	$2
Newfield Exploration Co. (b)	1	45
Occidental Petroleum Corp.	1,550,551	160,838,655
Pioneer Natural Resources Co.	142,500	29,732,625
Royal Dutch Shell PLC, Class A	1,860,371	75,297,532
Spectra Energy Corp.	1,146,378	47,758,108
Suncor Energy, Inc.	478,800	19,673,892
Total SA	888,805	58,614,155
Total		850,696,992
TOTAL ENERGY		850,696,992
FINANCIALS 4.2%
Banks 2.6%
Bank of Montreal	882,543	67,920,509
JPMorgan Chase & Co.	1,632,030	97,024,184
Total		164,944,693
Capital Markets 1.6%
BlackRock, Inc.	238,111	78,702,829
New Mountain Finance Corp.	1,486,180	22,872,310
Total		101,575,139
TOTAL FINANCIALS		266,519,832
HEALTH CARE 17.2%
Pharmaceuticals 17.2%
AbbVie, Inc.	1,853,517	102,462,420
Bristol-Myers Squibb Co.	1,265,569	64,101,070
Eli Lilly & Co.	1,339,731	85,153,302
Johnson & Johnson	2,660,633	275,987,461
Merck & Co., Inc.	3,721,878	223,722,086
Novartis AG, ADR	420,198	37,750,588
Pfizer, Inc.	6,742,523	198,162,751
Roche Holding AG, Genusschein Shares	259,106	75,554,356
Sanofi	291,332	31,963,438
Total		1,094,857,472
TOTAL HEALTH CARE		1,094,857,472
INDUSTRIALS 5.0%
Aerospace & Defense 2.4%
BAE Systems PLC	4,353,910	32,172,479
Lockheed Martin Corp.	680,419	118,392,906
Total		150,565,385

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 1.0%
RR Donnelley & Sons Co.	2,394,201	$42,305,531
West Corp.	784,306	23,262,516
Total		65,568,047
Industrial Conglomerates 1.3%
General Electric Co.	3,313,241	86,078,001
Trading Companies & Distributors 0.3%
Fly Leasing Ltd., ADR	1,281,162	18,576,849
TOTAL INDUSTRIALS		320,788,282
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 3.3%
Cisco Systems, Inc.	8,519,912	212,912,601
IT Services 0.4%
Paychex, Inc.	584,739	24,354,379
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	446,843	22,842,614
Intel Corp.	5,498,064	191,992,395
Maxim Integrated Products, Inc.	501,768	15,499,613
Microchip Technology, Inc.	1,727,890	84,372,869
Total		314,707,491
Software 3.6%
Microsoft Corp.	5,068,131	230,245,191
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	543,704	55,729,660
Seagate Technology PLC	311,549	19,496,737
Total		75,226,397
TOTAL INFORMATION TECHNOLOGY		857,446,059
MATERIALS 3.5%
Chemicals 1.3%
LyondellBasell Industries NV, Class A	705,820	80,710,517
Containers & Packaging 1.4%
Packaging Corp. of America	1,329,611	90,400,252

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)
Metals & Mining 0.8%
BHP Billiton Ltd.	1,072,525	$36,985,843
Rio Tinto PLC	288,263	15,378,525
Total		52,364,368
TOTAL MATERIALS		223,475,137
TELECOMMUNICATION SERVICES 7.8%
Diversified Telecommunication Services 7.0%
AT&T, Inc.	2,671,339	93,390,011
BCE, Inc.	1,037,225	46,695,870
BCE, Inc.	823,219	37,061,133
CenturyLink, Inc.	2,516,440	103,148,876
Telefonica SA, ADR	1	16
Telstra Corp., Ltd.	7,954,064	41,339,536
Verizon Communications, Inc.	2,469,614	123,036,169
Total		444,671,611
Wireless Telecommunication Services 0.8%
Vodafone Group PLC	5,683,676	19,508,430
Vodafone Group PLC, ADR	872,968	29,977,721
Total		49,486,151
TOTAL TELECOMMUNICATION SERVICES		494,157,762
UTILITIES 7.2%
Electric Utilities 3.6%
American Electric Power Co., Inc.	498,280	26,757,636
Duke Energy Corp.	1,366,054	101,074,336
PPL Corp.	929,653	32,193,883
Terna Rete Elettrica Nazionale SpA	8,194,638	42,207,989
Xcel Energy, Inc.	789,958	25,318,154
Total		227,551,998
Multi-Utilities 3.6%
Ameren Corp.	780,694	31,219,953
National Grid PLC	3,713,279	55,419,774
PG&E Corp.	1,230,896	57,212,046
Public Service Enterprise Group, Inc.	566,478	21,180,612
SCANA Corp.	291,505	15,140,770
Sempra Energy	447,713	47,444,147
Total		227,617,302
TOTAL UTILITIES		455,169,300
Total Common Stocks (Cost: $4,858,693,812)		$5,716,797,858

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 7.0%

Deutsche Bank AG (d)
(linked to common stock of Delta Air Lines Inc.)
09/12/14	6.800%	479,900	$18,998,281
(linked to common stock of United Continental Holdings, Inc.)
09/12/14	12.630%	423,900	20,257,757
Goldman Sachs Group, Inc. (The) (d)
(linked to common stock of Devon Energy Corp.)
09/18/14	4.000%	378,230	28,409,525
(linked to common stock of Walgreen Co.)
10/22/14	10.250%	345,260	21,226,088
Senior Unsecured
(linked to common stock of Apple, Inc.)
11/06/14	4.000%	1,763,640	179,260,250
(linked to common stock of Bank of America Corp.)
11/17/14	6.000%	3,800,950	60,270,258
JPMorgan Chase Bank NA Senior Unsecured (linked to common stock of Dow Chemical Co. (The)) (d)
11/03/14	4.000%	1,591,605	85,389,608
Wells Fargo Bank NA Senior Unsecured (linked to common stock of Comcast Corp.) (d)
11/05/14	4.000%	524,170	28,582,990
Total Equity-Linked Notes (Cost: $438,646,971)			$442,394,757

	Shares	Value

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.100% (e)(f)	165,266,748	$165,266,748
Total Money Market Funds (Cost: $165,266,748)		$165,266,748
Total Investments
(Cost: $5,462,607,531) (g)		$6,324,459,363(h)
Other Assets & Liabilities, Net		24,092,666
Net Assets		$6,348,552,029

Notes to Portfolio of Investments

(a)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $43, which represents less than 0.01% of net assets. Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	4-22-2009	11
Kinder Morgan Management LLC	11-18-2005	—

(b)	Non-income producing.
(c)	Represents fractional shares.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $442,394,757 or 6.97% of net assets.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	72,206,625	832,421,032	(739,360,909)	165,266,748	37,804	165,266,748

(g)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $5,462,608,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$900,208,000
Unrealized Depreciation	(38,357,000)
Net Unrealized Appreciation	$861,851,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated May 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	154,999,632	36,103,871	—	191,103,503
Consumer Staples	856,326,954	106,256,565	—	962,583,519
Energy	716,785,262	133,911,730	—	850,696,992
Financials	266,519,832	—	—	266,519,832
Health Care	987,339,678	107,517,794	—	1,094,857,472
Industrials	288,615,803	32,172,479	—	320,788,282
Information Technology	857,446,059	—	—	857,446,059
Materials	171,110,769	52,364,368	—	223,475,137
Telecommunication Services	433,309,796	60,847,966	—	494,157,762
Utilities	357,541,537	97,627,763	—	455,169,300
Total Equity Securities	5,089,995,322	626,802,536	—	5,716,797,858
Other
Equity-Linked Notes	—	442,394,757	—	442,394,757
Total Other	—	442,394,757	—	442,394,757
Mutual Funds
Money Market Funds	165,266,748	—	—	165,266,748
Total Mutual Funds	165,266,748	—	—	165,266,748
Total	5,255,262,070	1,069,197,293	—	6,324,459,363

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 42.0%
CONSUMER DISCRETIONARY 2.1%
Automobiles 1.1%
General Motors Co.	155,000	$5,394,000
Media 1.0%
CBS Outdoor Americas, Inc.	77,500	2,663,675
Cinemark Holdings, Inc.	70,000	2,470,300
Total		5,133,975
TOTAL CONSUMER DISCRETIONARY		10,527,975
CONSUMER STAPLES 3.0%
Beverages 2.1%
Dr. Pepper Snapple Group, Inc.	85,000	5,348,200
PepsiCo, Inc.	57,500	5,318,175
Total		10,666,375
Tobacco 0.9%
Philip Morris International, Inc.	57,500	4,920,850
TOTAL CONSUMER STAPLES		15,587,225
ENERGY 5.3%
Energy Equipment & Services 1.1%
Ensco PLC, Class A	107,500	5,426,600
Oil, Gas & Consumable Fuels 4.2%
BP PLC, ADR	105,000	5,023,200
ConocoPhillips	60,000	4,873,200
Kinder Morgan, Inc.	100,000	4,026,000
Occidental Petroleum Corp.	52,500	5,445,825
ONEOK, Inc.	35,000	2,457,000
Total		21,825,225
TOTAL ENERGY		27,251,825
FINANCIALS 8.9%
Banks 3.9%
Bank of Montreal	65,000	5,002,400
Cullen/Frost Bankers, Inc.	65,000	5,109,000
JPMorgan Chase & Co.	80,000	4,756,000
Wells Fargo & Co.	100,000	5,144,000
Total		20,011,400
Capital Markets 2.0%
Ares Capital Corp.	300,000	5,145,000
T. Rowe Price Group, Inc.	65,000	5,264,675
Total		10,409,675

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 1.0%
Aflac, Inc.	85,000	$5,205,400
Real Estate Investment Trusts (REITs) 2.0%
Colony Financial, Inc.	115,000	2,578,300
National Health Investors, Inc.	40,000	2,580,400
Starwood Property Trust, Inc.	205,000	4,889,250
Total		10,047,950
TOTAL FINANCIALS		45,674,425
HEALTH CARE 4.4%
Biotechnology 1.0%
Amgen, Inc.	37,500	5,226,750
Health Care Equipment & Supplies 1.3%
Covidien PLC	45,000	3,907,350
Medtronic, Inc.	40,000	2,554,000
Total		6,461,350
Pharmaceuticals 2.1%
AbbVie, Inc.	87,500	4,837,000
Merck & Co., Inc.	90,000	5,409,900
Theravance, Inc.	34,500	812,820
Total		11,059,720
TOTAL HEALTH CARE		22,747,820
INDUSTRIALS 3.5%
Aerospace & Defense 1.0%
Raytheon Co.	55,000	5,298,700
Industrial Conglomerates 1.5%
General Electric Co.	285,000	7,404,300
Transportation Infrastructure 1.0%
Macquarie Infrastructure Co. LLC	72,500	5,229,425
TOTAL INDUSTRIALS		17,932,425
INFORMATION TECHNOLOGY 5.6%
Communications Equipment 1.0%
Cisco Systems, Inc.	210,000	5,247,900

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.1%
Automatic Data Processing, Inc.	65,000	$5,426,200
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	145,000	5,063,400
Xilinx, Inc.	120,000	5,070,000
Total		10,133,400
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	75,000	7,687,500
TOTAL INFORMATION TECHNOLOGY		28,495,000
MATERIALS 3.0%
Chemicals 1.0%
Dow Chemical Co. (The)	100,000	5,355,000
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	135,000	4,909,950
Jaguar Mining, Inc. (a)	193,368	117,376
Total		5,027,326
Paper & Forest Products 1.0%
International Paper Co.	105,000	5,087,250
TOTAL MATERIALS		15,469,576
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	142,500	4,981,800
CenturyLink, Inc.	90,000	3,689,100
Verizon Communications, Inc.	160,000	7,971,200
Total		16,642,100
TOTAL TELECOMMUNICATION SERVICES		16,642,100
UTILITIES 3.0%
Electric Utilities 1.0%
Duke Energy Corp.	70,000	5,179,300
Multi-Utilities 2.0%
Ameren Corp.	135,000	5,398,650

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Dominion Resources, Inc.	70,000	$4,915,400
Total		10,314,050
TOTAL UTILITIES		15,493,350
Total Common Stocks (Cost: $199,299,523)		$215,821,721

Convertible Preferred Stocks 15.3%
CONSUMER STAPLES 2.5%
Food Products 2.5%
Bunge Ltd., 4.875%	47,500	$5,177,120
Post Holdings, Inc., 3.750% (b)	27,483	2,548,620
Tyson Foods, Inc., 4.750%	100,000	5,028,000
Total		12,753,740
TOTAL CONSUMER STAPLES		12,753,740
ENERGY 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chesapeake Energy Corp., 5.750% (b)	6,200	7,455,500
Energy XXI Bermuda Ltd., 5.625%	22,500	5,224,219
Penn Virginia Corp., 6.000% (b)	26,500	2,892,607
Total		15,572,326
TOTAL ENERGY		15,572,326
FINANCIALS 6.4%
Banks 1.9%
Bank of America Corp., 7.250%	4,200	4,918,200
Wells Fargo & Co., 7.500%	4,000	4,863,880
Total		9,782,080
Real Estate Investment Trusts (REITs) 4.5%
Alexandria Real Estate Equities, Inc., 7.000%	180,000	4,980,942
Crown Castle International Corp., 4.500%	50,000	5,215,400
Health Care REIT, Inc., 6.500%	82,500	5,025,900
Weyerhaeuser Co., 6.375%	92,500	5,342,800
iStar Financial, Inc., 4.500%	40,000	2,518,000
Total		23,083,042
TOTAL FINANCIALS		32,865,122
HEALTH CARE 0.5%
Health Care Equipment & Supplies 0.5%
Alere, Inc., 3.000%	7,500	2,368,312
TOTAL HEALTH CARE		2,368,312

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
INDUSTRIALS 1.0%
Aerospace & Defense 1.0%
United Technologies Corp., 7.500%	85,000	$5,105,100
TOTAL INDUSTRIALS		5,105,100
UTILITIES 1.9%
Electric Utilities 1.0%
NextEra Energy, Inc., 5.599%	77,500	5,017,203
Multi-Utilities 0.9%
CenterPoint Energy, Inc., 3.719% (c)	80,000	4,940,000
TOTAL UTILITIES		9,957,203
Total Convertible Preferred Stocks (Cost: $75,592,365)		$78,621,803

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 22.6%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	2,698,000	$2,539,492

Banking 1.1%
Popular, Inc. Senior Unsecured
07/01/19	7.000%	5,500,000	5,527,500

Construction Machinery 0.9%

United Rentals North America, Inc.
11/15/24	5.750%	4,300,000	4,504,250

Consumer Cyclical Services 1.1%
ADT Corp. (The) Senior Unsecured
04/15/19	4.125%	5,500,000	5,513,750

Diversified Manufacturing 2.0%
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	4,800,000	5,076,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	$4,750,000	$5,082,500
Total			10,158,500

Electric 1.0%
AES Corp. (The)
Senior Unsecured
07/01/21	7.375%	2,000,000	2,290,000
03/15/24	5.500%	3,132,000	3,186,810
Total			5,476,810

Food and Beverage 1.1%
Chiquita Brands International, Inc./LLC Senior Secured
02/01/21	7.875%	2,613,000	2,857,969
Post Holdings, Inc. (b)
12/01/21	6.750%	2,843,000	2,896,306
Total			5,754,275

Health Care 0.6%
Alere, Inc.
06/15/20	6.500%	2,900,000	2,932,625

Home Construction 1.1%
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	5,500,000	5,555,000

Independent Energy 4.1%
American Energy-Permian Basin LLC/Finance Corp. (b)
Senior Unsecured
11/01/20	7.125%	1,076,000	1,043,720
11/01/21	7.375%	4,124,000	4,020,900
Goodrich Petroleum Corp.
03/15/19	8.875%	5,200,000	5,460,000
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	5,213,000	5,525,780
Stone Energy Corp.
11/15/22	7.500%	4,600,000	4,936,375
Total			20,986,775

Leisure 1.1%
Live Nation Entertainment, Inc. (b)
06/15/22	5.375%	5,502,000	5,625,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment 1.0%
AMC Networks, Inc.
12/15/22	4.750%	$5,400,000	$5,467,500

Metals 1.4%
Alpha Natural Resources, Inc.
04/15/18	9.750%	2,900,000	2,602,750
United States Steel Corp. Senior Unsecured
04/01/21	6.875%	4,250,000	4,558,125
Total			7,160,875

Other Industry 1.1%
MasTec, Inc.
03/15/23	4.875%	5,750,000	5,606,250

Pharmaceuticals 0.4%
Salix Pharmaceuticals Ltd. (b)
01/15/21	6.000%	2,120,000	2,300,200

Retailers 0.5%
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	2,568,000	2,850,480

Supermarkets 0.9%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	4,388,000	4,481,548

Technology 1.1%
Micron Technology, Inc. Senior Unsecured (b)
02/01/25	5.500%	5,500,000	5,568,750

Transportation Services 0.5%
XPO Logistics, Inc. Senior Unsecured (b)
09/01/19	7.875%	2,692,000	2,799,680

Wirelines 1.1%
Level 3 Escrow II, Inc. (b)
08/15/22	5.375%	5,500,000	5,555,000

Total Corporate Bonds & Notes (Cost: $115,226,380)			$116,365,055

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 16.0%
Automotive 1.5%
Navistar International Corp. (b)
Senior Subordinated Notes
10/15/18	4.500%	$690,000	$714,309
04/15/19	4.750%	6,551,000	6,899,022
Total			7,613,331

Brokerage/Asset Managers/Exchanges 0.5%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	2,910,000	2,600,813

Finance Companies 0.5%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	1,800,000	2,689,875

Food and Beverage 0.3%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	1,700,000	1,696,813

Gaming 0.8%
MGM Resorts International
04/15/15	4.250%	2,950,000	3,993,562

Health Care 1.9%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	2,200,000	2,446,125
Omnicare, Inc.
04/01/42	3.750%	3,100,000	4,966,603
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	1,400,000	2,527,875
Total			9,940,603

Independent Energy 0.2%
Endeavour International Corp.
07/15/16	5.500%	2,060,000	1,030,000

Integrated Energy 0.6%
American Energy - Utica LLC PIK (b)
03/01/21	3.500%	666,000	777,555

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Integrated Energy (continued)
GT Advanced Technologies, Inc. Senior Unsecured
12/15/20	3.000%	$1,538,000	$2,527,626
Total			3,305,181

Metals 0.5%
Alpha Natural Resources, Inc.
12/15/20	4.875%	3,300,000	2,522,438

Other Financial Institutions 1.0%
Forest City Enterprises, Inc. Senior Unsecured
08/15/20	3.625%	4,697,000	4,999,369

Pharmaceuticals 0.3%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	2,400,000	1,668,000

Property & Casualty 0.9%
MGIC Investment Corp. (b)
04/01/63	9.000%	3,550,000	4,626,094

Refining 0.5%
Clean Energy Fuels Corp. Senior Unsecured (b)
10/01/18	5.250%	2,650,000	2,529,833

REITs 0.8%
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	3,760,000	4,021,395

Technology 3.8%
Ciena Corp. Senior Unsecured (b)
10/15/18	3.750%	3,750,000	4,883,625
Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	4,220,000	5,190,600
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	4,300,000	4,283,875

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
TiVo, Inc. Senior Unsecured (b)
03/15/16	4.000%	$1,800,000	$2,500,875
j2 Global, Inc. Senior Unsecured
06/15/29	3.250%	2,500,000	2,584,375
Total			19,443,350

Tobacco 1.0%
Vector Group Ltd.
Senior Unsecured
04/15/20	1.750%	2,500,000	2,813,650
Vector Group Ltd. (c)
Senior Unsecured
01/15/19	2.500%	1,450,000	2,133,921
Total			4,947,571

Transportation Services 0.9%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	2,140,000	2,133,312
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	1,740,000	2,410,805
Total			4,544,117

Total Convertible Bonds (Cost: $78,113,484)			$82,172,345

Preferred Debt 0.6%

Banking 0.6%
Synovus Financial Corp. (c)
12/31/49	0.000%	105,000	$2,922,150

Total Preferred Debt (Cost: $2,840,205)			$2,922,150

		Shares	Value

Money Market Funds 5.8%
JPMorgan Prime Money Market Fund, 0.010% (d)		30,030,253	$30,030,253

Total Money Market Funds (Cost: $30,030,253)			$30,030,253

Total Investments
(Cost: $501,102,210) (e)	$525,933,327(f)
Other Assets & Liabilities, Net	(11,920,265)
Net Assets	$514,013,062

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $89,417,163 or 17.40% of net assets.

(c)	Variable rate security.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(e)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $501,102,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,827,000
Unrealized Depreciation	(3,996,000)
Net Unrealized Appreciation	$24,831,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	10,527,975	—	—	10,527,975
Consumer Staples	15,587,225	—	—	15,587,225
Energy	27,251,825	—	—	27,251,825
Financials	45,674,425	—	—	45,674,425
Health Care	22,747,820	—	—	22,747,820
Industrials	17,932,425	—	—	17,932,425
Information Technology	28,495,000	—	—	28,495,000
Materials	15,352,200	117,376	—	15,469,576
Telecommunication Services	16,642,100	—	—	16,642,100
Utilities	15,493,350	—	—	15,493,350
Convertible Preferred Stocks
Consumer Staples	—	12,753,740	—	12,753,740
Energy	—	15,572,326	—	15,572,326
Financials	20,150,780	12,714,342	—	32,865,122
Health Care	2,368,312	—	—	2,368,312
Industrials	5,105,100	—	—	5,105,100
Utilities	—	9,957,203	—	9,957,203
Total Equity Securities	243,328,537	51,114,987	—	294,443,524
Bonds
Corporate Bonds & Notes	—	116,365,055	—	116,365,055
Convertible Bonds	—	82,172,345	—	82,172,345
Preferred Debt	2,922,150	—	—	2,922,150
Total Bonds	2,922,150	198,537,400	—	201,459,550
Mutual Funds
Money Market Funds	30,030,253	—	—	30,030,253
Total Mutual Funds	30,030,253	—	—	30,030,253
Total	276,280,940	249,652,387	—	525,933,327

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 87.2%
Aerospace & Defense 1.3%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$6,129,000	$5,768,921
Bombardier, Inc. (a)
Senior Unsecured
04/15/19	4.750%	3,343,000	3,384,787
03/15/20	7.750%	2,332,000	2,588,520
10/15/22	6.000%	3,496,000	3,557,180
01/15/23	6.125%	2,078,000	2,132,548
TransDigm, Inc.
07/15/21	7.500%	2,535,000	2,769,487
TransDigm, Inc. (a)
07/15/22	6.000%	903,000	918,803
07/15/24	6.500%	6,632,000	6,797,800
Total			27,918,046
Automotive 1.9%
Allison Transmission, Inc. (a)
05/15/19	7.125%	4,538,000	4,798,935
American Axle & Manufacturing, Inc.
03/15/21	6.250%	3,464,000	3,671,840
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	3,524,000	3,790,591
06/15/21	8.250%	5,104,000	5,703,720
Gates Global LLC/Co. (a)
07/15/22	6.000%	2,710,000	2,682,900
General Motors Co. Senior Unsecured
10/02/23	4.875%	8,605,000	9,207,350
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	3,186,000	3,233,790
Schaeffler Finance BV Senior Secured (a)
05/15/21	4.750%	3,449,000	3,517,980
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	2,634,000	2,775,577
Total			39,382,683
Banking 2.4%
Ally Financial, Inc.
03/15/20	8.000%	27,137,000	32,971,455
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	4,152,000	4,234,646
Royal Bank of Scotland PLC (The) Subordinated Notes (b)
03/16/22	9.500%	1,230,000	1,423,725
Synovus Financial Corp.
Senior Unsecured
02/15/19	7.875%	8,045,000	9,090,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Subordinated Notes
06/15/17	5.125%	$1,628,000	$1,668,700
Total			49,389,376
Brokerage/Asset Managers/Exchanges 0.7%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	7,066,000	7,578,285
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	5,636,000	6,579,128
Total			14,157,413
Building Materials 1.5%
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,688,000	1,768,180
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	6,753,000	6,871,177
Gibraltar Industries, Inc.
02/01/21	6.250%	1,557,000	1,615,388
HD Supply, Inc.
07/15/20	7.500%	9,109,000	9,792,175
07/15/20	11.500%	2,860,000	3,360,500
Senior Secured
04/15/19	8.125%	235,000	256,150
Interface, Inc.
12/01/18	7.625%	1,536,000	1,612,800
Nortek, Inc.
04/15/21	8.500%	4,798,000	5,217,825
USG Corp. (a)
11/01/21	5.875%	1,404,000	1,474,200
Total			31,968,395
Cable and Satellite 5.5%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	8,753,000	8,949,942
04/30/21	6.500%	3,992,000	4,241,500
01/31/22	6.625%	1,594,000	1,711,478
09/30/22	5.250%	706,000	716,590
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	4,838,000	5,684,650
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	7,260,000	7,986,000
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	6,588,000	6,917,400
DISH DBS Corp.
09/01/19	7.875%	2,518,000	2,920,880
06/01/21	6.750%	11,284,000	12,623,411

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
07/15/22	5.875%	$1,308,000	$1,388,050
DigitalGlobe, Inc. (a)
02/01/21	5.250%	4,050,000	4,009,500
Hughes Satellite Systems Corp.
06/15/21	7.625%	6,725,000	7,599,250
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,575,000	3,825,250
Senior Unsecured
04/01/21	7.500%	4,480,000	4,849,600
Intelsat Luxembourg SA
06/01/21	7.750%	1,736,000	1,831,480
06/01/23	8.125%	10,033,000	10,860,722
Mediacom Broadband LLC/Corp. (a)
04/15/21	5.500%	702,000	710,775
Numericable Group SA (a)
Senior Secured
05/15/19	4.875%	3,325,000	3,366,563
05/15/22	6.000%	8,271,000	8,519,130
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	6,364,000	6,523,100
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	1,972,000	2,023,666
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,676,395
Videotron Ltd. (a)
06/15/24	5.375%	2,137,000	2,179,740
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	573,000	595,920
Total			113,710,992
Chemicals 2.0%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	5,083,000	5,527,763
Celanese U.S. Holdings LLC
06/15/21	5.875%	3,280,000	3,599,800
Huntsman International LLC
03/15/21	8.625%	490,000	537,775
INEOS Group Holdings SA (a)
02/15/19	5.875%	4,876,000	4,997,900
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	4,940,000	5,557,500
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	1,190,000	1,282,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
PQ Corp. Secured (a)
05/01/18	8.750%	$19,069,000	$20,451,502
Total			41,954,465
Construction Machinery 2.2%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	2,337,000	2,535,645
CNH Industrial Capital LLC Senior Unsecured (a)
07/15/19	3.375%	5,408,000	5,326,880
Case New Holland Industrial, Inc.
12/01/17	7.875%	11,817,000	13,500,922
Columbus McKinnon Corp.
02/01/19	7.875%	2,136,000	2,258,820
H&E Equipment Services, Inc.
09/01/22	7.000%	1,138,000	1,243,265
United Rentals North America, Inc.
05/15/20	7.375%	3,182,000	3,468,380
04/15/22	7.625%	3,460,000	3,883,850
06/15/23	6.125%	4,581,000	4,890,218
11/15/24	5.750%	4,062,000	4,254,945
Secured
07/15/18	5.750%	744,000	783,060
Senior Unsecured
02/01/21	8.250%	2,760,000	3,036,000
Total			45,181,985
Consumer Cyclical Services 1.2%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	3,676,000	3,280,830
APX Group, Inc.
12/01/20	8.750%	6,746,000	6,712,270
Senior Secured
12/01/19	6.375%	9,541,000	9,684,115
Monitronics International, Inc.
04/01/20	9.125%	4,428,000	4,743,495
Total			24,420,710
Consumer Products 1.7%
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	7,566,000	8,152,365
Spectrum Brands, Inc.
03/15/20	6.750%	4,535,000	4,829,775
11/15/20	6.375%	4,769,000	5,138,598
11/15/22	6.625%	2,456,000	2,658,620
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	6,188,000	6,218,940

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Tempur Sealy International, Inc.
12/15/20	6.875%	$7,205,000	$7,799,412
Total			34,797,710
Diversified Manufacturing 1.3%
Amsted Industries, Inc. (a)
03/15/22	5.000%	4,033,000	4,063,248
Entegris, Inc. (a)
04/01/22	6.000%	4,733,000	4,874,990
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	6,315,000	6,678,112
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	9,593,000	10,264,510
Total			25,880,860
Electric 1.2%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	6,751,000	7,729,895
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	6,846,000	7,393,680
NRG Energy, Inc. (a)
07/15/22	6.250%	8,788,000	9,216,415
Total			24,339,990
Environmental 0.2%
Clean Harbors, Inc.
08/01/20	5.250%	3,957,000	4,065,818
Finance Companies 4.2%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	14,557,000	14,865,608
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	262,000	296,002
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	3,630,000	3,875,025
05/15/20	5.375%	4,897,000	5,301,002
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	5,360,000	5,963,000
Senior Unsecured
02/15/19	5.500%	4,115,000	4,413,338
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	6,420,000	7,495,350
05/15/19	6.250%	4,809,000	5,331,738

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
12/15/20	8.250%	$2,425,000	$2,964,563
04/15/21	4.625%	3,743,000	3,832,083
01/15/22	8.625%	719,000	902,345
Navient LLC Senior Unsecured
01/25/22	7.250%	4,381,000	4,890,291
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	6,421,000	6,461,131
Senior Unsecured
02/15/19	10.125%	1,182,000	1,272,128
Springleaf Finance Corp.
12/15/17	6.900%	2,959,000	3,236,406
06/01/20	6.000%	2,772,000	2,903,670
10/01/21	7.750%	3,223,000	3,658,105
10/01/23	8.250%	2,221,000	2,548,598
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	5,845,000	5,845,000
Total			86,055,383
Food and Beverage 1.0%
Aramark Services, Inc.
03/15/20	5.750%	2,860,000	2,995,850
B&G Foods, Inc.
06/01/21	4.625%	7,291,000	7,181,635
Darling Ingredients, Inc. (a)
01/15/22	5.375%	3,277,000	3,399,887
Diamond Foods, Inc. (a)
03/15/19	7.000%	1,259,000	1,292,049
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	863,000	860,843
Post Holdings, Inc. (a)
12/15/22	6.000%	6,092,000	6,000,620
Total			21,730,884
Gaming 2.9%
GLP Capital LP/ Financing II, Inc.
11/01/20	4.875%	3,965,000	4,143,425
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	715,000	756,113
MGM Resorts International
03/01/18	11.375%	7,001,000	8,856,265
10/01/20	6.750%	3,344,000	3,703,480
12/15/21	6.625%	6,129,000	6,818,512
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	2,786,000	2,667,595
Pinnacle Entertainment, Inc.
08/01/21	6.375%	5,375,000	5,576,562
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	5,430,000	5,891,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Senior Unsecured
10/01/20	7.804%	$2,755,000	$3,031,933
Seneca Gaming Corp. (a)
12/01/18	8.250%	5,572,000	5,878,460
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	3,767,000	3,644,573
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	8,862,000	5,139,960
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	3,612,000	3,675,210
Total			59,783,638
Health Care 8.1%
Acadia Healthcare Co., Inc. (a)
07/01/22	5.125%	1,334,000	1,347,340
Biomet, Inc.
08/01/20	6.500%	1,004,000	1,080,555
CHS/Community Health Systems, Inc.
11/15/19	8.000%	4,374,000	4,756,725
Senior Secured
08/15/18	5.125%	5,993,000	6,232,720
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	14,354,000	15,251,125
Senior Secured
08/01/21	5.125%	1,410,000	1,445,250
Catamaran Corp.
03/15/21	4.750%	1,402,000	1,412,515
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	3,056,000	3,147,680
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	10,197,000	10,936,282
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	9,431,000	10,055,804
07/15/24	5.125%	6,749,000	6,846,017
Emdeon, Inc.
12/31/19	11.000%	5,255,000	5,931,581
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,737,000	1,871,618
01/31/22	5.875%	3,632,000	3,995,200
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	710,000	791,650
HCA, Inc.
02/15/22	7.500%	7,598,000	8,851,670
05/01/23	5.875%	4,516,000	4,809,540
Senior Secured
03/15/19	3.750%	4,712,000	4,747,340
02/15/20	6.500%	13,874,000	15,521,537

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	$3,394,000	$3,567,943
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	2,883,000	3,225,356
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	5,427,000	5,677,999
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	5,117,000	5,353,661
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	4,348,000	4,712,145
STHI Holding Corp. Secured (a)
03/15/18	8.000%	2,198,000	2,335,375
Teleflex, Inc. (a)
06/15/24	5.250%	418,000	425,838
Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	2,684,000	2,912,140
04/01/21	4.500%	6,725,000	6,741,812
Senior Unsecured
04/01/22	8.125%	14,379,000	16,553,824
Universal Health Services, Inc. Senior Secured (a)
08/01/22	4.750%	7,203,000	7,329,052
Total			167,867,294
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	2,367,000	2,402,505
Home Construction 1.0%
Meritage Homes Corp.
03/01/18	4.500%	3,265,000	3,313,975
04/15/20	7.150%	1,217,000	1,335,657
04/01/22	7.000%	3,328,000	3,635,840
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,674,000	3,967,920
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	4,823,000	4,871,230
03/01/24	5.625%	2,745,000	2,731,275
Total			19,855,897
Independent Energy 10.9%
American Energy-Permian Basin LLC/Finance Corp. Senior Unsecured (a)
11/01/21	7.375%	2,820,000	2,749,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Antero Resources Corp. (a)
12/01/22	5.125%	$3,664,000	$3,718,960
Antero Resources Finance Corp.
11/01/21	5.375%	2,789,000	2,872,670
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	7,873,000	8,542,205
Athlon Holdings LP/Finance Corp. (a)
05/01/22	6.000%	5,711,000	5,868,052
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	700,000	734,125
Chesapeake Energy Corp.
08/15/20	6.625%	17,355,000	20,088,412
02/15/21	6.125%	5,614,000	6,357,855
03/15/23	5.750%	3,736,000	4,170,310
Cimarex Energy Co.
06/01/24	4.375%	1,644,000	1,711,815
Comstock Resources, Inc.
06/15/20	9.500%	9,657,000	10,864,125
Concho Resources, Inc.
01/15/21	7.000%	5,066,000	5,509,275
01/15/22	6.500%	965,000	1,056,675
10/01/22	5.500%	3,987,000	4,266,090
04/01/23	5.500%	6,473,000	6,909,927
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	7,537,000	8,497,967
09/01/22	7.750%	1,720,000	1,930,700
Halcon Resources Corp.
07/15/20	9.750%	3,559,000	3,834,823
05/15/21	8.875%	4,250,000	4,473,125
02/15/22	9.250%	1,145,000	1,229,444
Kodiak Oil & Gas Corp.
01/15/21	5.500%	6,443,000	6,797,365
02/01/22	5.500%	13,545,000	14,289,975
Laredo Petroleum, Inc.
02/15/19	9.500%	13,113,000	14,096,475
01/15/22	5.625%	4,928,000	5,063,520
05/01/22	7.375%	3,662,000	4,009,890
MEG Energy Corp. (a)
03/31/24	7.000%	1,881,000	2,045,588
Oasis Petroleum, Inc.
02/01/19	7.250%	7,630,000	8,011,500
11/01/21	6.500%	7,008,000	7,481,040
03/15/22	6.875%	3,518,000	3,843,415
01/15/23	6.875%	5,992,000	6,531,280
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	9,786,000	10,373,160
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	3,748,000	4,197,760
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	4,170,000	4,482,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Range Resources Corp.
03/15/23	5.000%	$8,720,000	$9,265,000
Rice Energy, Inc. (a)
05/01/22	6.250%	3,941,000	4,029,673
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,850,000	3,092,250
01/15/24	5.000%	3,856,000	3,894,560
Triangle USA Petroleum Corp. Senior Unsecured (a)
07/15/22	6.750%	2,060,000	2,106,350
Whiting Petroleum Corp.
10/01/18	6.500%	341,000	352,509
03/15/21	5.750%	5,144,000	5,645,540
Total			224,995,655
Leisure 1.2%
AMC Entertainment, Inc.
12/01/20	9.750%	2,071,000	2,324,698
Activision Blizzard, Inc. (a)
09/15/21	5.625%	13,967,001	15,101,819
09/15/23	6.125%	458,000	503,800
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	3,840,000	3,897,600
Cinemark USA, Inc.
06/01/23	4.875%	1,204,000	1,194,970
Six Flags, Inc. (a)(c)(d)(e)(f)
06/01/44	0.000%	950,000	—
United Artists Theatre Circuit, Inc. (c)(d)
1995-A Pass-Through Certificates
07/01/15	9.300%	1,144,107	1,144,107
07/01/15	9.300%	368,623	368,623
Total			24,535,617
Lodging 0.9%
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	9,582,000	10,144,943
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	8,546,000	9,033,593
Total			19,178,536
Media and Entertainment 5.3%
AMC Networks, Inc.
07/15/21	7.750%	3,870,000	4,281,187
12/15/22	4.750%	12,944,000	13,105,800
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	990,000	1,012,275
02/15/24	5.625%	990,000	1,019,700
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	7,830,530	7,869,683

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	$11,394,000	$11,821,275
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	11,401,000	12,199,070
Senior Unsecured
11/15/22	6.500%	4,149,000	4,418,685
11/15/22	6.500%	4,217,000	4,512,190
Gannett Co, Inc. (a)
10/15/23	6.375%	979,000	1,040,188
Lamar Media Corp. (a)
01/15/24	5.375%	1,883,000	1,939,490
MDC Partners, Inc. (a)
04/01/20	6.750%	7,466,000	7,801,970
Nielsen Finance LLC/Co.
10/01/20	4.500%	10,544,000	10,596,720
Sinclair Television Group, Inc.
11/01/21	6.375%	850,000	905,250
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	6,946,000	6,928,635
Univision Communications, Inc. (a)
05/15/21	8.500%	4,502,000	4,940,945
Senior Secured
11/01/20	7.875%	8,063,000	8,818,906
09/15/22	6.750%	1,583,000	1,737,342
05/15/23	5.125%	4,700,000	4,923,250
Total			109,872,561
Metals 1.6%
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	4,487,000	4,834,742
02/25/22	6.750%	8,176,000	9,126,460
Arch Coal, Inc. Secured (a)
01/15/19	8.000%	2,846,000	2,739,275
CONSOL Energy, Inc. (a)
04/15/22	5.875%	2,790,000	2,915,550
Constellium NV (a)
05/15/24	5.750%	1,686,000	1,753,440
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	5,794,000	6,344,430
Peabody Energy Corp.
11/15/18	6.000%	4,817,000	4,961,510
Total			32,675,407
Midstream 4.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	7,986,000	8,405,265
El Paso LLC
09/15/20	6.500%	17,105,000	19,935,234
Hiland Partners LP/Finance Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
10/01/20	7.250%	$15,717,000	$16,935,067
05/15/22	5.500%	1,945,000	1,964,450
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,686,000	5,043,308
02/15/23	5.500%	7,508,000	7,920,940
07/15/23	4.500%	4,078,000	4,144,268
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	9,657,000	10,477,845
03/01/22	5.875%	1,823,000	1,959,725
10/01/22	5.000%	4,593,000	4,748,014
11/01/23	4.500%	1,400,000	1,410,500
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	5,606,000	5,914,330
Sabine Pass Liquefaction LLC (a)
Senior Secured
04/15/23	5.625%	1,091,000	1,138,731
05/15/24	5.750%	4,348,000	4,521,920
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	256,000	269,440
Total			94,789,037
Oil Field Services 0.2%
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	4,823,000	4,702,425
Other Financial Institutions 0.4%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	4,161,000	4,441,867
02/01/22	5.875%	3,387,000	3,530,948
Total			7,972,815
Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	8,542,000	9,033,165
Packaging 2.1%
Berry Plastics Corp. Secured
05/15/22	5.500%	2,333,000	2,327,167
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	1,521,000	1,547,618
06/15/17	6.000%	912,000	925,680
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	7,538,000	7,877,210
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,310,000	1,375,500
08/15/19	9.875%	4,619,000	5,121,316
02/15/21	8.250%	5,239,000	5,717,059
Senior Secured
10/15/20	5.750%	9,785,000	10,225,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (a)
05/01/22	6.375%	$9,038,000	$8,992,810
Total			44,109,685
Paper 0.3%
Graphic Packaging International, Inc.
04/15/21	4.750%	5,192,000	5,289,350
Pharmaceuticals 1.8%
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	4,858,000	4,991,595
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	3,043,000	3,130,486
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	4,155,000	4,518,563
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	3,674,000	3,931,180
10/15/20	6.375%	11,546,000	12,065,570
07/15/21	7.500%	5,249,000	5,721,410
12/01/21	5.625%	3,362,000	3,420,835
Total			37,779,639
Property & Casualty 0.8%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	1,735,000	1,847,775
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	9,431,000	9,926,127
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
07/15/19	8.125%	3,930,000	3,974,213
Total			15,748,115
Railroads 0.5%
Florida East Coast Holdings Corp. (a)
05/01/20	9.750%	4,787,000	5,062,253
Senior Secured
05/01/19	6.750%	5,767,000	6,084,185
Total			11,146,438
Retailers 0.8%
AutoNation, Inc.
02/01/20	5.500%	285,000	310,650
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	2,107,000	2,091,197

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
L Brands, Inc.
04/01/21	6.625%	$2,492,000	$2,806,615
Michaels Stores, Inc. (a)
12/15/20	5.875%	2,179,000	2,211,685
Rite Aid Corp.
03/15/20	9.250%	4,687,000	5,249,440
06/15/21	6.750%	1,250,000	1,326,563
Senior Unsecured
02/15/27	7.700%	1,993,000	2,212,230
Total			16,208,380
Technology 4.7%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	5,069,000	5,259,087
04/01/20	6.375%	3,999,000	4,208,948
08/01/22	5.375%	8,825,000	8,869,125
Ancestry.com, Inc.
12/15/20	11.000%	1,296,000	1,493,640
Ancestry.com, Inc. (a)
Senior Unsecured PIK
10/15/18	9.625%	4,160,000	4,264,000
Audatex North America, Inc. (a)
06/15/21	6.000%	2,036,000	2,158,160
11/01/23	6.125%	2,035,000	2,157,100
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	2,523,000	2,573,460
04/01/23	5.375%	9,350,000	9,537,000
First Data Corp.
01/15/21	12.625%	6,815,000	8,331,337
06/15/21	10.625%	986,000	1,143,760
First Data Corp. (a)
Secured
01/15/21	8.250%	7,288,000	7,943,920
Senior Secured
06/15/19	7.375%	5,694,000	6,078,345
08/15/20	8.875%	1,084,000	1,181,560
11/01/20	6.750%	4,949,000	5,357,292
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	3,505,000	3,802,925
Iron Mountain, Inc.
08/15/23	6.000%	3,109,000	3,318,858
NCR Corp.
12/15/23	6.375%	1,820,000	1,965,600
NXP BV/Funding LLC (a)
02/15/21	5.750%	8,495,000	8,919,750
Nuance Communications, Inc. (a)
08/15/20	5.375%	4,783,000	4,794,957
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	3,743,000	3,677,498
Total			97,036,322

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.6%
Hertz Corp. (The)
10/15/20	5.875%	$4,398,000	$4,524,443
01/15/21	7.375%	996,000	1,065,720
10/15/22	6.250%	5,932,000	6,184,110
Total			11,774,273
Wireless 5.7%
Altice SA Senior Secured (a)
05/15/22	7.750%	5,890,000	6,258,125
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	4,194,000	4,267,395
01/15/23	5.250%	6,425,000	6,635,804
SBA Communications Corp. Senior Unsecured (a)
07/15/22	4.875%	2,543,000	2,504,855
SBA Telecommunications, Inc.
07/15/20	5.750%	8,109,000	8,554,995
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	766,000	817,705
11/15/21	11.500%	4,050,000	5,285,250
Sprint Communications, Inc. (a)
11/15/18	9.000%	18,977,000	22,487,745
03/01/20	7.000%	2,288,000	2,551,120
Sprint Corp. (a)
09/15/21	7.250%	4,383,000	4,645,980
09/15/23	7.875%	3,733,000	4,003,643
06/15/24	7.125%	2,918,000	2,976,360
T-Mobile USA, Inc.
04/28/20	6.542%	1,657,000	1,739,850
04/28/21	6.633%	6,228,000	6,554,970
01/15/22	6.125%	2,417,000	2,504,616
04/28/22	6.731%	1,991,000	2,100,505
04/01/23	6.625%	4,656,000	4,900,440
04/28/23	6.836%	1,443,000	1,531,384
01/15/24	6.500%	2,417,000	2,513,680
Wind Acquisition Finance SA (a)
04/23/21	7.375%	7,056,000	7,444,080
Senior Secured
04/30/20	6.500%	8,084,000	8,649,880
07/15/20	4.750%	7,964,000	7,983,910
Total			116,912,292
Wirelines 4.0%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	9,793,000	10,723,335
03/15/22	5.800%	1,706,000	1,799,830
12/01/23	6.750%	2,362,000	2,614,439
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	6,916,000	7,676,760
07/01/21	9.250%	2,492,000	2,953,020
04/15/22	8.750%	3,150,000	3,669,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
04/15/24	7.625%	$4,048,000	$4,301,000
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	2,651,000	2,899,531
Level 3 Escrow II, Inc. (a)
08/15/22	5.375%	6,190,000	6,251,900
Level 3 Financing, Inc.
04/01/19	9.375%	1,055,000	1,139,400
06/01/20	7.000%	4,765,000	5,140,244
07/15/20	8.625%	2,550,000	2,824,125
Level 3 Financing, Inc. (a)
01/15/21	6.125%	2,848,000	3,004,640
Telecom Italia Capital SA
06/18/19	7.175%	6,050,000	6,897,000
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	3,017,000	3,084,882
Windstream Corp.
09/01/18	8.125%	1,565,000	1,633,469
10/15/20	7.750%	2,572,000	2,771,330
10/01/21	7.750%	2,120,000	2,310,800
08/01/23	6.375%	600,000	601,500
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	4,479,000	5,094,862
Senior Secured
01/01/20	8.125%	5,804,000	6,261,065
Total			83,652,882
Total Corporate Bonds & Notes (Cost: $1,712,466,601)			$1,802,276,638

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (a)(d)(g)(h)
10/01/11	13.000%	3,250,000	$1,651,910
Total Municipal Bonds (Cost: $3,250,000)			$1,651,910

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 3.5%
Automotive 0.1%
Gates Global LLC Term Loan (b)(i)(j)
07/05/21	4.250%	1,006,000	$998,093

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals 0.4%
PQ Corp. Term Loan (b)(j)
08/07/17	4.000%	$7,689,895	$7,675,515
Solenis International LP/Holdings 3 LLC Term Loan (b)(j)
07/31/21	4.250%	1,321,000	1,311,924
Total			8,987,439
Diversified Manufacturing 0.1%
Gardner Denver, Inc. Term Loan (b)(j)
07/30/20	4.250%	2,748,176	2,743,257
Health Care 1.4%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(j)
02/20/20	8.500%	7,462,000	7,420,064
CHS/Community Health Systems, Inc. Tranche D Term Loan (b)(j)
01/27/21	4.250%	1,887,515	1,891,384
U.S. Renal Care, Inc. (b)(j)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	7,442,882	7,433,578
2nd Lien Term Loan
01/03/20	10.250%	5,065,000	5,102,988
2nd Lien Tranche B-1 Term Loan
07/03/19	8.500%	1,996,001	2,013,466
United Surgical Partners International, Inc. Tranche B Term Loan (b)(j)
04/03/19	4.750%	5,256,988	5,253,045
Total			29,114,525
Lodging 0.2%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (b)(j)
12/28/20	6.250%	1,250,000	1,253,125
Playa Resorts Holdings Term Loan (b)(j)
08/09/19	4.000%	1,785,507	1,776,580
Total			3,029,705
Metals 0.3%
Arch Coal, Inc. Term Loan (b)(j)
05/16/18	6.250%	7,021,388	6,825,772

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty 0.6%
Asurion LLC (b)(j)
2nd Lien Term Loan
03/03/21	8.500%	$8,863,000	$9,137,753
Tranche B-1 Term Loan
05/24/19	5.000%	2,234,463	2,240,050
Total			11,377,803
Technology 0.4%
Applied Systems, Inc. (b)(j)
1st Lien Term Loan
01/25/21	4.250%	567,150	565,732
2nd Lien Term Loan
01/24/22	7.500%	666,000	669,996
Blue Coat Systems, Inc. 2nd Lien Term Loan (b)(j)
06/26/20	9.500%	5,646,000	5,773,035
First Data Corp. Term Loan (b)(i)(j)
03/23/18	3.666%	2,235,000	2,209,856
Total			9,218,619
Total Senior Loans (Cost: $71,584,599)			$72,295,213

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (c)(d)(e)(k)		50,004	$—
TOTAL FINANCIALS			—
Total Common Stocks (Cost: $—)			$—

Limited Partnerships —%

Financials —%
Diversified Financial Services —%
Varde Fund V LP (c)(d)(k)		25,000,000	$64,590
TOTAL FINANCIALS			64,590
Total Limited Partnerships (Cost: $—)			$64,590

	Shares	Value

Money Market Funds 7.9%
Columbia Short-Term Cash Fund, 0.100% (l)(m)	162,490,431	$162,490,431
Total Money Market Funds (Cost: $162,490,431)		$162,490,431
Total Investments
(Cost: $1,949,791,631) (n)		$2,038,778,782(o)
Other Assets & Liabilities, Net		27,726,034
Net Assets		$2,066,504,816

Investments in Derivatives
Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $289,900 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(223)	USD	(28,049,219)	12/2014	—	(35,737)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $715,091,630 or 34.60% of net assets.

(b)	Variable rate security.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $1,577,320, which represents 0.08% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $3,229,230, which represents 0.16% of net assets. Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 13.000%	10-04-2004	3,250,000
Fairlane Management Corp.	09-23-2002	—
Six Flags, Inc.		—
06/01/44 0.000%	05-07-2010
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	12-06-2001	356,820
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	04-03-2002	1,133,764
Varde Fund V LP	04-27-2000 - 06-19-2000	—	*

*The original cost for this position was $25,000,000.  From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(e)	Negligible market value.
(f)	Zero coupon bond.
(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2014, the value of these securities amounted to $1,651,910, which represents 0.08% of net assets.

(h)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2014, the value of these securities amounted to $1,651,910 or 0.08% of net assets.

(i)	Represents a security purchased on a when-issued or delayed delivery basis.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at August 31, 2014.

(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	68,543,128	311,661,587	(217,714,284)	162,490,431	15,052	162,490,431

(n)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $1,949,792,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$96,634,000
Unrealized Depreciation	(7,647,000)
Net Unrealized Appreciation	$88,987,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Leisure	—	23,022,887	1,512,730	24,535,617
All other industries	—	1,777,741,021	—	1,777,741,021
Municipal Bonds	—	1,651,910	—	1,651,910
Total Bonds	—	1,802,415,818	1,512,730	1,803,928,548
Other
Senior Loans
Health Care	—	24,011,537	5,102,988	29,114,525
Lodging	—	1,776,580	1,253,125	3,029,705
Technology	—	3,445,584	5,773,035	9,218,619
All other industries	—	30,932,364	—	30,932,364
Limited Partnerships	—	—	64,590	64,590
Total Other	—	60,166,065	12,193,738	72,359,803
Mutual Funds
Money Market Funds	162,490,431	—	—	162,490,431
Total Mutual Funds	162,490,431	—	—	162,490,431
Investments in Securities	162,490,431	1,862,581,883	13,706,468	2,038,778,782
Derivatives
Liabilities
Futures Contracts	(35,737)	—	—	(35,737)
Total	162,454,694	1,862,581,883	13,706,468	2,038,743,045

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,792,243	—	—	1,792,243

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mortgage Opportunities Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 81.3%
Federal Home Loan Mortgage Corp. (a)(b)
CMO IO Series 329 Class C5
06/15/43	3.500%	$1,961,790	$434,922
CMO IO Series 4215 Class IL
07/15/41	3.500%	14,881,907	2,386,623
Federal Home Loan Mortgage Corp. (a)(b)
CMO IO STRIPS Series 304 Class C67
12/15/42	4.500%	13,994,379	3,883,440
Federal Home Loan Mortgage Corp. (a)(b)(c)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.845%	4,530,037	1,013,678
CMO IO Series 311 Class S1
08/15/43	5.795%	27,165,483	6,144,046
CMO IO Series 3922 Class SH
09/15/41	5.745%	25,166,552	4,557,746
CMO IO Series 4223 Class DS
12/15/38	5.945%	3,743,966	676,883
CMO IO Series 4286 Class NS
12/15/43	5.745%	3,898,931	929,439
CMO IO Series WS Class 3957
11/15/41	6.395%	12,831,639	2,436,192
Federal National Mortgage Association (a)(b)
CMO IO Series 2012-152 Class EI
07/25/31	3.000%	20,236,194	2,829,206
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	2,993,650	473,377
CMO IO Series 2013-117 Class AI
04/25/36	3.500%	7,310,808	863,338
CMO IO Series 2013-118 Class AI
09/25/38	4.000%	8,232,223	1,373,486
CMO IO Series 2013-31 Class IH
02/25/43	3.500%	17,313,000	2,762,386
Federal National Mortgage Association (a)(b)(c)
CMO IO Series 2013-BS Class 54
06/25/43	5.995%	9,414,363	2,335,496
CMO IO Series 2013-SB Class 97
06/25/32	5.945%	4,632,933	900,623
Federal National Mortgage Association (a)(d)
09/16/29- 09/11/44	3.500%	70,000,000	73,286,718

Total Residential Mortgage-Backed Securities - Agency (Cost: $107,593,161)			$107,287,599

Residential Mortgage-Backed Securities - Non-Agency 27.1%

Castle Peak Loan Trust
CMO Series 2012-1A Class A2 (a)(c)(e)
05/25/52	6.593%	7,609,242	7,609,242
Credit Suisse Mortgage Capital Certificates (a)(e)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	1,000,000	1,004,450
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,000,000	1,003,415
Series 2010-2A5 Class 9R
02/27/38	4.000%	2,000,000	1,926,566

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2010-9R Class 1A5
08/27/37	4.000%	$3,000,000	$2,797,242
Credit Suisse Securities (USA) LLC (a)(e)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	3,829,049	3,759,651
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	1,913,041	1,857,444
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	2,500,000	2,507,813
Jefferies Resecuritization Trust
Series 2014-1A1 Class R1 (a)(e)
12/27/37	4.000%	3,000,000	2,994,375
Morgan Stanley Re-Remic Trust
Series 2013-R8 Class 1B (a)(c)(e)
09/26/36	2.610%	8,157,742	7,946,457
New Residential Mortgage Loan Trust CMO IO
Series 2014-1A Class AIO (a)(b)(c)(e)
01/25/54	2.240%	38,313,114	2,356,815

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $35,261,692)			$35,763,470

Commercial Mortgage-Backed Securities - Non-Agency 23.5%
American Homes 4 Rent (a)(c)(e)
Series 2014-F Class SFR1
06/17/31	3.500%	1,250,000	1,195,530
Series 2014-SFR1 Class E
06/17/31	2.750%	7,000,000	6,575,625
Aventura Mall Trust
Series 2013-AVM Class E (a)(c)(e)
12/05/32	3.867%	5,000,000	4,782,775
BHMS Mortgage Trust
Series 2014-ATLS Class DFX (a)(c)(e)
08/15/24	5.483%	2,000,000	2,005,578
GS Mortgage Securities Trust
Series 2007-GG10 Class AM (a)(c)
08/10/45	5.991%	5,000,000	5,185,110
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9 Class AM (a)
05/15/47	5.372%	3,000,000	3,132,867
ORES NPL LLC
Series 2013-LV2 Class A (a)(e)
09/25/25	3.081%	586,198	586,198
VFC LLC
Series 2014-2 Class B (a)(e)
07/20/30	5.500%	3,000,000	2,997,702

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
VNDO Mortgage Trust
Series 2013-PENN Class D (a)(c)(e)
12/13/29	4.079%	$4,500,000	$4,564,294

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $31,399,807)			$31,025,679

Asset-Backed Securities - Non-Agency 13.1%
A Voce CLO Ltd.
Series 2014-1A Class C (c)(e)
07/15/26	3.734%	1,000,000	947,833
Carlyle Global Market Strategies CLO
Series 2014-C1 Class 3A (c)(e)
07/27/26	3.934%	2,000,000	1,934,540
Keuka Park CLO Ltd.
Series 2013-1A Class D (c)(e)
10/21/24	3.434%	7,000,000	6,714,372
OneMain Financial Issuance Trust
Series 2014-2A Class A (e)
09/18/24	2.470%	2,500,000	2,500,781
Selene Non-Performing Loans LLC
Series 2014-1A Class A (e)
05/25/54	2.981%	1,499,859	1,499,872
Symphony CLO Ltd.
Series 2014-14A Class D2 (c)(e)
07/14/26	3.830%	3,000,000	2,883,756
Vericrest Opportunity Loan Transferee
Series 2014-3A Class A1 (e)
05/26/54	3.250%	773,424	778,597

Total Asset-Backed Securities - Non-Agency (Cost: $17,219,593)			$17,259,751

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls 0.2%
OTC 10-Year Interest Rate Swap(f)	17,250,000	2.65	02/27/15	$294,156

Total Options Purchased Calls (Cost: $311,363)				$294,156

Options Purchased Puts 1.2%
OTC 5-Year Interest Rate Swap (f)	70,000,000	3.25	08/18/17	1,646,736
OTC 30-Year Interest Rate Swap(f)	6,250,000	3.50	09/03/14	1

Total Options Purchased Puts (Cost: $1,988,375)				$1,646,737

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 7.2%
Tri-Party Deutsche Bank Securities dated 08/29/14, matures 09/02/14, repurchase price $9,500,063 (collateralized by U.S. Government Agencies — total market value of $9,690,000)	0.060%	9,500,000	9,500,000

Total Repurchase Agreements (Cost: $9,500,000)			$9,500,000
Total Investments (Cost: $203,273,991) (g)			$202,777,392(h)(i)
Other Assets & Liabilities, Net			(70,757,461)
Net Assets			$132,019,931

Investments in Derivatives
Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $685,025 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(31)	USD	(6,790,453)	12/2014	—	(4,890)
US 5YR NOTE	(232)	USD	(27,569,938)	12/2014	—	(36,598)
US 10YR NOTE	(403)	USD	(50,689,844)	12/2014	—	(67,307)
US ULTRA T-BOND	36	USD	5,598,000	12/2014	—	(3,429)
Total					—	(112,224)

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $75,730,923 or 57.36% of net assets.

(f)	Purchased swaption contracts outstanding at August 31, 2014:
At August 31, 2014, securities totaling $1,757,000 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/22/2022	70,000,000	1,851,500	1,646,736
OTC 10-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Pay	2.650	03/03/2025	17,250,000	311,363	294,156
OTC 30-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	3.500	09/05/2044	6,250,000	136,875	1
Total							2,299,738	1,940,893

(g)                                       At August 31, 2014, the cost of securities for federal income tax purposes was approximately $203,274,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,421,000
Unrealized Depreciation	(1,918,000)
Net Unrealized Depreciation	$(497,000)

(h)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

(i)                                          As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,635,633	54,342,308	(55,977,941)	—	378	—

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	107,287,599	—	107,287,599
Residential Mortgage-Backed Securities - Non-Agency	—	14,705,584	21,057,886	35,763,470
Commercial Mortgage-Backed Securities - Non-Agency	—	31,025,679	—	31,025,679
Asset-Backed Securities - Non-Agency	—	12,045,833	5,213,918	17,259,751
Total Bonds	—	165,064,695	26,271,804	191,336,499
Short-Term Securities
Repurchase Agreements	—	9,500,000	—	9,500,000
Total Short-Term Securities	—	9,500,000	—	9,500,000
Other
Options Purchased Calls	—	294,156	—	294,156
Options Purchased Puts	—	1,646,737	—	1,646,737
Total Other	—	1,940,893	—	1,940,893
Investments in Securities	—	176,505,588	26,271,804	202,777,392
Derivatives
Liabilities
Futures Contracts	(112,224)	—	—	(112,224)
Total	(112,224)	176,505,588	26,271,804	202,665,168

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of May 31, 2014	32,675,752	8,276,749	40,952,501
Accrued discounts/premiums	3,684	41	3,725
Realized gain (loss)	—	388	388
Change in unrealized appreciation (depreciation)(a)	373,260	6,300	379,560
Sales	(2,383,413)	(2,726,576)	(5,109,989)
Purchases	2,985,000	4,059,216	7,044,216
Transfers out of Level 3	(12,596,397)	(4,402,200)	(16,998,597)
Balance as of August 31, 2014	21,057,886	5,213,918	26,271,804

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2014 was $379,560, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $373,260 and Asset-Backed Securities — Non-Agency of $6,300.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
16,998,597	—	—	16,998,597

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.5%
CONSUMER DISCRETIONARY 12.9%
Auto Components 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	180,870	$3,273,747
Dana Holding Corp.	217,619	5,055,289
Total		8,329,036
Hotels, Restaurants & Leisure 1.5%
Interval Leisure Group, Inc.	91,600	1,980,392
SeaWorld Entertainment, Inc.	76,448	1,589,354
Six Flags Entertainment Corp.	41,100	1,499,328
Wendy’s Co. (The)	79,800	650,370
Total		5,719,444
Household Durables 2.3%
Taylor Morrison Home Corp., Class A (a)	67,228	1,333,804
Tempur Sealy International, Inc. (a)	65,070	3,807,896
Whirlpool Corp.	24,550	3,756,641
Total		8,898,341
Leisure Products 0.8%
Brunswick Corp.	74,355	3,197,265
Media 0.3%
John Wiley & Sons, Inc., Class A	19,500	1,169,025
Multiline Retail 0.3%
Big Lots, Inc.	21,650	1,003,478
Specialty Retail 5.5%
Abercrombie & Fitch Co., Class A	32,100	1,341,780
ANN, Inc. (a)	40,100	1,661,744
Ascena Retail Group, Inc. (a)	89,450	1,555,536
Cato Corp. (The), Class A	29,700	1,029,699
Chico’s FAS, Inc.	140,450	2,219,110
Children’s Place, Inc. (The)	29,000	1,559,040
DSW, Inc., Class A	72,700	2,249,338
Guess?, Inc.	23,000	539,120
Kirkland’s, Inc. (a)	31,800	566,994
Men’s Wearhouse, Inc. (The)	65,515	3,539,775
Office Depot, Inc. (a)	664,700	3,403,264
Vitamin Shoppe, Inc. (a)	28,200	1,105,158
West Marine, Inc. (a)	49,227	540,020
Total		21,310,578
TOTAL CONSUMER DISCRETIONARY		49,627,167

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.8%
Beverages 0.3%
Treasury Wine Estates Ltd., ADR	285,550	$1,359,218
Food & Staples Retailing 0.2%
Pantry, Inc. (The) (a)	27,900	590,643
Food Products 2.2%
Chiquita Brands International, Inc. (a)	168,400	2,340,760
Dean Foods Co.	115,500	1,868,790
Flowers Foods, Inc.	76,796	1,503,666
J&J Snack Foods Corp.	10,100	956,571
Post Holdings, Inc. (a)	51,960	1,920,961
Total		8,590,748
Tobacco 0.1%
Alliance One International, Inc. (a)	165,343	367,061
TOTAL CONSUMER STAPLES		10,907,670
ENERGY 5.6%
Energy Equipment & Services 2.7%
Forum Energy Technologies, Inc. (a)	41,200	1,402,860
Helix Energy Solutions Group, Inc. (a)	46,000	1,256,720
McDermott International, Inc. (a)	96,400	694,080
Paragon Offshore PLC (a)	325,700	3,035,524
Parker Drilling Co. (a)	398,100	2,500,068
Tidewater, Inc.	25,000	1,271,750
Total		10,161,002
Oil, Gas & Consumable Fuels 2.9%
Advantage Oil & Gas Ltd. (a)	304,421	1,878,278
Ardmore Shipping Corp.	72,500	949,025
Comstock Resources, Inc.	32,500	792,350
Energy XXI Bermuda Ltd.	75,450	1,244,925
LinnCo LLC	86,847	2,731,338
Nordic American Tankers Ltd.	73,000	661,380
Oasis Petroleum, Inc. (a)	44,950	2,211,090
Petroquest Energy, Inc. (a)	111,800	744,588
Total		11,212,974
TOTAL ENERGY		21,373,976
FINANCIALS 16.5%
Banks 8.0%
Ameris Bancorp	59,200	1,355,088
Associated Banc-Corp.	41,160	748,289
BancFirst Corp.	15,500	986,420

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
BankUnited, Inc.	24,500	$772,975
Banner Corp.	18,900	744,282
Cathay General Bancorp	39,500	1,028,580
City National Corp.	49,365	3,745,816
First Busey Corp.	104,800	602,600
First Community Bancshares, Inc.	44,700	729,504
First Horizon National Corp.	111,600	1,357,056
First Niagara Financial Group, Inc.	81,600	709,920
FirstMerit Corp.	96,650	1,665,763
Hancock Holding Co.	32,100	1,067,004
Hanmi Financial Corp.	73,625	1,512,994
Investors Bancorp, Inc.	85,500	907,155
Lakeland Financial Corp.	27,900	1,086,426
Peoples Bancorp, Inc.	44,400	1,064,268
Prosperity Bancshares, Inc.	51,570	3,114,828
Simmons First National Corp., Class A	32,800	1,309,376
Texas Capital Bancshares, Inc. (a)	13,500	728,730
Umpqua Holdings Corp.	165,590	2,892,857
WesBanco, Inc.	20,500	636,525
Zions Bancorporation	68,235	1,988,368
Total		30,754,824
Capital Markets 0.5%
Janus Capital Group, Inc.	101,600	1,234,440
Piper Jaffray Companies (a)	12,000	640,320
Total		1,874,760
Insurance 3.4%
American National Insurance Co.	27,300	3,107,832
Horace Mann Educators Corp.	101,700	3,030,660
Montpelier Re Holdings Ltd.	80,358	2,527,259
Platinum Underwriters Holdings Ltd.	71,025	4,436,932
Total		13,102,683
Real Estate Investment Trusts (REITs) 2.9%
Capstead Mortgage Corp.	39,800	526,156
Chimera Investment Corp.	200,900	664,979
Equity Commonwealth	44,695	1,201,402
Granite Real Estate Investment Trust	90,205	3,427,790
Parkway Properties, Inc.	76,304	1,583,308
PennyMac Mortgage Investment Trust	76,700	1,707,342
Redwood Trust, Inc.	73,300	1,419,821
Urstadt Biddle Properties, Inc., Class A	28,600	609,752
Total		11,140,550
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	14,650	1,957,386

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 1.2%
Berkshire Hills Bancorp, Inc.	24,700	$608,361
Essent Group Ltd. (a)	79,532	1,674,944
Ladder Capital Corp., Class A (a)	78,300	1,456,380
TFS Financial Corp. (a)	57,600	831,744
Total		4,571,429
TOTAL FINANCIALS		63,401,632
HEALTH CARE 6.4%
Biotechnology 0.2%
Emergent Biosolutions, Inc. (a)	35,300	878,970
Health Care Equipment & Supplies 3.2%
Alere, Inc. (a)	23,300	825,985
Haemonetics Corp. (a)	124,900	4,457,681
Hill-Rom Holdings, Inc.	14,800	648,388
Integra LifeSciences Holdings Corp. (a)	31,700	1,584,683
OraSure Technologies, Inc. (a)	88,100	733,873
Orthofix International NV (a)	55,304	1,875,358
STERIS Corp.	34,700	1,953,263
Total		12,079,231
Health Care Providers & Services 1.8%
AMN Healthcare Services, Inc. (a)	149,100	2,254,392
HealthSouth Corp.	93,830	3,695,964
LHC Group, Inc. (a)	37,400	962,676
Total		6,913,032
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A (a)	12,600	1,515,276
Charles River Laboratories International, Inc. (a)	15,800	933,780
Covance, Inc. (a)	26,740	2,216,746
Total		4,665,802
TOTAL HEALTH CARE		24,537,035
INDUSTRIALS 20.6%
Aerospace & Defense 0.2%
Orbital Sciences Corp. (a)	31,800	851,286
Air Freight & Logistics 0.7%
Forward Air Corp.	59,200	2,740,368
Airlines 1.5%
Air France-KLM, ADR (a)	286,770	2,989,577

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
JetBlue Airways Corp. (a)	215,161	$2,631,419
Total		5,620,996
Building Products 1.7%
Gibraltar Industries, Inc. (a)	86,006	1,368,356
Simpson Manufacturing Co., Inc.	54,585	1,764,187
Trex Co., Inc. (a)	86,590	3,255,784
Total		6,388,327
Commercial Services & Supplies 3.4%
Herman Miller, Inc.	106,085	3,152,846
KAR Auction Services, Inc.	127,300	3,839,368
Mobile Mini, Inc.	89,060	3,488,480
Tetra Tech, Inc.	41,253	1,051,952
United Stationers, Inc.	40,593	1,650,105
Total		13,182,751
Construction & Engineering 2.1%
Aegion Corp. (a)	83,610	2,061,823
Comfort Systems U.S.A., Inc.	92,680	1,408,736
EMCOR Group, Inc.	34,410	1,486,512
Great Lakes Dredge & Dock Corp. (a)	110,200	839,724
Pike Corp. (a)	188,500	2,246,920
Total		8,043,715
Electrical Equipment 0.9%
AZZ, Inc.	58,320	2,702,549
EnerSys	12,500	803,625
Total		3,506,174
Industrial Conglomerates 0.5%
Carlisle Companies, Inc.	21,500	1,782,350
Machinery 5.2%
Actuant Corp., Class A	26,000	876,980
Astec Industries, Inc.	14,500	602,330
Barnes Group, Inc.	26,000	890,240
CLARCOR, Inc.	14,700	929,187
Dynamic Materials Corp.	18,700	373,252
ESCO Technologies, Inc.	40,956	1,474,416
Harsco Corp.	98,850	2,392,170
Hillenbrand, Inc.	30,000	1,003,200
IDEX Corp.	12,600	969,444
ITT Corp.	47,000	2,249,420
Oshkosh Corp.	59,345	2,948,260
Tecumseh Products Co. (a)	10,948	57,367
Terex Corp.	85,005	3,180,037
TriMas Corp. (a)	36,000	1,141,200

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Watts Water Technologies, Inc., Class A	15,140	$958,211
Total		20,045,714
Professional Services 0.7%
Korn/Ferry International (a)	33,420	1,010,955
Resources Connection, Inc.	109,500	1,676,445
Total		2,687,400
Road & Rail 0.9%
Heartland Express, Inc.	58,410	1,369,714
Landstar System, Inc.	31,550	2,141,141
Total		3,510,855
Trading Companies & Distributors 2.8%
AerCap Holdings NV (a)	163,500	7,758,075
Applied Industrial Technologies, Inc.	17,000	828,070
Beacon Roofing Supply, Inc. (a)	34,250	976,810
Veritiv Corp. (a)	27,500	1,224,300
Total		10,787,255
TOTAL INDUSTRIALS		79,147,191
INFORMATION TECHNOLOGY 18.2%
Communications Equipment 1.9%
Aviat Networks, Inc. (a)	419,121	658,020
NETGEAR, Inc. (a)	25,900	860,398
Oplink Communications, Inc.	39,900	770,868
Plantronics, Inc.	27,250	1,300,643
Polycom, Inc. (a)	92,500	1,225,625
Riverbed Technology, Inc. (a)	128,800	2,426,592
Total		7,242,146
Electronic Equipment, Instruments & Components 7.4%
Celestica, Inc. (a)	225,343	2,481,026
Electro Scientific Industries, Inc.	93,765	695,736
FARO Technologies, Inc. (a)	32,700	1,896,927
II-VI, Inc. (a)	184,155	2,570,804
Jabil Circuit, Inc.	73,900	1,594,762
Littelfuse, Inc.	22,540	2,071,651
Mercury Systems, Inc. (a)	104,280	1,164,808
Park Electrochemical Corp.	57,170	1,608,764
Plexus Corp. (a)	50,500	2,080,095
Radisys Corp. (a)	157,900	486,332
Sanmina Corp. (a)	347,608	8,161,836
Vishay Intertechnology, Inc.	239,485	3,831,760
Total		28,644,501

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.6%
CoreLogic, Inc. (a)	69,694	$1,970,249
EVERTEC, Inc.	85,001	1,957,573
VeriFone Systems, Inc. (a)	61,900	2,161,548
Total		6,089,370
Semiconductors & Semiconductor Equipment 4.5%
Axcelis Technologies, Inc. (a)	366,315	739,956
Brooks Automation, Inc.	238,490	2,704,477
Diodes, Inc. (a)	97,305	2,476,412
Fairchild Semiconductor International, Inc. (a)	180,640	3,170,232
Micron Technology, Inc. (a)	126,000	4,107,600
Photronics, Inc. (a)	271,935	2,401,186
Tessera Technologies, Inc.	29,300	866,401
Xcerra Corp. (a)	74,500	778,525
Total		17,244,789
Software 2.1%
BroadSoft, Inc. (a)	30,000	715,800
Fair Isaac Corp.	26,500	1,541,505
Informatica Corp. (a)	56,850	1,936,027
Mentor Graphics Corp.	91,800	2,002,158
PTC, Inc. (a)	21,200	820,228
TIBCO Software, Inc. (a)	42,700	889,868
Total		7,905,586
Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc. (a)	128,000	1,079,040
Logitech International SA	53,600	737,536
QLogic Corp. (a)	112,300	1,016,315
Total		2,832,891
TOTAL INFORMATION TECHNOLOGY		69,959,283
MATERIALS 7.4%
Chemicals 2.7%
Axiall Corp.	25,200	1,047,816
Innospec, Inc.	34,600	1,459,428
Minerals Technologies, Inc.	23,260	1,456,541
PolyOne Corp.	84,380	3,309,384
Scotts Miracle-Gro Co., Class A	40,500	2,338,065
Sensient Technologies Corp.	12,050	676,125
Total		10,287,359
Containers & Packaging 1.2%
Berry Plastics Corp. (a)	63,500	1,530,985
Myers Industries, Inc.	53,783	1,060,063

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging (continued)
Silgan Holdings, Inc.	42,280	$2,128,798
Total		4,719,846
Metals & Mining 1.9%
Allegheny Technologies, Inc.	18,400	775,928
AuRico Gold, Inc.	952,829	4,325,843
Coeur Mining, Inc. (a)	133,140	1,054,469
Pan American Silver Corp.	97,900	1,405,844
Total		7,562,084
Paper & Forest Products 1.6%
PH Glatfelter Co.	43,400	1,081,962
Resolute Forest Products, Inc. (a)	287,998	4,950,686
Total		6,032,648
TOTAL MATERIALS		28,601,937
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
General Communication, Inc., Class A (a)	43,618	490,266
TOTAL TELECOMMUNICATION SERVICES		490,266
UTILITIES 1.0%
Electric Utilities 0.6%
Portland General Electric Co.	15,980	550,831
Unitil Corp.	12,010	391,406
Westar Energy, Inc.	34,400	1,270,392
Total		2,212,629
Gas Utilities 0.3%
Laclede Group, Inc. (The)	10,200	504,390
New Jersey Resources Corp.	11,300	590,199
Total		1,094,589
Water Utilities 0.1%
American States Water Co.	15,800	510,340
TOTAL UTILITIES		3,817,558
Total Common Stocks (Cost: $267,477,831)		$351,863,715

Issuer	Shares	Value

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)(d)	52,560	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 9.1%
Columbia Short-Term Cash Fund, 0.100% (e)(f)	35,169,393	$35,169,393
Total Money Market Funds (Cost: $35,169,393)		$35,169,393
Total Investments
(Cost: $302,647,224) (g)		$387,033,108(h)
Other Assets & Liabilities, Net		(2,188,712)
Net Assets		$384,844,396

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Negligible market value.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $0.
(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $0. Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12-9-2013	—

(e)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,223,125	84,301,419	(83,355,151)	35,169,393	7,965	35,169,393

(g)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $302,647,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$92,796,000
Unrealized Depreciation	(8,410,000)
Net Unrealized Appreciation	$84,386,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	49,627,167	—	—		49,627,167
Consumer Staples	10,907,670	—	—		10,907,670
Energy	21,373,976	—	—		21,373,976
Financials	63,401,632	—	—		63,401,632
Health Care	24,537,035	—	—		24,537,035
Industrials	79,147,191	—	—		79,147,191
Information Technology	69,959,283	—	—		69,959,283
Materials	28,601,937	—	—		28,601,937
Telecommunication Services	490,266	—	—		490,266
Utilities	3,817,558	—	—		3,817,558
Rights
Industrials	—	—	0	(a)	0	(a)
Total Equity Securities	351,863,715	—	0	(a)	351,863,715
Mutual Funds
Money Market Funds	35,169,393	—	—		35,169,393
Total Mutual Funds	35,169,393	—	—		35,169,393
Total	387,033,108	—	0	(a)	387,033,108

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 7.9%
Multiline Retail 2.4%
Nordstrom, Inc.	340,000	$23,545,000
Specialty Retail 5.5%
Gap, Inc. (The)	625,000	28,843,750
Lowe’s Companies, Inc.	450,000	23,629,500
Total		52,473,250
TOTAL CONSUMER DISCRETIONARY		76,018,250
CONSUMER STAPLES 10.3%
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	115,000	13,924,200
Food Products 3.1%
Tyson Foods, Inc., Class A	775,000	29,496,500
Tobacco 5.8%
Altria Group, Inc.	687,241	29,606,342
Philip Morris International, Inc.	300,000	25,674,000
Total		55,280,342
TOTAL CONSUMER STAPLES		98,701,042
ENERGY 16.5%
Oil, Gas & Consumable Fuels 16.5%
Anadarko Petroleum Corp.	300,000	33,807,000
Chevron Corp.	140,000	18,123,000
ConocoPhillips	300,000	24,366,000
Marathon Oil Corp.	425,000	17,718,250
Marathon Petroleum Corp.	250,000	22,752,500
Valero Energy Corp.	435,475	23,576,616
Williams Companies, Inc. (The)	292,000	17,356,480
Total		157,699,846
TOTAL ENERGY		157,699,846
FINANCIALS 25.0%
Banks 13.5%
Bank of America Corp.	1,960,000	31,536,400
Citigroup, Inc.	700,000	36,155,000
JPMorgan Chase & Co.	540,000	32,103,000
Wells Fargo & Co.	580,000	29,835,200
Total		129,629,600
Capital Markets 3.5%
Morgan Stanley	960,000	32,937,600

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 8.0%
MetLife, Inc.	450,000	$24,633,000
Prudential Financial, Inc.	250,000	22,425,000
Unum Group	825,000	29,922,750
Total		76,980,750
TOTAL FINANCIALS		239,547,950
HEALTH CARE 7.2%
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	200,000	14,996,000
Health Care Providers & Services 2.5%
Humana, Inc.	185,000	23,816,900
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	600,000	30,390,000
TOTAL HEALTH CARE		69,202,900
INDUSTRIALS 9.8%
Aerospace & Defense 5.6%
General Dynamics Corp.	125,000	15,406,250
Honeywell International, Inc.	176,000	16,760,480
United Technologies Corp.	200,000	21,596,000
Total		53,762,730
Road & Rail 4.2%
CSX Corp.	650,000	20,091,500
Union Pacific Corp.	190,000	20,001,300
Total		40,092,800
TOTAL INDUSTRIALS		93,855,530
INFORMATION TECHNOLOGY 9.0%
Communications Equipment 1.9%
Juniper Networks, Inc.	805,000	18,667,950
IT Services 3.1%
Teradata Corp. (a)	640,000	29,228,800
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	1,658,000	38,308,090
TOTAL INFORMATION TECHNOLOGY		86,204,840

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.0%
Chemicals 2.6%
EI du Pont de Nemours & Co.	375,000	$24,791,250
Metals & Mining 3.4%
Freeport-McMoRan, Inc.	900,000	32,733,000
TOTAL MATERIALS		57,524,250
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 4.0%
Verizon Communications, Inc.	775,000	38,610,500
TOTAL TELECOMMUNICATION SERVICES		38,610,500
UTILITIES 3.0%
Independent Power and Renewable Electricity Producers 3.0%
AES Corp. (The)	1,910,000	$28,993,800
TOTAL UTILITIES		28,993,800
Total Common Stocks (Cost: $605,558,379)		$946,358,908

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.100% (b)(c)	10,935,458	$10,935,458
Total Money Market Funds (Cost: $10,935,458)		$10,935,458
Total Investments
(Cost: $616,493,837) (d)		$957,294,366(e)
Other Assets & Liabilities, Net		2,066,333
Net Assets		$959,360,699

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,859,842	29,557,821	(51,482,205)	10,935,458	4,233	10,935,458

(d)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $616,494,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$340,800,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$340,800,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	76,018,250	—	—	76,018,250
Consumer Staples	98,701,042	—	—	98,701,042
Energy	157,699,846	—	—	157,699,846
Financials	239,547,950	—	—	239,547,950
Health Care	69,202,900	—	—	69,202,900
Industrials	93,855,530	—	—	93,855,530
Information Technology	86,204,840	—	—	86,204,840
Materials	57,524,250	—	—	57,524,250
Telecommunication Services	38,610,500	—	—	38,610,500
Utilities	28,993,800	—	—	28,993,800
Total Equity Securities	946,358,908	—	—	946,358,908
Mutual Funds
Money Market Funds	10,935,458	—	—	10,935,458
Total Mutual Funds	10,935,458	—	—	10,935,458
Total	957,294,366	—	—	957,294,366

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 15.5%
Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc. (a)	582,531	$10,543,811
Motorcar Parts of America, Inc. (a)	89,928	2,726,617
Total		13,270,428

Diversified Consumer Services 2.1%
Sotheby’s	250,000	10,202,500

Hotels, Restaurants & Leisure 2.5%
Texas Roadhouse, Inc.	450,000	11,965,500
Household Durables 2.8%
Lennar Corp., Class A	340,000	13,321,200
Specialty Retail 2.0%
Vitamin Shoppe, Inc. (a)	250,000	9,797,500
Textiles, Apparel & Luxury Goods 3.4%
Hanesbrands, Inc.	160,000	16,428,800
TOTAL CONSUMER DISCRETIONARY		74,985,928
CONSUMER STAPLES 5.3%
Food Products 3.3%
Dean Foods Co.	307,500	4,975,350
WhiteWave Foods Co. (The), Class A (a)	310,000	10,856,200
Total		15,831,550
Personal Products 2.0%
Herbalife Ltd.	195,000	9,941,100
TOTAL CONSUMER STAPLES		25,772,650
ENERGY 9.9%
Energy Equipment & Services 7.5%
Exterran Holdings, Inc.	250,000	11,657,500
Superior Energy Services, Inc.	425,000	15,232,000
Tetra Technologies, Inc. (a)	800,000	9,440,000
Total		36,329,500
Oil, Gas & Consumable Fuels 2.4%
Oasis Petroleum, Inc. (a)	235,000	11,559,650
TOTAL ENERGY		47,889,150

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 14.4%
Insurance 11.3%
Endurance Specialty Holdings Ltd.	275,000	$15,969,250
Hanover Insurance Group, Inc. (The)	235,000	14,910,750
Lincoln National Corp.	275,000	15,136,000
Meadowbrook Insurance Group, Inc.	1,400,000	8,666,000
Total		54,682,000
Real Estate Investment Trusts (REITs) 1.3%
Gaming and Leisure Properties, Inc.	189,918	6,324,269
Thrifts & Mortgage Finance 1.8%
Ladder Capital Corp., Class A (a)	472,206	8,783,032
TOTAL FINANCIALS		69,789,301
HEALTH CARE 13.5%
Health Care Equipment & Supplies 2.1%
Analogic Corp.	102,500	7,400,500
Sirona Dental Systems, Inc. (a)	35,000	2,852,850
Total		10,253,350
Health Care Providers & Services 4.7%
PharMerica Corp. (a)	375,000	9,333,750
WellCare Health Plans, Inc. (a)	202,500	13,336,650
Total		22,670,400
Life Sciences Tools & Services 1.5%
Bruker Corp. (a)	375,000	7,522,500
Pharmaceuticals 5.2%
Impax Laboratories, Inc. (a)	500,492	12,332,123
Salix Pharmaceuticals Ltd. (a)	80,000	12,728,800
Total		25,060,923
TOTAL HEALTH CARE		65,507,173
INDUSTRIALS 18.1%
Aerospace & Defense 1.4%
Cubic Corp.	150,000	6,696,000
Airlines 3.5%
United Continental Holdings, Inc. (a)	350,000	16,663,500
Building Products 1.8%
Armstrong World Industries, Inc. (a)	150,000	8,652,000

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies 2.5%
Waste Connections, Inc.	250,000	$12,265,000
Electrical Equipment 2.7%
EnerSys	200,000	12,858,000
Machinery 3.2%
Mueller Industries, Inc.	330,000	9,649,200
Wabash National Corp. (a)	425,000	6,009,500
Total		15,658,700
Road & Rail 3.0%
Swift Transportation Co. (a)	690,000	14,614,200
TOTAL INDUSTRIALS		87,407,400
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 6.2%
Calix, Inc. (a)	747,790	7,851,795
Extreme Networks, Inc. (a)	2,408,763	12,838,707
JDS Uniphase Corp. (a)	800,000	9,240,000
Total		29,930,502
Electronic Equipment, Instruments & Components 3.1%
Belden, Inc.	207,000	15,125,490
IT Services 1.8%
CACI International, Inc., Class A (a)	120,441	8,686,205
Software 2.0%
BroadSoft, Inc. (a)	400,000	9,544,000
TOTAL INFORMATION TECHNOLOGY		63,286,197

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.3%
Chemicals 2.5%
Minerals Technologies, Inc.	190,000	$11,897,800
Containers & Packaging 1.8%
Owens-Illinois, Inc. (a)	290,000	8,929,100
TOTAL MATERIALS		20,826,900
TELECOMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 1.5%
Globalstar, Inc. PIK (a)	1,800,000	7,164,000
Wireless Telecommunication Services 3.5%
Telephone & Data Systems, Inc.	650,000	17,121,000
TOTAL TELECOMMUNICATION SERVICES		24,285,000
Total Common Stocks (Cost: $292,290,563)		$479,749,699

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.100% (b)(c)	5,233,972	$5,233,972
Total Money Market Funds (Cost: $5,233,972)		$5,233,972
Total Investments
(Cost: $297,524,535) (d)		$484,983,671(e)
Other Assets & Liabilities, Net		(1,038,925)
Net Assets		$483,944,746

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,344,688	29,493,803	(26,604,519)	5,233,972	790	5,233,972

(d)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $297,525,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$192,532,000
Unrealized Depreciation	(5,073,000)
Net Unrealized Appreciation	$187,459,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	74,985,928	—	—	74,985,928
Consumer Staples	25,772,650	—	—	25,772,650
Energy	47,889,150	—	—	47,889,150
Financials	69,789,301	—	—	69,789,301
Health Care	65,507,173	—	—	65,507,173
Industrials	87,407,400	—	—	87,407,400
Information Technology	63,286,197	—	—	63,286,197
Materials	20,826,900	—	—	20,826,900
Telecommunication Services	24,285,000	—	—	24,285,000
Total Equity Securities	479,749,699	—	—	479,749,699
Mutual Funds
Money Market Funds	5,233,972	—	—	5,233,972
Total Mutual Funds	5,233,972	—	—	5,233,972
Total	484,983,671	—	—	484,983,671

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 2.4%
Auto Components 0.3%
Mobileye NV (a)	247,000	$10,675,340
Diversified Consumer Services 0.2%
LifeLock, Inc. (a)	638,518	9,462,836
Media 1.5%
DIRECTV (a)	547,000	47,288,150
Twenty-First Century Fox, Inc., Class A	234,100	8,291,822
Total		55,579,972
Specialty Retail 0.4%
GameStop Corp., Class A	348,000	14,685,600
TOTAL CONSUMER DISCRETIONARY		90,403,748
FINANCIALS —%
Diversified Financial Services —%
Hanei Corp. (b)(c)(d)	49,382	—
TOTAL FINANCIALS		—
INDUSTRIALS 0.4%
Commercial Services & Supplies 0.4%
Pitney Bowes, Inc.	525,400	14,217,324
TOTAL INDUSTRIALS		14,217,324
INFORMATION TECHNOLOGY 95.1%
Communications Equipment 2.9%
Arris Group, Inc. (a)	390,900	11,965,449
Aruba Networks, Inc. (a)	365,000	7,792,750
Cisco Systems, Inc.	1,930,400	48,240,696
F5 Networks, Inc. (a)	256,400	31,842,316
Finisar Corp. (a)	363,100	7,374,561
Flashpoint Technology, Inc. (b)(c)(d)	246,914	—
Nortel Networks Corp. (a)	819	7
Total		107,215,779
Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc. (a)	296,700	18,469,575
Avnet, Inc.	407,400	18,133,374
Total		36,602,949
Internet Software & Services 5.4%
Google, Inc., Class A (a)	176,100	102,553,596

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class C (a)	176,700	$101,001,720
Total		203,555,316
IT Services 3.1%
Computer Sciences Corp.	275,800	16,490,082
Sabre Corp.	1,680,105	30,628,314
Vantiv, Inc., Class A (a)	607,900	19,015,112
Visa, Inc., Class A	230,400	48,964,608
Total		115,098,116
Semiconductors & Semiconductor Equipment 43.3%
Advanced Energy Industries, Inc. (a)	1,029,394	19,815,835
Advanced Micro Devices, Inc. (a)	11,828,928	49,326,630
Avago Technologies Ltd.	483,131	39,660,224
Broadcom Corp., Class A	3,654,500	143,914,210
Lam Research Corp.	4,228,328	304,059,067
Lattice Semiconductor Corp. (a)(e)	6,913,777	51,922,465
Marvell Technology Group Ltd.	9,366,897	130,293,537
Mattson Technology, Inc. (a)	2,490,327	6,126,204
Maxim Integrated Products, Inc.	2,022,500	62,475,025
Microsemi Corp. (a)	4,053,060	107,973,518
Montage Technology Group Ltd. (a)	190,360	4,088,933
NXP Semiconductor NV (a)	405,697	27,798,358
Skyworks Solutions, Inc.	2,449,133	138,767,876
Spansion, Inc., Class A (a)(e)	3,809,014	84,941,012
Synaptics, Inc. (a)(e)	1,945,308	159,709,787
Teradyne, Inc. (e)	11,229,477	231,214,931
TriQuint Semiconductor, Inc. (a)	2,306,879	47,671,655
Total		1,609,759,267
Software 27.6%
Activision Blizzard, Inc.	1,970,523	46,386,111
AVG Technologies NV (a)	529,600	9,289,184
Check Point Software Technologies Ltd. (a)	2,354,243	167,198,338
Citrix Systems, Inc. (a)	1,116,500	78,445,290
King Digital Entertainment PLC (a)	1,558,652	21,493,811
Microsoft Corp.	2,058,800	93,531,284
Nuance Communications, Inc. (a)	3,459,114	58,839,529
PTC, Inc. (a)	507,478	19,634,324
Red Hat, Inc. (a)	455,400	27,742,968
Rovi Corp. (a)	619,300	14,324,409
Salesforce.com, Inc. (a)	697,451	41,212,380
SolarWinds, Inc. (a)	727,517	31,130,452
Synopsys, Inc. (a)(e)	8,159,192	333,710,953
Verint Systems, Inc. (a)	881,771	44,203,180
VMware, Inc., Class A (a)	388,356	38,284,135
Total		1,025,426,348

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 11.8%
Apple, Inc.	1,798,300	$184,325,750
Electronics for Imaging, Inc. (a)	1,265,529	55,733,897
EMC Corp.	1,597,600	47,177,128
Hewlett-Packard Co.	577,800	21,956,400
NetApp, Inc.	2,437,950	102,783,972
Seagate Technology PLC	425,200	26,609,016
Total		438,586,163
TOTAL INFORMATION TECHNOLOGY		3,536,243,938
Total Common Stocks (Cost: $2,521,161,291)		$3,640,865,010

Convertible Preferred Stocks 0.1%
INFORMATION TECHNOLOGY 0.1%
Technology Hardware, Storage & Peripherals 0.1%
Silver Peak Systems, Inc. (a)(b)(d)	2,620,545	2,332,285
TOTAL INFORMATION TECHNOLOGY		2,332,285
Total Convertible Preferred Stocks (Cost: $10,041,774)		$2,332,285

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.100% (e)(f)	92,737,318	$92,737,318

Total Money Market Funds (Cost: $92,737,318)		$92,737,318
Total Investments
(Cost: $2,623,940,383) (g)		$3,735,934,613(h)
Other Assets & Liabilities, Net		(19,195,501)
Net Assets		$3,716,739,112

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $2,332,285, which represents 0.06% of net assets.  Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	9-10-1999	1,000,844
Hanei Corp.	9-10-1999	—
Silver Peak Systems, Inc.	1-14-2008	10,041,774

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $2,332,285, which represents 0.06% of net assets.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,035,079	380,096,586	(293,394,347)	—	92,737,318	23,994	92,737,318
Lattice Semiconductor Corp.*	19,800,637	23,641,737	—	—	43,442,374	—	51,922,465
Spansion, Inc., Class A	68,991,664	—	(20,319,360)	531,343	49,203,647	—	84,941,012
Synaptics, Inc.	125,627,871	—	(59,007,849)	16,334,805	82,954,827	—	159,709,787
Synopsys, Inc.*	179,203,785	25,125,668	(1,046,221)	46,986	203,330,218	—	333,710,953
Teradyne, Inc.	183,634,319	9,149,451	(16,992,704)	1,166,715	176,957,781	—	231,214,931
Total	583,293,355	438,013,442	(390,760,481)	18,079,849	648,626,165	23,994	954,236,466

* Issuer was not an affiliate for the entire period ended August 31, 2014.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2014.

(g)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $2,623,940,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,134,837,000
Unrealized Depreciation	(22,842,000)
Net Unrealized Appreciation	$1,111,995,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	90,403,748	—	—		90,403,748
Financials	—	—	0	(a)	0	(a)
Industrials	14,217,324	—	—		14,217,324
Information Technology	3,536,243,938	—	0	(a)	3,536,243,938
Convertible Preferred Stocks
Information Technology	—	—	2,332,285		2,332,285
Total Equity Securities	3,640,865,010	—	2,332,285		3,643,197,295
Mutual Funds
Money Market Funds	92,737,318	—	—		92,737,318
Total Mutual Funds	92,737,318	—	—		92,737,318
Total	3,733,602,328	—	2,332,285		3,735,934,613

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock and convertible preferred stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

Portfolio of Investments

Columbia Small/Mid Cap Value Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%

CONSUMER DISCRETIONARY 15.0%
Auto Components 2.6%
American Axle & Manufacturing Holdings, Inc. (a)	830,000	$15,023,000
Motorcar Parts of America, Inc. (a)	113,824	3,451,144
Tenneco, Inc. (a)	120,000	7,689,600
TRW Automotive Holdings Corp. (a)	116,000	11,169,640
Total		37,333,384
Diversified Consumer Services 1.8%
Houghton Mifflin Harcourt Co. (a)	690,000	13,248,000
Nord Anglia Education, Inc. (a)	695,000	13,309,250
Total		26,557,250
Hotels, Restaurants & Leisure 1.8%
Del Frisco’s Restaurant Group, Inc. (a)	480,000	10,622,400
Intrawest Resorts Holdings, Inc. (a)	415,000	4,776,650
Sonic Corp. (a)	515,000	10,871,650
Total		26,270,700
Household Durables 3.6%
D.R. Horton, Inc.	550,000	11,924,000
Helen of Troy Ltd. (a)	230,000	13,390,600
KB Home	700,000	12,425,000
Standard Pacific Corp. (a)	1,600,000	13,392,000
Total		51,131,600
Multiline Retail 1.2%
JCPenney Co., Inc. (a)	1,625,000	17,550,000
Specialty Retail 4.0%
Abercrombie & Fitch Co., Class A	160,000	6,688,000
Best Buy Co., Inc.	505,000	16,104,450
Finish Line, Inc., Class A (The)	555,000	16,444,650
Sonic Automotive, Inc., Class A	435,000	10,744,500
TravelCenters of America LLC (a)	650,000	7,403,500
Total		57,385,100
TOTAL CONSUMER DISCRETIONARY		216,228,034
CONSUMER STAPLES 1.1%
Food Products 1.1%
TreeHouse Foods, Inc. (a)	197,000	16,256,440
TOTAL CONSUMER STAPLES		16,256,440
ENERGY 6.7%
Energy Equipment & Services 3.3%
Basic Energy Services, Inc. (a)	455,000	11,015,550
Helix Energy Solutions Group, Inc. (a)	595,000	16,255,400

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Nabors Industries Ltd.	420,000	$11,428,200
Oil States International, Inc. (a)	153,000	9,876,150
Total		48,575,300
Oil, Gas & Consumable Fuels 3.4%
Athlon Energy, Inc. (a)	210,000	9,773,400
Delek U.S. Holdings, Inc.	315,000	11,018,700
Goodrich Petroleum Corp. (a)	570,000	12,597,000
Whiting Petroleum Corp. (a)	165,000	15,288,900
Total		48,678,000
TOTAL ENERGY		97,253,300
FINANCIALS 28.3%
Banks 7.8%
Comerica, Inc.	300,000	15,102,000
East West Bancorp, Inc.	475,000	16,549,000
Huntington Bancshares, Inc.	1,525,000	15,013,625
Prosperity Bancshares, Inc.	250,000	15,100,000
SVB Financial Group (a)	160,000	17,811,200
Umpqua Holdings Corp.	850,000	14,849,500
Zions Bancorporation	630,000	18,358,200
Total		112,783,525
Capital Markets 1.8%
Affiliated Managers Group, Inc. (a)	67,000	14,147,050
Medley Capital Corp.	950,000	12,179,000
Total		26,326,050
Insurance 6.7%
American Equity Investment Life Holding Co.	575,000	14,225,500
Amtrust Financial Services, Inc.	360,000	15,850,800
Assured Guaranty Ltd.	850,000	20,527,500
CNO Financial Group, Inc.	875,000	15,618,750
Hartford Financial Services Group, Inc. (The)	430,000	15,931,500
XL Group PLC	450,000	15,381,000
Total		97,535,050
Real Estate Investment Trusts (REITs) 9.4%
Alexandria Real Estate Equities, Inc.	130,000	10,277,800
Altisource Residential Corp.	390,000	9,570,600
American Assets Trust, Inc.	350,000	12,267,500
CubeSmart	650,000	12,090,000
Geo Group, Inc. (The)	355,000	13,284,100
Highwoods Properties, Inc.	325,000	13,828,750
Kilroy Realty Corp.	265,000	16,761,250
National Health Investors, Inc.	175,000	11,289,250

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust	400,000	$8,904,000
QTS Realty Trust Inc., Class A	500,000	15,075,000
Tanger Factory Outlet Centers, Inc.	345,000	12,043,950
Total		135,392,200
Thrifts & Mortgage Finance 2.6%
EverBank Financial Corp.	820,000	15,481,600
MGIC Investment Corp. (a)	1,190,000	10,031,700
Radian Group, Inc.	790,000	11,502,400
Total		37,015,700
TOTAL FINANCIALS		409,052,525
HEALTH CARE 7.6%
Health Care Equipment & Supplies 1.3%
Symmetry Medical, Inc. (a)	272,944	2,516,544
Teleflex, Inc.	145,000	15,874,600
Total		18,391,144
Health Care Providers & Services 5.3%
Healthways, Inc. (a)	650,000	11,349,000
Kindred Healthcare, Inc.	665,000	13,732,250
LifePoint Hospitals, Inc. (a)	255,000	19,074,000
Omnicare, Inc.	235,000	14,985,950
VCA, Inc. (a)	410,000	16,707,500
Total		75,848,700
Pharmaceuticals 1.0%
Catalent, Inc. (a)	695,165	14,946,047
TOTAL HEALTH CARE		109,185,891
INDUSTRIALS 11.9%
Airlines 3.3%
Alaska Air Group, Inc.	335,000	15,523,900
American Airlines Group, Inc.	390,000	15,174,900
United Continental Holdings, Inc. (a)	350,000	16,663,500
Total		47,362,300
Commercial Services & Supplies 2.4%
Civeo Corp.	370,000	9,401,700
Deluxe Corp.	275,000	16,376,250
Steelcase, Inc., Class A	575,000	9,027,500
Total		34,805,450
Construction & Engineering 0.3%
Tutor Perini Corp. (a)	146,584	4,379,930

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Machinery 2.8%
Timken Co. (The)	205,000	$9,284,450
Trinity Industries, Inc.	345,000	16,691,100
Wabash National Corp. (a)	1,000,000	14,140,000
Total		40,115,550
Professional Services 1.0%
Towers Watson & Co.	128,000	14,032,640
Road & Rail 0.9%
Swift Transportation Co. (a)	650,000	13,767,000
Trading Companies & Distributors 1.2%
United Rentals, Inc. (a)	145,000	17,059,250
TOTAL INDUSTRIALS		171,522,120
INFORMATION TECHNOLOGY 12.0%
Communications Equipment 2.2%
Ciena Corp. (a)	400,000	8,276,000
F5 Networks, Inc. (a)	105,000	13,039,950
Finisar Corp. (a)	515,000	10,459,650
Total		31,775,600
Internet Software & Services 1.0%
Endurance International Group Holdings, Inc. (a)	1,075,000	14,469,500
IT Services 1.0%
Global Cash Access Holdings, Inc. (a)	800,000	6,248,000
Unisys Corp. (a)	325,000	7,608,250
Total		13,856,250
Semiconductors & Semiconductor Equipment 4.7%
Fairchild Semiconductor International, Inc. (a)	680,000	11,934,000
Integrated Device Technology, Inc. (a)	925,000	15,216,250
Kulicke & Soffa Industries, Inc. (a)	1,125,000	16,526,250
Skyworks Solutions, Inc.	290,000	16,431,400
SunEdison, Inc. (a)	385,000	8,481,550
Total		68,589,450
Software 3.1%
Autodesk, Inc. (a)	260,000	13,946,400
BroadSoft, Inc. (a)	525,000	12,526,500
EPIQ Systems, Inc.	228,273	3,321,372

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Mentor Graphics Corp.	675,000	$14,721,750
Total		44,516,022
TOTAL INFORMATION TECHNOLOGY		173,206,822
MATERIALS 8.4%
Chemicals 2.9%
Axiall Corp.	310,000	12,889,800
OM Group, Inc.	285,000	7,581,000
Orion Engineered Carbons SA (a)	486,276	8,300,731
Taminco Corp. (a)	560,000	13,412,000
Total		42,183,531
Containers & Packaging 0.9%
Rock-Tenn Co., Class A	275,000	13,519,000
Metals & Mining 1.2%
Constellium NV (a)	360,000	10,252,800
TimkenSteel Corp.	133,000	6,354,740
Total		16,607,540
Paper & Forest Products 3.4%
Boise Cascade Co. (a)	460,000	13,827,600
Clearwater Paper Corp. (a)	215,000	14,878,000
KapStone Paper and Packaging Corp. (a)	480,000	14,755,200
Louisiana-Pacific Corp. (a)	435,000	6,207,450
Total		49,668,250
TOTAL MATERIALS		121,978,321
UTILITIES 4.1%
Electric Utilities 1.0%
UIL Holdings Corp.	415,000	15,458,750
Gas Utilities 2.3%
South Jersey Industries, Inc.	305,000	17,674,750
Southwest Gas Corp.	295,000	15,401,950
Total		33,076,700

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.8%
NRG Energy, Inc.	370,000	$11,388,600
TOTAL UTILITIES		59,924,050
Total Common Stocks (Cost: $1,183,886,094)		$1,374,607,503

	Shares	Value

Exchange-Traded Funds 0.7%

SPDR S&P 500 ETF Trust	50,000	$10,035,500
Total Exchange-Traded Funds (Cost: $9,370,600)		$10,035,500

Issuer	Shares	Value

Limited Partnerships 1.2%

FINANCIALS 1.2%
Capital Markets 1.2%
Lazard Ltd., Class A	325,000	$17,764,500
TOTAL FINANCIALS		17,764,500
Total Limited Partnerships (Cost: $11,647,380)		$17,764,500

	Shares	Value

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 0.100% (b)(c)	38,311,445	$38,311,445

Total Money Market Funds (Cost: $38,311,445)		$38,311,445

Total Investments
(Cost: $1,243,215,519) (d)		$1,440,718,948(e)

Other Assets & Liabilities, Net		4,290,873

Net Assets		$1,445,009,821

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	39,035,428	110,323,575	(111,047,558)	38,311,445	12,022	38,311,445

(d)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $1,243,216,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$219,512,000
Unrealized Depreciation	(22,009,000)
Net Unrealized Appreciation	$197,503,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	216,228,034	—	—	216,228,034
Consumer Staples	16,256,440	—	—	16,256,440
Energy	97,253,300	—	—	97,253,300
Financials	409,052,525	—	—	409,052,525
Health Care	109,185,891	—	—	109,185,891
Industrials	171,522,120	—	—	171,522,120
Information Technology	173,206,822	—	—	173,206,822
Materials	121,978,321	—	—	121,978,321
Utilities	59,924,050	—	—	59,924,050
Exchange-Traded Funds	10,035,500	—	—	10,035,500
Total Equity Securities	1,384,643,003	—	—	1,384,643,003
Other
Limited Partnerships	17,764,500	—	—	17,764,500
Total Other	17,764,500	—	—	17,764,500
Mutual Funds
Money Market Funds	38,311,445	—	—	38,311,445
Total Mutual Funds	38,311,445	—	—	38,311,445
Total	1,440,718,948	—	—	1,440,718,948

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 90.5%
Federal Home Loan Mortgage Corp. (a)(b)
CMO Series 4119 Class SP
10/15/42	2.483%	$5,355,766	$4,813,446
Federal Home Loan Mortgage Corp. (a)(b)(c)
CMO IO Series 3913 Class SW
09/15/40	6.445%	9,604,389	1,844,731
CMO IO STRIPS Series 280 Class S1
09/15/42	5.845%	21,970,682	4,916,337
CMO IO Series 2471 Class SI
03/15/32	7.795%	72,863	18,259
CMO IO Series 264 Class S1
07/15/42	5.795%	21,836,043	5,240,623
CMO IO Series 2957 Class SW
04/15/35	5.845%	3,521,384	548,187
CMO IO Series 311 Class S1
08/15/43	5.795%	73,626,385	16,652,158
CMO IO Series 3122 Class IS
03/15/36	6.545%	8,933,848	1,631,875
CMO IO Series 318 Class S1
11/15/43	5.795%	14,695,749	3,336,248
CMO IO Series 3280 Class SI
02/15/37	6.285%	2,987,828	434,577
CMO IO Series 3453 Class W
12/15/32	7.248%	10,615,838	2,220,815
CMO IO Series 3630 Class AI
03/15/17	1.931%	470,059	11,925
CMO IO Series 3761 Class KS
06/15/40	5.845%	3,213,873	372,513
CMO IO Series 4068 Class GI
09/15/36	1.978%	27,498,244	1,817,337
CMO IO Series 4094 Class SY
08/15/42	5.925%	22,391,420	4,562,037
CMO IO Series 4107 Class KS
06/15/38	1.871%	20,543,272	1,568,039
CMO IO Series 4174 Class SB
05/15/39	6.045%	22,503,925	4,091,598
CMO IO Series 4199 Class SB
05/15/40	6.045%	27,039,753	5,560,114
CMO IO Series 4223 Class DS
12/15/38	5.945%	6,785,938	1,226,851
CMO IO Series 4286 Class NS
12/15/43	5.745%	7,797,862	1,858,878
CMO IO Series AS Class 4183
04/15/39	5.995%	10,434,147	1,901,175
CMO IO Series ES Class 4175
06/15/38	5.995%	11,110,184	1,962,004
Federal Home Loan Mortgage Corp. (b)
01/01/42-06/01/44	3.500%	131,891,364	135,968,508
03/01/41-04/01/41	4.000%	8,545,819	9,096,560
07/01/39-07/01/40	4.500%	19,658,944	21,490,838
11/01/17-04/01/40	5.000%	23,856,067	26,503,417
01/01/30-06/01/33	5.500%	13,296,441	14,815,840

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/01/33-11/01/37	6.000%	$4,804,080	$5,565,735
12/01/16-08/01/34	6.500%	965,252	1,086,070
04/01/17	7.000%	58,710	61,482
06/01/15	7.500%	12,238	12,423
10/01/17-06/01/31	8.000%	177,664	203,689
01/01/20	10.500%	13,126	13,208
Federal Home Loan Mortgage Corp. (b)(c)
CMO IO Series 2639 Class UI
03/15/22	5.000%	6,255	23
CMO IO Series 304 Class C69
12/15/42	4.000%	9,514,204	1,943,774
CMO IO Series 329 Class C5
06/15/43	3.500%	13,606,182	3,016,445
CMO IO Series 3786 Class PI
12/15/37	4.500%	7,543,262	704,312
CMO IO Series 3800 Class HI
01/15/40	4.500%	7,450,847	1,184,270
CMO IO Series 3807 Class NI
11/15/35	4.500%	23,045,987	2,114,778
CMO IO Series 4098 Class AI
05/15/39	3.500%	13,671,647	2,357,929
CMO IO Series 4120 Class AI
11/15/39	3.500%	15,492,876	2,150,004
CMO IO Series 4121 Class IA
01/15/41	3.500%	13,878,475	2,845,698
CMO IO Series 4121 Class MI
10/15/42	4.000%	9,184,934	2,354,139
CMO IO Series 4122 Class JI
12/15/40	4.000%	11,525,292	1,948,692
CMO IO Series 4139 Class CI
05/15/42	3.500%	9,087,525	1,548,198
CMO IO Series 4147 Class CI
01/15/41	3.500%	16,053,094	2,694,393
CMO IO Series 4148 Class BI
02/15/41	4.000%	11,805,210	1,976,309
CMO IO Series 4177 Class IY
03/15/43	4.000%	20,488,795	4,826,545
CMO IO Series 4213 Class DI
06/15/38	3.500%	20,340,432	3,078,191
CMO IO Series 4215 Class IL
07/15/41	3.500%	17,406,516	2,791,497
Federal Home Loan Mortgage Corp. (b)(d)
09/11/44	3.500%	25,000,000	25,689,062
09/11/44	4.000%	34,500,000	36,491,509
09/11/44	4.500%	18,300,000	19,758,281
Federal National Mortgage Association (a)(b)(c)
CMO IO Series 2003-117 Class KS
08/25/33	6.945%	5,383,325	479,358
CMO IO Series 2006-5 Class N1
08/25/34	1.920%	20,474,700	917,613
CMO IO Series 2006-5 Class N2
02/25/35	1.966%	78,223,123	4,844,561
CMO IO Series 2007-5 Class SC
02/25/37	5.955%	1,569,412	183,764
CMO IO Series 2007-54 Class DI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/25/37	5.945%	$24,083,188	$4,588,105
CMO IO Series 2012-122 Class SA
02/25/40	6.045%	28,950,106	5,505,835
CMO IO Series 2012-80 Class DS
06/25/39	6.495%	11,721,778	2,452,372
CMO IO Series 2012-97 Class SB
09/25/42	5.845%	12,344,166	1,949,622
CMO IO Series 2013-13 Class SA
03/25/43	5.995%	23,481,573	5,311,908
CMO IO Series 2013-SB Class 97
06/25/32	5.945%	16,869,171	3,279,296
Federal National Mortgage Association (b)
05/01/27	2.500%	21,666,732	22,042,246
02/01/27-05/01/43	3.000%	149,372,414	150,860,095
03/01/42-12/01/42	3.500%	76,704,057	79,337,325
11/01/40-05/01/44	4.000%	98,350,206	104,584,142
06/01/25-09/01/41	4.500%	144,710,057	157,440,851
02/01/18-09/01/41	5.000%	80,721,774	89,740,072
03/01/23-04/01/41	5.500%	36,458,828	41,079,907
03/01/17-09/01/38	6.000%	11,271,527	12,739,065
08/01/16-10/01/37	6.500%	13,046,321	14,980,579
01/01/17-09/01/28	7.500%	272,159	307,130
11/01/15	8.000%	194	195
11/01/37	8.500%	48,068	55,001
10/01/31	9.500%	88,601	94,995
Federal National Mortgage Association (b)(c)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	10,831,925	2,359,329
CMO IO Series 2003-119 Class GI
12/25/33	4.500%	145,964	27,828
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	48,919,451	7,976,312
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	15,585,184	2,348,131
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	11,718,134	1,789,707
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	9,320,563	1,458,496
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	33,617,216	5,104,014
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	8,122,942	1,367,453
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	20,955,554	3,313,641
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,329,148	1,694,819
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	6,803,008	1,105,481
CMO IO Series 2013-16 Class IO

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
01/25/40	3.500%	$22,313,137	$4,381,169
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	26,425,950	4,287,066
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	12,343,692	1,857,492
Federal National Mortgage Association (b)(d)
09/16/29-09/11/44	3.000%	102,000,000	102,541,124
09/16/29-09/11/44	3.500%	151,750,000	158,073,230
09/11/44	4.000%	98,000,000	103,864,692
09/11/44	4.500%	66,000,000	71,280,000
09/11/44	5.000%	7,000,000	7,719,578
Federal National Mortgage Association (b)(d)(e)
08/01/38	5.500%	621,974	696,466
Federal National Mortgage Association (b)(e)
08/01/38	5.500%	5,505,977	6,165,414
Government National Mortgage Association (b)
09/15/33-08/20/40	5.000%	32,126,323	35,612,595
12/15/32-11/20/41	6.000%	13,455,294	15,327,086
12/15/31-02/15/32	6.500%	254,032	292,639
03/15/30	7.000%	37,143	37,635
11/15/14	8.000%	95	95
Government National Mortgage Association (b)(c)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	14,028,741	2,700,075
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	18,655,116	2,491,743
Government National Mortgage Association (b)(d)
09/18/44	4.000%	8,000,000	8,532,500
Vendee Mortgage Trust (a)(b)(c)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.357%	2,533,983	23,658
CMO IO Series 1998-3 Class IO
03/15/29	0.152%	3,111,527	5,779

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,641,749,523)			$1,658,090,830

Residential Mortgage-Backed Securities - Non-Agency 13.3%

ASG Resecuritization Trust (a)(b)(f)
CMO Series 2013-2 Class 1A60
12/28/35	2.472%	$5,298,243	$5,251,249
CMO Series 2013-2 Class 2A70
11/28/35	2.424%	3,435,519	3,343,147
American General Mortgage Loan Trust (a)(b)(f)
CMO Series 2010-1A Class A3
03/25/58	5.650%	12,000,000	12,324,336
CMO Series 2010-1A Class A4
03/25/58	5.650%	8,000,000	8,306,056

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(f)
05/25/47	4.000%	$12,399,827	$12,878,931
BCAP LLC Trust (a)(b)(f)
07/26/36	2.612%	5,950,149	5,972,028
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	5,690,821	5,852,918
CMO Series 2013-RR4 Class 2A1
05/26/47	2.935%	3,592,762	3,607,356
Series 2012-RR10 Class 2A1
09/26/36	2.619%	7,833,171	7,910,320
Series 2013-RR1 Class 10A1
10/26/36	3.000%	9,442,239	9,500,734
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (b)(f)
08/27/37	6.000%	1,564,774	1,634,363
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (a)(b)(f)
01/28/33	2.981%	2,216,520	2,227,602
CAM Mortgage Trust CMO Series 2014-2 Class A (a)(b)(f)
05/15/48	2.600%	2,535,981	2,535,859
Castle Peak Loan Trust CMO Series 2012-1A Class A2 (a)(b)(f)
05/25/52	6.593%	5,478,654	5,478,654
Citigroup Mortgage Loan Trust, Inc. (a)(b)(f)
CMO Series 2009-10 Class 1A2
09/25/33	2.408%	1,191,958	1,027,285
CMO Series 2009-11 Class 1A2
02/25/37	2.560%	710,201	609,440
CMO Series 2009-9 Class 1A3
04/25/34	2.615%	2,489,441	2,242,911
CMO Series 2010-7 Class 3A4
12/25/35	6.133%	3,000,000	3,019,651
CMO Series 2013-5 Class 3A1
08/25/37	2.564%	9,261,053	9,348,755
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	4,297,988	4,194,289
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	4,865,776	4,963,091
CMO Series 2014-A Class B2
01/25/35	5.438%	2,896,733	2,994,411
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2012-6R Class 1A1
11/26/37	5.472%	2,164,266	2,161,389
Credit Suisse Mortgage Capital Certificates (a)(b)(f)
04/27/37	5.669%	3,070,005	3,210,145
CMO Series 2013-2R Class 1A5
05/27/36	4.354%	5,818,000	5,678,135
Series 2012-11 Class 3A2
06/29/47	1.155%	9,499,870	9,042,338
Credit Suisse Mortgage Capital Certificates (b)(f)
CMO Series 2009-12R Class 11A1
08/27/37	6.000%	2,579,180	2,654,444
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	5,000,000	5,022,250

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	$5,000,000	$5,017,075
Series 2010-2A5 Class 9R
02/27/38	4.000%	2,000,000	1,926,566
Credit Suisse Securities (USA) LLC (a)(b)(f)
02/25/54	3.067%	17,192,296	17,240,641
Credit Suisse Securities (USA) LLC (b)(f)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	3,031,649	2,976,704
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	6,146,601	5,967,969
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	5,500,000	5,517,188
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (b)
04/25/33	5.500%	505,366	506,718
GCAT Series 2013-RP1 Class A1 (a)(b)(f)
06/25/18	3.500%	6,324,252	6,354,935
Jefferies Resecuritization Trust (b)(f)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	2,252,145	2,286,500
Series 2014-1A1 Class R1
12/27/37	4.000%	3,000,000	2,994,375
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (a)(b)(f)
09/26/36	2.610%	5,027,535	4,897,322
NRPL Trust (a)(b)(f)
Series 2013-1A Class A
08/25/57	4.000%	13,423,906	13,356,786
Series 2014-1A Class A1
05/01/48	3.250%	4,988,877	4,988,877
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (a)(b)(c)(f)
01/25/54	2.240%	80,696,996	4,888,624
RBSSP Resecuritization Trust (a)(b)(f)
CMO Series 2009-12 Class 9A1
03/25/36	2.608%	2,383,589	2,352,975
CMO Series 2012-1 Class 5A2
12/27/35	5.242%	5,534,879	5,092,334
CMO Series 2012-5 Class 2A1
07/26/36	5.750%	6,297,442	6,618,218
Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1 (a)(b)(f)
07/25/43	3.750%	4,148,725	4,250,227
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (a)(b)(f)
03/25/34	3.466%	4,290,573	4,303,531

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $239,444,838)			$244,529,652

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 10.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (a)(b)
Series K029 Class A2
02/25/23	3.320%	$6,776,000	$7,095,299
Series K030 Class A2
04/25/23	3.250%	18,500,000	19,256,391
Series K031 Class A2
04/25/23	3.300%	3,100,000	3,232,136
Series K035 Class A2
08/25/23	3.458%	25,000,000	26,361,525
Series K036 Class A2
10/25/23	3.527%	10,980,000	11,613,522
Series K714 Class A2
10/25/20	3.034%	13,700,000	14,306,533
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (b)
Series K025 Class A2
10/25/22	2.682%	33,400,000	33,475,952
Series K715 Class A2
01/25/21	2.856%	30,000,000	30,982,164
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K037 Class A2 (b)
01/25/24	3.490%	15,900,000	16,775,184
Federal National Mortgage Association (a)(b)
Series 2013-M14 Class A2
10/25/23	3.329%	9,000,000	9,427,797
Federal National Mortgage Association (b)
10/01/19	4.430%	4,679,150	5,166,678
10/01/19	4.420%	4,120,161	4,547,308
01/01/20	4.570%	1,053,047	1,171,795
01/01/20	4.600%	1,733,758	1,931,892
05/01/24	5.030%	3,393,182	3,873,261

Total Commercial Mortgage-Backed Securities - Agency (Cost: $182,090,814)			$189,217,437

Commercial Mortgage-Backed Securities - Non-Agency 5.1%

American Homes 4 Rent Series 2014-SFR1 Class E (a)(b)(f)
06/17/31	2.750%	$10,250,000	$9,628,594
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)
08/15/24	5.483%	6,500,000	6,518,128
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (a)(b)(f)
09/15/26	3.655%	6,928,000	6,971,300
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-AMFX Class CD4 (a)(b)
12/11/49	5.366%	8,200,000	8,613,846

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Commercial Mortgage Trust Series 2013-RIA4 Class A1 (a)(b)(f)
11/27/28	3.250%	$2,841,920	$2,848,570
GS Mortgage Securities Trust Series 2007-GG10 Class AM (a)(b)
08/10/45	5.991%	16,950,000	17,577,523
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM (b)
05/15/47	5.372%	2,000,000	2,088,578
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (a)(b)(c)
12/15/30	1.069%	325,404	7,036
ORES NPL LLC (b)(f)
Series 2013-LV2 Class A
09/25/25	3.081%	2,664,536	2,664,536
Series 2014-LV3 Class A
03/27/24	3.000%	8,357,924	8,358,350
Series 2014-LV3 Class B
03/27/24	6.000%	4,800,000	4,795,329
Rialto Real Estate Fund LP (b)
Series 2013-LT3 Class A
06/20/28	2.500%	2,221,722	2,221,722
Rialto Real Estate Fund LP (b)(f)
Series 2014-LT5 Class A
05/15/24	2.850%	9,310,837	9,311,368
VFC LLC (b)(f)
Series 2014-2 Class A
07/20/30	2.750%	6,466,454	6,466,847
Series 2014-2 Class B
07/20/30	5.500%	5,000,000	4,996,170

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $93,794,139)			$93,067,897

Asset-Backed Securities - Non-Agency 6.1%

A Voce CLO Ltd. Series 2014-1A Class C (a)(f)
07/15/26	3.734%	$3,000,000	$2,843,499
ARES CLO Ltd. Series 2014-1A Class B (a)(f)
04/17/26	3.043%	3,250,000	3,175,985
Apidos CDO XVII Series 2014-17A Class A2A (a)(f)
04/17/26	2.260%	6,500,000	6,468,430
Carlyle Global Market Strategies CLO (a)(f)
Series 2013-1A Class B
02/14/25	3.334%	6,300,000	6,299,918
Series 2014-C1 Class 3A
07/27/26	3.934%	1,500,000	1,450,905
Credit Suisse Mortgage Capital Certificates CMO Series 2013-SC1 Class 1A2 (a)(f)
04/04/21	4.248%	26,337,967	26,443,319

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust CMO Series 2009-RS2 Class 4A1 (a)(f)
04/26/37	0.285%	$83,802	$83,645
Dryden Senior Loan Fund Series 2014-33A Class C (a)(f)
07/15/26	3.073%	10,266,667	10,061,847
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (a)(f)
04/25/25	1.984%	8,000,000	7,779,056
GoldenTree Loan Opportunities VIII Ltd. Series 2014-8A Class D (a)(f)
04/19/26	3.849%	5,000,000	4,879,550
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4 (a)
10/25/35	0.405%	63,342	63,096
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (a)(f)
07/06/38	2.654%	4,272,634	4,272,634
Nomad CLO Ltd. Series 2013-1A Class B (a)(f)
01/15/25	3.184%	10,000,000	9,847,690
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (a)(f)
04/20/25	1.884%	4,500,000	4,345,637
OZLM VII Ltd. Series 2014-C Class 7A (a)(f)
07/17/26	3.855%	2,000,000	1,905,502
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(f)
05/25/54	2.981%	4,999,528	4,999,573
SpringCastle America Funding LLC Series 2013-1A Class A (f)
04/03/21	3.750%	1,618,587	1,631,576
Symphony CLO Ltd. Series 2014-14A Class D2 (a)(f)
07/14/26	3.830%	7,500,000	7,209,390
Vericrest Opportunity Loan Transferee (a)(f)
CMO Series 2013-NPL4 Class A1
11/25/53	3.960%	2,851,257	2,865,073
Series 2014-3A Class A1
05/26/54	3.250%	4,640,546	4,671,582

Total Asset-Backed Securities - Non-Agency (Cost: $111,061,209)			$111,297,907

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls 0.2%

Call - OTC 10-Year Interest Rate Swap (g)
	238,250,000	2.650%	02/27/2015	$4,062,758

Total Options Purchased Calls (Cost: $4,300,413)				$4,062,758

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.9%

Put - OTC 2-Year Interest Rate Swap (g)
	92,000,000	2.100%	11/28/2014	$951
Put - OTC 2-Year Interest Rate Swap (g)
	100,000,000	2.500%	01/26/2015	7,480
Put - OTC 3-Year Interest Rate Swap (g)
	150,000,000	2.250%	03/06/2015	183,330
Put - OTC 3-Year Interest Rate Swap (g)
	500,000,000	2.250%	11/02/2015	3,849,900
Put - OTC 3-Year Interest Rate Swap (g)
	200,000,000	1.750%	02/11/2015	552,980
Put - OTC 30-Year Interest Rate Swap (g)
	120,250,000	3.500%	09/03/2014	12
Put - OTC 5-Year Interest Rate Swap (g)
	150,000,000	2.750%	05/31/2017	4,759,965
Put - OTC 5-Year Interest Rate Swap (g)
	100,000,000	3.000%	05/17/2017	2,583,730
Put - OTC 5-Year Interest Rate Swap (g)
	50,000,000	4.000%	08/17/2017	649,135
Put - OTC 5-Year Interest Rate Swap (g)
	130,000,000	3.250%	08/18/2017	3,058,224

Total Options Purchased Puts (Cost: $25,993,175)				$15,646,707

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 2.5%

Tri-Party Deutsche Bank Securities dated 8/29/14, matures 9/2/14, repurchase price $40,500,270 (collateralized by U.S. Government Agencies - total market value of $41,310,000)
09/02/14	0.060%	$40,500,000	$40,500,000
Tri-Party TD Securities (USA) LLC dated 8/29/14, matures 9/2/14, repurchase price $6,000,027 (collateralized by U.S. Government Agencies - total market value of $6,120,023)
09/02/14	0.040%	6,000,000	6,000,000

Total Repurchase Agreements (Cost: $46,500,000)			$46,500,000

		Shares	Value

Money Market Funds —%

Columbia Short-Term Cash Fund, 0.100% (h)(i)		496,856	$496,856

Total Money Market Funds (Cost: $496,856)			$496,856

Total Investments
(Cost: $2,345,430,967) (j)	$2,362,910,044(k)

Other Assets & Liabilities, Net	(529,969,172)

Net Assets	$1,832,940,872

Investments in Derivatives Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, securities totaling $3,033,809 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(39)	USD	(8,542,828)	12/2014	—	(6,152)
US 5YR NOTE	30	USD	3,565,078	12/2014	4,408	—
US 10YR NOTE	1,039	USD	130,686,719	12/2014	1,879	—
US ULTRA T-BOND	(101)	USD	(15,705,500)	12/2014	—	(133,503)
Total					6,287	(139,655)

Total Return Swap Contracts Outstanding at August 31, 2014

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Citibank	Total return based on the Markit IOS FN30.350.10 Index	Floating rate based on 1-month USD LIBOR	01/12/2041	USD	1,152,274	—	(29,408)
JPMorgan Chase Bank, London Branch	Total return based on the Markit IOS FN30.400.10 Index	Floating rate based on 1-month USD LIBOR	01/12/2041	USD	1,046,388	—	(25,465)
Total						—	(54,873)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $409,137,420 or 22.32% of net assets.

(g)	Purchased swaption contracts outstanding at August 31, 2014:
At August 31, 2014, securities and cash totaling $16,166,000 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call - OTC 10-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Pay	2.650	03/03/2025	238,250,000	4,300,413	4,062,758
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	11/30/2016	92,000,000	1,205,200	1,951
Put - OTC 2-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.500	01/28/2017	100,000,000	657,500	7,480
Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.250	03/10/2018	150,000,000	2,321,250	183,330
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	500,000,000	4,745,000	3,849,900
Put - OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	02/13/2018	200,000,000	1,485,000	552,980
Put - OTC 30-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	3.500	09/05/2044	120,250,000	2,633,475	12

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.750	06/02/2022	150,000,000	4,890,000	4,759,965
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	05/17/2022	100,000,000	3,516,000	2,583,730
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	08/21/2022	50,000,000	1,101,250	649,135
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/22/2022	130,000,000	3,438,500	3,058,224
Total							30,293,588	19,709,465

(h)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,565,091	152,433,647	(153,501,882)	496,856	1,876	496,856

(j)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $2,345,431,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$45,892,000
Unrealized Depreciation	(28,413,000)
Net Unrealized Appreciation	$17,479,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,658,090,830	—	1,658,090,830
Residential Mortgage-Backed Securities - Non-Agency	—	141,077,426	103,452,226	244,529,652
Commercial Mortgage-Backed Securities - Agency	—	189,217,437	—	189,217,437
Commercial Mortgage-Backed Securities - Non-Agency	—	90,846,175	2,221,722	93,067,897
Asset-Backed Securities - Non-Agency	—	74,459,467	36,838,440	111,297,907
Total Bonds	—	2,153,691,335	142,512,388	2,296,203,723
Short-Term Securities
Repurchase Agreements	—	46,500,000	—	46,500,000
Total Short-Term Securities	—	46,500,000	—	46,500,000
Other
Options Purchased Calls	—	4,062,758	—	4,062,758
Options Purchased Puts	—	15,646,707	—	15,646,707
Total Other	—	19,709,465	—	19,709,465
Mutual Funds
Money Market Funds	496,856	—	—	496,856
Total Mutual Funds	496,856	—	—	496,856
Investments in Securities	496,856	2,219,900,800	142,512,388	2,362,910,044
Derivatives
Assets
Futures Contracts	6,287	—	—	6,287
Liabilities
Futures Contracts	(139,655)	—	—	(139,655)
Swap Contracts	—	(54,873)	—	(54,873)
Total	363,488	2,219,845,927	142,512,388	2,362,721,803

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of May 31, 2014	105,818,531	5,783,840	56,279,826	167,882,197
Accrued discounts/premiums	(7,515)	5,165	11,236	8,886
Realized gain (loss)	12,125	165,825	36,660	214,610
Change in unrealized appreciation (depreciation)(a)	519,818	(77,948)	(69,536)	372,334
Sales	(5,743,229)	(3,655,160)	(2,866,053)	(12,264,442)
Purchases	8,042,296	—	(4,298,193)	3,744,103
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(5,189,800)	—	(12,255,500)	(17,445,300)
Balance as of August 31, 2014	103,452,226	2,221,722	36,838,440	142,512,388

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2014 was $450,208, which is comprised of Residential Mortgage-Backed Securities – Non-Agency of $519,818 and Asset-Backed Securities – Non-Agency of $(69,610).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2014